   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 16, 2000


                                                                FILE NO. 33-5852
                                                               FILE NO. 811-4676
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
                            ------------------------


                     REGISTRATION STATEMENT
                UNDER THE SECURITIES ACT OF 1933
                                                                       [X]
                POST-EFFECTIVE AMENDMENT NO. 30
                                                                       [X]
                              AND
                     REGISTRATION STATEMENT
            UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                       [X]

                        AMENDMENT NO. 32
                                                                       [X]


                                  HARBOR FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                        ONE SEAGATE, TOLEDO, OHIO 43666
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (419) 247-1940
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

               DAVID G. VAN HOOSER                                ERNEST V. KLEIN, ESQ.
                   HARBOR FUND                                      HALE AND DORR LLP
                   ONE SEAGATE                                       60 STATE STREET
                TOLEDO, OHIO 43666                             BOSTON, MASSACHUSETTS 02109

                    (NAME AND ADDRESS OF AGENTS FOR SERVICE)

                            ------------------------


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON FEBRUARY 1, 2001 PURSUANT TO PARAGRAPH (A) OF RULE 485.



                 THE INDEX TO EXHIBITS IS LOCATED AT PAGE C-6.


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--------------------------------------------------------------------------------

    THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                        PROSPECTUS

                                       [HARBOR FUND LOGO]

                              FEBRUARY 1, 2001


 -------------------------------------------------------------------------------
                                        HARBOR FUND
                                        The Securities and Exchange
                                        Commission has not approved any
                                        fund's shares as an investment or
                                        determined whether this prospectus
                                        is accurate or complete. Anyone who
                                        tells you otherwise is committing a
                                        crime.

TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                  OVERVIEW OF FUNDS                                      1

                                  RISK/RETURN SUMMARY                                    2

                                    Harbor Mid Cap Growth Fund                           2
                                    Harbor Growth Fund                                   4
                                    Harbor Small Cap Growth Fund                         6
                                    Harbor International Growth Fund                     8
                                    Harbor Global Equity Fund                            10
                                    Harbor Capital Appreciation Fund                     12
                                    Harbor International Fund II                         14
                                    Harbor International Fund                            16
                                    Harbor Value Fund                                    18
                                    Harbor Bond Fund                                     20
                                    Harbor Short Duration Fund                           22
                                    Harbor Money Market Fund                             24

                                  THE FUNDS' INVESTMENTS                                 26

                                  THE ADVISER AND SUBADVISERS                            28

                                  YOUR HARBOR FUND ACCOUNT                               34

                                    How to Purchase Shares of Harbor Fund                34
                                    How to Exchange Shares of Harbor Fund                36
                                    How to Sell Shares of Harbor Fund                    37

                                  SHAREHOLDER AND ACCOUNT POLICIES                       38

                                    Share Price                                          38
                                    Valuation of Shares                                  38
                                    Paying for Shares by Check                           38
                                    Redemptions in Kind                                  38
                                    Accounts with Small Balances                         38
                                    Signature Guarantees                                 38
                                    Householding                                         38
                                    Dividends, Distributions and Taxes                   39

                                  INVESTOR SERVICES                                      40

                                    www.harborfund.com                                   40
                                    AccessHarbor                                         40
                                    Harbor Navigator                                     40
                                    Tele Transactions                                    40
                                    Automatic Investment Plan                            40
                                    Automatic Exchange Plan                              40
                                    Automatic Withdrawal Plan                            40
                                    Dividend Exchange Plan                               40
                                    Transfer on Death Registration                       41
                                    Checkwriting for Money Market Fund                   41
                                    Account Statements                                   41

                                  FINANCIAL HIGHLIGHTS                                   42

                                  HARBOR FUND DETAILS                                    46

                                  FOR MORE INFORMATION                                   Back Cover

OVERVIEW OF FUNDS
--------------------------------------------------------------------------------

THE FUNDS' INVESTMENT
STYLES

Each Harbor fund has its own investment style. A portfolio of fixed income securities provides a certain style based on quality and duration. A portfolio of equity securities provides a certain style based on the stocks' growth or value characteristics and their market capitalizations. These maps show you each Harbor fund's investment style.

                  [GROWTH AND VALUE GRAPHS]

                                                           *HGEF holds both
                                                            domestic and
                                                            International
                                                            securities


Legend:
HMCGF     Harbor Mid Cap Growth Fund
HGF       Harbor Growth Fund
HSCGF     Harbor Small Cap Growth Fund

HIGF      Harbor International Growth Fund


HGEF      Harbor Global Equity Fund

HCAF      Harbor Capital Appreciation Fund
HIF2      Harbor International Fund II
HIF       Harbor International Fund
HVF       Harbor Value Fund
HBF       Harbor Bond Fund
HSDF      Harbor Short Duration Fund
HMMF     Harbor Money Market Fund

--------------------------------------------------------------------------------

WHO MAY WANT
TO INVEST IN THE
HARBOR FUNDS

The Harbor fixed income funds may be an appropriate investment for investors:
- Looking to allocate a portion of their assets to fixed income securities.
- Looking for an investment with a lower risk than equity funds.
- Seeking current income.

- Willing to assume the risk of changing interest rates and other factors, such as duration, credit quality and prepayment risk, that affect the value of bonds.


The Harbor equity funds may be an appropriate investment for investors:
- With a minimum five year time horizon and no need for current income.
- Willing to tolerate more risk than fixed income investments.

- Willing to assume the risk of changes in the value of common stocks and, in the case of the international and global equity funds, the risks of investing in foreign markets.


--------------------------------------------------------------------------------

WHAT IS THE ROLE OF
HARBOR CAPITAL
ADVISORS


Harbor Capital Advisors, Inc., a registered investment adviser since 1983, is the sponsor of the Harbor family of twelve no-load mutual funds, each with different risk and potential return characteristics. A subsidiary of Owens-Illinois, Inc., Harbor Capital Advisors selects and oversees subadvisers who are responsible for managing the assets of each fund.


--------------------------------------------------------------------------------

YOU SHOULD KNOW

An investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Harbor Fund's trustees may change a fund's investment goal without shareholder approval.

 PORTFOLIO MANAGERS
 WILLIAM JEFFERY
 KENNETH MCCAIN
 DAVID BARATTA
 Wall Street Associates
 1200 Prospect Street
 Suite 100
 La Jolla, CA 92037

 William Jeffery, Kenneth McCain, and David Baratta have co-managed the fund since its inception in 2000. William Jeffery serves as president and chairman of the board of directors of Wall Street Associates. Kenneth McCain is a member of Wall Street's board of directors. Both were previously employed at California First Capital Management. David Baratta joined the firm in 1999 and was previously employed at Morgan Grenfell, Inc.


RISK/RETURN SUMMARY
HARBOR MID CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
Long-term growth of capital.
PRINCIPAL STYLE CHARACTERISTICS
Mid cap growth stocks demonstrating extraordinary earnings growth.

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies with market capitalizations in the approximate range of $1 billion to $10 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment by the fund's portfolio. The subadviser's research also includes initial personal interviews and continuing contacts with management of a company. The subadviser has contact with a broad network of national and regional analysts and brokers specializing in smaller, growth companies.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Superior earnings growth
- High probability for positive earnings
- Strong balance sheet
- Attractive valuation as measured by price/earnings to growth ratio

The subadviser believes that these characteristics are the result of distinct attributes, which it looks for in potential investments, such as:
- Capable and accessible management
- High barriers to entry and resistance to recessionary forces
- Company offers related products and services
- Innovative business concept

The fund intends to invest substantially all, but must invest at least 65%, of its assets in a diversified portfolio of equity securities of about 75 companies. The fund's sector weightings are a result of, and secondary to, individual stock selections.

--------------------------------------------------------------------------------

FUND PERFORMANCE


Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See page 29 for historical subadviser composite performance information for accounts with substantially similar investment objectives, policies and strategies.


--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors value stocks or small or large cap stocks over mid cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

Because the fund invests primarily in stocks of mid cap companies, the fund's performance may be more volatile than a fund which invests primarily in stocks of large cap companies. Mid cap companies may have more limited product lines, markets and financial resources than large cap companies. They may also have shorter operating histories and more volatile businesses. Mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

RISK/RETURN SUMMARY
HARBOR MID CAP GROWTH FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.73%
                                            -----
  Total annual fund operating expenses      1.48%
-------------------------------------------------

(1) Because the adviser has agreed to limit the fund's operating expenses for the current year, the fund's actual expenses are estimated to be:


      Management fees                       0.55%
      Other expenses                        0.65%
                                            -----
      Total annual fund operating
        expenses                            1.20%


(2) Such as transfer agency, custody, professional and registration fees. Such fees are based on estimated amounts for the current fiscal year ending October 31, 2001.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 One          Three
                                 Year         Years
---------------------------------------------------

Mid Cap Growth Fund              $152         $478
---------------------------------------------------

 PORTFOLIO MANAGER
 PETER WELLES
 Emerging Growth Advisors, Inc.
 401 E. Pratt Street,
 Suite 211
 Baltimore, MD 21202

 Pete Welles has managed the fund since 1997. He has been president of Emerging Growth Advisors since 1993. Before that he was a general partner of Emerging Growth Partners, L.P.

RISK/RETURN SUMMARY
HARBOR GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
Long-term growth of capital.
PRINCIPAL STYLE CHARACTERISTICS
Small to mid cap growth stocks with high volatility.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies with market capitalizations or estimated revenues of $500 million or less at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, researching and evaluating individual companies, for potential investment in the fund's portfolio. Individual stock selection will determine industries in which the fund invests. The subadviser's research includes initial personal interviews and continuing contacts with top management of a company.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Capable and accessible management committed to above average earnings growth
- Dominant, unrecognized or innovative products or services with long-term growth potential
- Favorable potential financial strength and growth rates
The fund intends to invest substantially all, but must invest at least 65%, of its assets in a diversified portfolio of equity securities of about 40-60 companies. It may hold securities of companies with market capitalizations greater than $500 million. The fund may also engage in short sales, which is the sale by the fund of a borrowed security, of up to 25% of its assets to take advantage of anticipated declines in stock prices or to protect a profit in a portfolio security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)

[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'90                                                                              -6.65
'91                                                                              50.46
'92                                                                              -6.34
'93                                                                              18.40
'94                                                                             -11.42
'95                                                                              38.18
'96                                                                              11.05
'97                                                                              20.87
'98                                                                              11.39
'99                                                                              95.39

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.

FUND'S BEST AND WORST CALENDAR QUARTERS

                     Total Return   Quarter/Year
------------------------------------------------

Best                    53.74%        4th/1999

Worst                  -22.75%        3rd/1990
------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1999)

                                                   Since
                      One      Five     Ten      Inception
                      Year    Years    Years    (11/19/1986)
------------------------------------------------------------

Growth Fund          95.39%   32.19%   18.73%      17.45%

S&P 500              21.10%   28.68%   18.28%      17.67%
------------------------------------------------------------

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

RISK/RETURN SUMMARY
HARBOR GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors value stocks or large capitalization stocks over growth stocks or small capitalization stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.
- The prices of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.

The fund's performance may be more volatile because it invests primarily in small to mid cap stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small and mid cap stocks tend to trade in a wider price range than large cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in about 40-60 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 1999)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(1)                         0.15%
                                            -----
  Total annual fund operating expenses      0.90%
-------------------------------------------------

(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            One        Three       Five         Ten
                            Year       Years       Years       Years
---------------------------------------------------------------------

Growth Fund                 $92        $291        $510        $1,160
---------------------------------------------------------------------

 PORTFOLIO MANAGERS
 WILLIAM MUGGIA
 Westfield Capital Management Company Inc.
 One Financial Center
 23rd Floor
 Boston, MA 02111


 William Muggia has managed the fund since its inception in 2000. He is a senior vice president and a member of the board of directors of Westfield Capital Management. Prior to joining Westfield in 1994, he worked in the Technology Investment Banking Group at Alex Brown & Sons.


RISK/RETURN SUMMARY
HARBOR SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
Long-term growth of capital.
PRINCIPAL STYLE CHARACTERISTICS
Small cap growth stocks demonstrating consistent or accelerating earnings growth.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of companies with market capitalizations in the approximate range of $100 million to $1.5 billion at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach by, first, identifying companies that meet strict fundamental criteria and then performing a qualitative review on each identified company to select those companies for investment in the fund's portfolio. This means that individual stock selections primarily determine the fund's sector weightings. The subadviser's research also includes initial personal interviews and continuing contacts with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:
- Accelerating earnings momentum
- Strong earnings growth
- Strong balance sheet
- Attractive valuation as measured by price/earnings to growth ratio

In addition, the subadviser prefers companies with the following qualitative characteristics:
- Superior company management
- Significant insider ownership
- Unique market position and broad market opportunities
- Solid financial controls and accounting

The fund intends to invest substantially all, but must invest at least 65%, of its assets in a diversified portfolio of equity securities of about 35-45 companies.

--------------------------------------------------------------------------------

FUND PERFORMANCE


Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See page 30 for historical subadviser composite performance information for accounts with substantially similar investment objectives, policies and strategies.


--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investment if any of the following occurs:
- A drop in the stock market.
- The market favors value stocks or mid to large cap stocks over small cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund's performance may be more volatile because it invests primarily in small capitalization stocks. Smaller companies may have limited product lines, markets and financial resources. They may also have shorter operating histories and more volatile businesses. Small cap stocks tend to trade in a wider price range than larger cap stocks. In addition, it may be harder to sell these stocks, particularly in large blocks, which can reduce their selling price.

Because the fund typically invests in about 35-45 companies, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.

RISK/RETURN SUMMARY
HARBOR SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.72%
                                            -----
  Total annual fund operating expenses      1.47%
-------------------------------------------------

(1) Because the adviser has agreed to limit the fund's operating expenses for the current year, the fund's actual expenses are estimated to be:


      Management fees                       0.55%
      Other expenses                        0.65%
                                            -----
      Total annual fund operating
        expenses                            1.20%


(2) Such as transfer agency, custody, professional and registration fees. Such fees are based on estimated amounts for the current fiscal year ending October 31, 2001.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                   One        Three
                                   Year       Years
---------------------------------------------------
Small Cap Growth Fund              $151       $475
---------------------------------------------------

RISK/RETURN SUMMARY
HARBOR INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

 PORTFOLIO MANAGERS
 HOWARD MOSS
 BLAIR BOYER
 Jennison Associates LLC
 466 Lexington Avenue
 New York, NY 10017

 Howard Moss and Blair Boyer have managed the fund since it started in 1993. Howard Moss has been an executive vice president of Jennison since 1999. Blair Boyer has been an executive vice president of Jennison since 1999. Mr. Moss and Mr. Boyer both joined Jennison in 1993.

INVESTMENT GOAL
Long-term growth of capital.
PRINCIPAL STYLE CHARACTERISTICS
Foreign large cap stocks demonstrating secular growth.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of foreign companies often including those in emerging market countries. The fund must invest at least 65% of its assets in a minimum of three countries.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach to construct the fund's portfolio. This means that individual stock selections primarily determine the fund's country, currency and industry weightings.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with these characteristics:
- Actual and potential growth in earnings and cash flow
- Potential to improve profitability
- A strong balance sheet
- Significant market share for company products
- Capable management

The subadviser's research includes visiting companies and maintaining regular contact with a company's management.
In addition, the subadviser also looks for stocks that appear to be attractively valued relative to:
- Each company's peer group
- Ten year historical levels of absolute valuation
- Existing portfolio holdings
The fund's maximum exposure to any one company is limited by the subadviser's judgment as to the liquidity of the company's stock.

The fund focuses its investments on approximately 20 to 40 companies, typically with free float market capitalizations (excludes all shares not freely traded) of $2 billion or more, chosen from a select universe of stocks that the subadviser continuously monitors. Stocks of large companies in the fund's portfolio will generally demonstrate strong long-term secular growth characteristics.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'94                                                                              -7.71
'95                                                                              24.29
'96                                                                              32.04
'97                                                                               3.57
'98                                                                              23.49
'99                                                                              20.19

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year since its founding.

FUND'S BEST AND WORST CALENDAR QUARTERS

                          Total Return   Quarter/Year
-----------------------------------------------------

Best                         25.74%        4th/1999

Worst                       -15.24%        3rd/1998
-----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1999)

                                               Since
                           One      Five     Inception
                           Year    Years    (11/01/1993)
--------------------------------------------------------

International Growth
  Fund                    20.19%   20.33%      16.83%

EAFE(1)                   26.96%   12.83%      11.24%
--------------------------------------------------------

(1) Morgan Stanley Capital International Europe, Australasia, Far East.

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

RISK/RETURN SUMMARY
HARBOR INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign stock markets.
- The market favors value stocks or small cap stocks over growth stocks or large cap stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund typically invests in stocks of fewer than 40 companies. Thus, an adverse event affecting a particular company may hurt the fund's performance more than if it had invested in a larger number of companies.


The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occur:

- Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries.

Foreign brokerage and custodian fees may be higher than in the U.S.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 1999)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(1)                         0.16%
                                            -----
  Total annual fund operating expenses      0.91%
-------------------------------------------------

(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            One        Three       Five         Ten
                            Year       Years       Years       Years
---------------------------------------------------------------------

International Growth
Fund                        $93        $294        $515        $1,173
---------------------------------------------------------------------

RISK/RETURN SUMMARY
HARBOR GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

 PORTFOLIO MANAGER

 DAN JAWORSKI
 PABLO SALAS
 JON SORENSEN
 BPI Global Asset Management LLP
 1900 Summit
 Tower Blvd
 Suite 450
 Orlando, FL 32810

 Dan Jaworski, Pablo Salas and Jon Sorensen have managed the fund since its inception in 2001. Mr. Jaworski is a chief investment officer, managing director and a co-founder of BPI Global Asset Management LLP. Mr. Salas is a portfolio manager, managing director and a co-founder of BPI Global Asset Management LLP. Mr. Sorensen is a portfolio manager with BPI Global Asset Management LLP.

INVESTMENT GOAL
Long-term growth of capital.
PRINCIPAL STYLE CHARACTERISTICS
Foreign and domestic mid to large cap stocks.

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in equity securities and depositary receipts, or other similar securities representing ownership of foreign and domestic securities of companies, with a capitalization of at least $500 million at the time of initial investment.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, researching and evaluating individual companies, to manage the fund's portfolio. The subadviser's research focuses on identifying the best companies to own within a sector or industry that compete or have a competitive advantage on a global basis. The fund's sector and country weightings are a result of, and secondary to, individual stock selections. This research also includes visits to companies and discussions with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following characteristics:

- Superior management whose interests are aligned with shareholders

- Above-average return on equity

- Above-average profit margins and adequate free cash flow

- Strong capital structure with low leverage

- Relatively low price to earning, price to book, and price to free cash flow ratios

The subadviser looks for companies that are undervalued relative to their global industry peer group and that possess sustainable competitive advantages. The fund's maximum exposure to any one company is limited by the subadviser's judgment as to the liquidity of the company's stock.

The fund intends to invest substantially all of its assets in a diversified portfolio of equity securities of about 100-150 companies. However, the subadviser intends to limit emerging markets exposure to approximately 10%, individual emerging countries exposure to approximately 5%, and economic sector exposure to approximately twice the weight, at cost, of the Morgan Stanley Capital International World index. The fund may invest in foreign securities in the form of depository receipts or other similar securities representing ownership of foreign securities.

--------------------------------------------------------------------------------

FUND PERFORMANCE

Because the fund is newly organized and does not yet have a performance history, the bar chart and total return tables are not provided. See page 31 for historical subadviser composite performance information for accounts with substantially similar investment objectives, policies and strategies.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:

- A drop in foreign or domestic stock markets.

- The market favors small capitalization stocks over medium or large capitalization stocks.

- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

- The subadviser's judgment about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund invests in securities of foreign and domestic companies. Because of this, there is a risk that the fund's share price may fluctuate more than if the fund invested solely in securities of domestic issuers. Prices of foreign securities may go down if any of the following occurs:

- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.

- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

The risks are more severe for securities of issuers in emerging market countries such as Eastern Europe, Latin America, South America and the Pacific Basin.

Foreign brokerage and custodian fees may be higher than in the U.S.
                                       10

RISK/RETURN SUMMARY
HARBOR GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.79%
                                            -----
  Total annual fund operating expenses      1.54%
-------------------------------------------------

(1) Because the adviser has agreed to limit the fund's operating expenses for the current year, the fund's actual expenses are estimated to be:

      Management fees                       0.55%
      Other expenses                        0.65%
                                            -----
      Total annual fund operating
        expenses                            1.20%

(2) Such as transfer agency, custody, professional and registration fees. Such fees are based on estimated amounts for the current fiscal year ending October 31, 2001.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                    One        Three
                                    Year       Years
----------------------------------------------------

Global Equity Fund                  $158       $498
----------------------------------------------------

RISK/RETURN SUMMARY
HARBOR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

 PORTFOLIO MANAGER
 SPIROS SEGALAS
 Jennison Associates LLC
 466 Lexington Avenue
 New York, NY 10017
 Sig Segalas has managed the fund since 1990. He has been the president and chief investment officer of Jennison since 1993. He is a director and founding member of Jennison.

INVESTMENT GOAL
Long-term growth of capital.
PRINCIPAL STYLE CHARACTERISTICS
Mid to large cap growth stocks with more volatility than the market.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses a bottom up approach, researching and evaluating individual companies, to manage the fund's portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the fund's portfolio, the subadviser looks for companies with the following financial characteristics:
- Superior absolute and relative earnings growth
- Superior sales growth, improving sales momentum and high levels of unit growth
- High or improving profitability
- Strong balance sheets

In addition, the subadviser looks for companies that have actually achieved or exceeded expected earnings results and are attractively valued relative to their growth prospects.

The subadviser focuses on stocks of companies that have distinct attributes such as:
- Strong market position with a defensible franchise
- Unique marketing competence
- Strong research and development leading to superior new product flow
- Capable and disciplined management

The subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.
Stocks of mid and large cap companies in the fund's portfolio are expected to maintain or achieve above average earnings growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'90                                                                              -1.81
'91                                                                              54.79
'92                                                                               9.98
'93                                                                              12.12
'94                                                                               3.37
'95                                                                              37.82
'96                                                                              19.85
'97                                                                              31.46
'98                                                                              36.80
'99                                                                              45.81

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.

FUND'S BEST AND WORST CALENDAR QUARTERS

                         Total Return   Quarter/Year
----------------------------------------------------

Best                        30.01%        4th/1998

Worst                      -20.59%        3rd/1990
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1999)

                                                      Since
                         One      Five     Ten      Inception
                         Year    Years    Years    (12/29/1987)
---------------------------------------------------------------

Capital Appreciation
  Fund                  45.81%   34.07%   23.70%      23.09%

S&P 500                 21.10%   28.68%   18.28%      19.17%
---------------------------------------------------------------

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

RISK/RETURN SUMMARY
HARBOR CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in U.S. or foreign stock markets.
- The market favors small cap stocks over medium and large cap stocks, or value over growth stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.
- Prices of the fund's foreign securities go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. These risks are more severe for issuers in emerging market countries.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 1999)
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)
  Management fees                           0.60%
  Rule 12b-1 distribution fees              None
  Other expenses(1)                         0.06%
                                            -----
  Total annual fund operating expenses      0.66%
-------------------------------------------------

(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             One        Three       Five         Ten
                            Year        Years       Years       Years
---------------------------------------------------------------------

Capital Appreciation
Fund                         $68        $213        $374        $851
---------------------------------------------------------------------

RISK/RETURN SUMMARY
HARBOR INTERNATIONAL FUND II
--------------------------------------------------------------------------------

 PORTFOLIO MANAGER
 JAMES LATORRE
 Summit International Investments, Inc.
 125 Summer Street
 Boston, MA 02110
 Jim LaTorre has managed the fund since it started in 1996. Jim has been the president of Summit since 1996 and before that was a vice president at Boston Investor Services, Inc., an investment advisory firm.

INVESTMENT GOAL
Long-term total return, principally from growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
International mid to large cap value oriented stocks.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of foreign companies, including those located in emerging market countries. Most securities have a market capitalization of $1 billion or more, but the fund may invest in companies with market capitalization of less than $1 billion.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses an analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.

Subject to these allocations, the subadviser uses a value oriented, bottom up approach, researching and evaluating individual companies, to select stocks for the fund's portfolio. This research includes visiting companies around the world and meeting with company management. The subadviser has contact with a worldwide network of senior brokers and analysts.

In selecting stocks for the fund's portfolio, the subadviser also looks for companies with the following characteristics:
- Businesses that the subadviser understands
- Potential to improve margins
- Stock prices that appear to undervalue companies' assets or franchise values
- Above average, long term earnings expectation not reflected in the stock price

The fund must invest in a minimum of three countries. In the past, the fund has invested in as many as 20 or more countries at a time.
The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear more stable and are believed to provide some protection to foreign shareholders.

The subadviser chooses approximately 50-75 stocks for the portfolio from a select universe of stocks.

The fund may invest up to 10% of assets in fixed income securities of foreign corporate and government issuers and supranational organizations.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'97                                                                               9.70
'98                                                                               7.98
'99                                                                              30.84

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year since its founding.

FUND'S BEST AND WORST CALENDAR QUARTERS

                     Total Return   Quarter/Year
------------------------------------------------

Best                    25.13%        4th/1998

Worst                  -18.41%        3rd/1998
------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1999)

                                       Since
                         One         Inception
                         Year       (06/01/1996)
------------------------------------------------

International Fund
  II                    30.84%          16.33%

EAFE(1)                 26.96%          13.66%
------------------------------------------------

(1) Morgan Stanley Capital International Europe, Australasia, Far East.

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

RISK/RETURN SUMMARY
HARBOR INTERNATIONAL FUND II
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign stock markets.
- The market favors growth stocks over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Foreign brokerage and custodian fees may be higher than in the U.S.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 1999)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.75%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.27%
                                            -----
  Total annual fund operating expenses      1.02%
-------------------------------------------------


(1) Because the adviser has agreed to reduce the fund's management fees, the fund's actual expenses were:


      Management fees                       0.65%
      Total annual fund operating
        expenses                            0.92%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            One        Three       Five         Ten
                            Year       Years       Years       Years
---------------------------------------------------------------------

International Fund II       $105       $330        $578        $1,315
---------------------------------------------------------------------

RISK/RETURN SUMMARY
HARBOR INTERNATIONAL FUND
--------------------------------------------------------------------------------

 PORTFOLIO MANAGER
 HAKAN CASTEGREN
 Northern Cross Investments Limited
 Clarendon House
 2 Church Street
 Hamilton, Bermuda HMDX
 Hakan Castegren has managed the fund's portfolio since it started in 1987. Hakan is the president of Northern Cross and was previously associated with Boston Overseas Investors as a portfolio manager.

INVESTMENT GOAL
Long-term total return, principally from growth of capital.

PRINCIPAL STYLE CHARACTERISTICS
International large cap value oriented stocks.

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in equity securities, principally common stocks, preferred stocks, rights and depositary receipts, of foreign companies, including those located in emerging market countries. Companies in the fund's portfolio generally have market capitalizations in excess of $1 billion.

In general, the fund stays fully invested in stocks and does not try to time the market. The subadviser uses an analysis of economic and market data, as well as its knowledge of each country's culture, to determine country and industry allocations. Before selecting a country for investment, the subadviser analyzes the stability of a country's currency and its political, social and economic culture.

Subject to these allocations, the subadviser uses a value oriented, bottom up approach, researching and evaluating individual companies, to select stocks for the funds' portfolios. This research includes visiting companies around the world and meeting with company management. The subadviser has contact with a worldwide network of senior brokers and analysts.

In selecting stocks for the fund's portfolio, the subadviser also looks for companies with the following characteristics:
- Businesses that the subadviser believes offers value
- Low price/earnings multiples relative to other stocks in each country/industry
- Above average, long term earnings expectation not reflected in the price

The subadviser chooses approximately 70-90 stocks for the portfolio from a select universe of stocks.

The fund must invest in a minimum of three countries. In the past, the fund has invested in as many as 20 or more countries at a time.

The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear more stable and are believed to provide some protection to foreign shareholders.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'90                                                                              -9.76
'91                                                                              21.32
'92                                                                              -0.09
'93                                                                              45.42
'94                                                                               5.43
'95                                                                              16.06
'96                                                                              20.12
'97                                                                              15.49
'98                                                                              10.36
'99                                                                              23.89

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.

FUND'S BEST AND WORST CALENDAR QUARTERS

                     Total Return   Quarter/Year
------------------------------------------------

Best                    18.28%        4th/1998

Worst                  -17.13%        3rd/1990
------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1999)

                                                      Since
                       One         Five     Ten     Inception
                       Year       Years    Years    (12/29/87)
--------------------------------------------------------------

International
  Fund                23.89%      17.10%   13.95%     17.54%

EAFE(1)               26.96%      12.83%    7.01%      8.94%
--------------------------------------------------------------

(1) Morgan Stanley Capital International Europe, Australasia and Far East.

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of international common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

RISK/RETURN SUMMARY
HARBOR INTERNATIONAL FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in foreign stock markets.
- The market favors growth stocks over value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadviser's judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.

The fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the fund's share price will fluctuate more than if the fund invested in domestic issuers. Prices of foreign securities may go down if any of the following occurs:
- Unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies.
- A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
- Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

These risks are more severe for securities of issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Foreign brokerage and custodian fees may be higher than in the U.S.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 1999)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.85%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.13%
                                            -----
  Total annual fund operating expenses      0.98%
-------------------------------------------------


(1) Because the adviser has agreed to reduce the fund's management fees, the fund's actual expenses were:


      Management fees                        0.79%
      Total annual fund operating
        expenses                             0.92%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             One        Three       Five         Ten
                            Year        Years       Years       Years
----------------------------------------------------------------------

International Fund          $100        $317        $555        $1,263
----------------------------------------------------------------------

RISK/RETURN SUMMARY
HARBOR VALUE FUND
--------------------------------------------------------------------------------

 PORTFOLIO MANAGER
 (active portfolio)
 GREGORY DEPRINCE
 DePrince, Race and Zollo, Inc.
 201 Orange Avenue, Suite 850
 Orlando, FL 32801
 Greg DePrince has managed the active portfolio since 1994. He has been a principal and partner of DRZ since April, 1995. Before that, he was a senior vice president of SunBank, where he was a portfolio manager.
 PORTFOLIO MANAGER
 (passive portfolio)
 DAVID TIERNEY
 Richards & Tierney, Inc.
 111 W. Jackson Blvd
 Chicago, IL 60604
 Dave Tierney has managed the passive portfolio since 1994. He has been the managing partner and founder of Richards & Tierney since 1984.

INVESTMENT GOAL
Long-term total return with an emphasis on current income.

PRINCIPAL STYLE CHARACTERISTICS
U.S. mid to large cap value stocks with lower volatility than the market.

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in dividend-paying common stocks of companies with market capitalizations of $500 million or more at the time of investment.
The adviser believes that a combination of active and passive management techniques result in a complete portfolio with broad exposure in the market while preserving the added value of the actively managed portion of the portfolio. For the fund's actively managed portfolio, stock selection is the key to the subadviser's strategy. The subadviser follows about 200 stocks and holds positions in 75-80 of these stocks. The subadviser seeks to identify stocks with above-average current yield and improving fundamentals.

In selecting stocks for the fund's actively managed portfolio, the subadviser looks for companies with the following characteristics:
- Stock prices that are undervalued based on valuation methods that best fit each stock
- Catalysts for corporate change such as new management or new products
- Yield greater than the market

For the fund's passively managed portfolio, the subadviser uses techniques that emphasize value oriented industries and securities (e.g. lower price to earnings ratio and lower volatility) to select approximately 150 stocks that are not generally being selected for the actively managed portfolio. The presence of these stocks in the fund does not negate the benefit of active management. The passive portfolio is constructed so that the active portion and the passive portion of the portfolio together approximate the industry and sector weightings of the Russell 3000 Value Index. The subadviser for the passive portion of the portfolio uses short sales and futures contracts to adjust the entire portfolio's volatility to correspond to the Russell 3000 Value Index.

In a short sale, the fund sells a security it does not own in anticipation of a decline in the market value of that security. A futures contract references an obligation to either buy or sell the specific type of financial instrument called for in the contract at a set price on a future date.

The fund may invest up to 15% of its assets in non-dividend paying stocks. The fund may invest in foreign securities in the form of depository receipts or other similar securities representing ownership of foreign securities.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'90                                                                               -5.6
'91                                                                              21.27
'92                                                                               7.46
'93                                                                               8.38
'94                                                                               0.70
'95                                                                              35.37
'96                                                                              20.02
'97                                                                              31.20
'98                                                                               6.92
'99                                                                               7.58

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.

FUND'S BEST AND WORST CALENDAR QUARTERS

                         Total Return   Quarter/Year
----------------------------------------------------

Best                        15.24%        4th/1998

Worst                      -15.28%        3rd/1990
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1999)

                                                      Since
                      One         Five     Ten      Inception
                      Year       Years    Years    (12/29/1987)
---------------------------------------------------------------

Value Fund            7.58%      19.65%   12.65%      14.57%

S&P 500              21.10%      28.68%   18.28%      19.17%
---------------------------------------------------------------

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. common stock prices. The fund's past performance does not necessarily indicate how the fund will perform in the future.

RISK/RETURN SUMMARY
HARBOR VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Stocks do fluctuate in price and the value of your investment in the fund may go down. This means that you could lose money on your investment in the fund or the fund may not perform as well as other possible investments if any of the following occurs:
- A drop in the stock market.
- The market favors growth stocks or small cap stocks over mid or large cap value stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
- The subadvisers' judgments about the attractiveness, value and potential appreciation of particular companies' stocks prove to be incorrect.
- The prices of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 1999)
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)
  Management fees                           0.60%
  Rule 12b-1 distribution fees              None
  Other expenses(1)                         0.16%
                                            -----
  Total annual fund operating expenses      0.76%
-------------------------------------------------

(1) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             One        Three       Five         Ten
                            Year        Years       Years       Years
---------------------------------------------------------------------

Value Fund                   $78        $246        $430        $980
---------------------------------------------------------------------

RISK/RETURN SUMMARY
HARBOR BOND FUND
--------------------------------------------------------------------------------

 PORTFOLIO MANAGER
 WILLIAM GROSS
 Pacific Investment Management Company
 840 Newport Center Dr.
 P.O. Box 6430
 Newport Beach, CA 92658-6430

 Bill Gross has managed the fund since it started in 1987. He has been a managing director of PIMCO and its predecessor since 1982.

INVESTMENT GOAL
Total return.
PRINCIPAL STYLE CHARACTERISTICS
Intermediate bonds with overall portfolio rated high quality.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets.

Total return includes dividends, realized and unrealized capital gains and changes in net asset value.

The subadviser relies on its own proprietary research and analysis to manage the fund's portfolio. The subadviser uses a top down strategy to focus on broad factors and monetary conditions. These include:
- Long-term social, political and demographic trends
- Cyclical business and economic conditions
- Current market conditions

The subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.

The fund intends to invest substantially all, but must invest at least 65%, of its assets in a diversified portfolio of all types of investment grade fixed income securities. These include bonds, mortgage-related securities and asset-backed securities. At least 60% of its assets will be invested in securities of U.S. issuers and at least 80% of its assets will be U.S. dollar-denominated. No more than 25% of its assets will be invested in a single country other than the U.S.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how portfolio securities will perform. The fund may engage in short selling, which is the sale by the fund of a borrowed security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.

CREDIT QUALITY. The fund will not invest in securities rated lower than B. The fund's average weighted portfolio quality is at least A. The fund invests primarily in investment grade securities, but may invest up to 15% of its assets in below investment grade domestic and foreign securities, commonly referred to as high yield or junk bonds.

DURATION. The fund's duration is equal to that of the bond market plus or minus
1.5 years. The duration of the bond market as of September 30, 2000 was 4.9 years. Duration is an approximate measure or the sensitivity of the market value of the fund's holdings to changes in interest rates. If the fund's duration is longer than the market's, the fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'90                                                                               7.94
'91                                                                              19.65
'92                                                                               9.11
'93                                                                              12.41
'94                                                                              -3.76
'95                                                                              19.15
'96                                                                               4.94
'97                                                                               9.39
'98                                                                               9.56
'99                                                                              -0.32

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.

FUND'S BEST AND WORST CALENDAR QUARTERS

                         Total Return   Quarter/Year
----------------------------------------------------

Best                         8.49%        3rd/1991

Worst                       -3.13%        1st/1994
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1999)

                                                      Since
                      One         Five     Ten      Inception
                      Year       Years    Years    (12/29/1987)
---------------------------------------------------------------

Bond Fund            -0.32%       8.36%    8.58%       8.87%

Lehman Brothers
Aggregate (U.S.)     -0.82%       7.73%    7.70%       8.27%
---------------------------------------------------------------

The table shows how the fund's average annual returns for different calendar periods compare to those of a widely recognized, unmanaged index of U.S. fixed income securities. The fund's past performance does not necessarily indicate how the fund will perform in the future.

RISK/RETURN SUMMARY
HARBOR BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money or the fund may not perform as well as other possible investments if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for below investment grade bonds.
- When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio, which may not accurately hedge the fund's exposure.
- The price of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.

There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 1999)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.70%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.12%
                                            -----
  Total annual fund operating expenses      0.82%
-------------------------------------------------


(1) Because the adviser has agreed to reduce the fund's management fees, the fund's actual expenses were:


      Management fees                       0.49%
      Total annual fund operating
        expenses                            0.61%


()The adviser has agreed to also reduce the fund's management fees for the fiscal year ending October 31, 2001 and the fund's actual expenses are expected to be:


      Management fees                       0.48%
      Total annual fund operating
        expenses                            0.60%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             One        Three       Five         Ten
                            Year        Years       Years       Years
----------------------------------------------------------------------

Bond Fund                    $84        $265        $464        $1,057
----------------------------------------------------------------------

RISK/RETURN SUMMARY
HARBOR SHORT DURATION FUND
--------------------------------------------------------------------------------

 PORTFOLIO MANAGER
 DAVID MARMON
 Fischer Francis Trees
 & Watts, Inc.
 200 Park Ave.
 New York, NY 10166

 FFTW has been the fund's subadviser since it started in 1992. David Marmon has managed the fund since 2000. He has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager at FFTW.


INVESTMENT GOAL
Total return that is consistent with preservation of capital.

PRINCIPAL STYLE CHARACTERISTICS
High quality short-term bonds.

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests primarily in short-term (1 to 3 years maturity) high quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries.

The subadviser seeks to maximize portfolio return and minimize volatility by:
- Adjusting the sector allocations, such as U.S. treasuries, corporates, U.S. government agencies, etc.
- Managing the key variables such as duration and credit quality
- Selectively using currency and interest rate management techniques to hedge interest rate and foreign currency risks associated with portfolio holdings

The fund intends to invest substantially all, but must invest at least 65%, of its assets in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities and asset-backed securities. At least 60% of its assets will be invested in securities of U.S. issuers and 80% of its assets will be U.S. dollar denominated. No more than 25% of its assets will be invested in a single country other than the U.S.

The fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the subadviser's expectations of how a security in the fund's portfolio may perform. The fund may engage in short selling, which is the sale by the fund of a borrowed security. Because the fund is obligated to replace the borrowed security, the fund will benefit from the short sale if the price of the security declines before it is replaced.

CREDIT QUALITY. The fund invests primarily in high quality securities, but may invest in medium grade securities. The fund will not invest in securities rated lower than A. The fund's average weighted portfolio quality is generally AA or higher.

DURATION. The fund's average duration is approximately one year and will not vary from one year by more than two years. Duration is an approximate measure or the sensitivity of the market value of the fund's holdings to changes in interest rates. If the fund's duration is longer than the market's, the fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'92                                                                              4.65
'93                                                                              4.45
'94                                                                              2.74
'95                                                                              7.44
'96                                                                              6.31
'97                                                                              6.29
'98                                                                              6.36
'99                                                                              3.76

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year since its founding.

FUND'S BEST AND WORST CALENDAR QUARTERS

                        Total Return       Quarter/Year
-------------------------------------------------------
Best                       2.45%             2nd/1995
Worst                      0.05%             1st/1994
-------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1999)

                                           Since
                         One    Five     Inception
                        Year    Years   (01/01/1992)
----------------------------------------------------
Short Duration Fund     3.76%   6.03%      5.24%
One-year government
bonds                   4.13%   5.92%      5.11%
----------------------------------------------------

The table shows how the fund's average annual returns for different calendar periods compare to those of one year government bonds. The fund's past performance does not necessarily indicate how the fund will perform in the future.

RISK/RETURN SUMMARY
HARBOR SHORT DURATION FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Although fixed income securities generally are considered to be less volatile than stocks, they do fluctuate in price in response to changes in interest rates and the value of your investment may go down. This means that you could lose money if any of the following occurs:
- Interest rates go up, which will make the prices of fixed income securities go down and reduce the value of the fund's portfolio.
- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
- When interest rates are declining, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
- When interest rates are rising, the average life of securities backed by debt obligations is extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
- The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.
- Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
- The price of securities sold short increases, causing the fund to pay more to replace the borrowed securities than the fund received on the sale of the securities.
- Changes in the value of futures contracts do not correspond closely to changes in the fund's portfolio, which may not accurately hedge the fund's exposure.

There is a greater risk that the fund will lose money due to prepayment and extension risks because the fund invests heavily at times in asset-backed and mortgage-related securities. Mortgage derivatives in the fund's portfolio may have especially volatile prices because of imbedded leverage or unusual interest rate reset terms.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 1999)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------

SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.40%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.08%
                                            -----
  Total annual fund operating expenses      0.48%
-------------------------------------------------


(1) Because the adviser has agreed to reduce the fund's management fees, the fund's actual expenses were:


      Management fees                        0.20%
      Total annual fund operating
        expenses                             0.28%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             One        Three       Five         Ten
                            Year        Years       Years       Years
---------------------------------------------------------------------

Short Duration Fund          $49        $155        $272        $619
---------------------------------------------------------------------

RISK/RETURN SUMMARY
HARBOR MONEY MARKET FUND
--------------------------------------------------------------------------------

 PORTFOLIO MANAGER
 DAVID MARMON
 Fischer Francis Trees &
 Watts, Inc.
 200 Park Ave.
 New York, NY 10166
 FFTW has been the fund's subadviser since it started in 1987.

 David Marmon has managed the fund since 2000. He has been a managing director of FFTW since 1996 and prior to 1996 was a portfolio manager at FFTW.


INVESTMENT GOAL
Current income. The fund intends to maintain a stable share price of $1.

PRINCIPAL STYLE CHARACTERISTICS
Very short-term high quality money market instruments.

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES AND INVESTMENTS

The fund invests in U.S. dollar denominated money market securities. These may include obligations issued by:
- U.S. and foreign banks
- Corporate issuers
- U.S. government and its agencies and instrumentalities
- U.S. states and municipalities
- Foreign governments
- Multinational organizations such as the World Bank

The subadviser selects securities for the fund's portfolio by:
- Allocating assets and actively trading among sectors while focusing on sectors that appear to have the greatest near-term return potential.
- Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

MINIMUM CREDIT QUALITY. Ratings for at least 95% of the fund's investments are in the rating agencies' highest short-term rating category or of equivalent quality for unrated securities.

MAXIMUM MATURITY. Average dollar weighted portfolio maturity of 90 days or less. Maturity of 397 days or less for individual securities.

--------------------------------------------------------------------------------

FUND PERFORMANCE
(for the periods ended December 31)
[FUND PERFORMANCE GRAPH]

                                                                           FUND PERFORMANCE
                                                                           ----------------
'90                                                                              7.99
'91                                                                              5.82
'92                                                                              3.21
'93                                                                              2.76
'94                                                                              3.91
'95                                                                              5.71
'96                                                                              5.02
'97                                                                              5.16
'98                                                                              5.13
'99                                                                              4.89

The bar chart and table indicate the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year-to-year for the past ten years.

FUND'S BEST AND WORST CALENDAR QUARTERS

                        Total Return   Quarter/Year
---------------------------------------------------

Best                       2.03%         2nd/1990

Worst                      0.59%         4th/1992
---------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 1999)

                                                Since
                      One    Five     Ten     Inception
                     Year    Years   Years   (12/29/1987)
---------------------------------------------------------

Money Market Fund    4.89%   5.18%   4.95%       5.48%

90-day treasury
  bills              4.82%   5.24%   5.09%       5.55%
---------------------------------------------------------

 Current Yield for Periods Ended December 31, 1999*
----------------------------------------------------
Money Market Fund     7 Days: 5.37%   30 Days: 5.41%
----------------------------------------------------

*Call 1-800-422-1050 for the fund's current 7-day yield.

The table shows how the fund's average annual returns for different calendar periods compare to those of 90-day Treasury bills. The fund's past performance does not necessarily indicate how the fund will perform in the future.

RISK/RETURN SUMMARY
HARBOR MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The fund may not perform as well as other possible investments if any of the following occurs:
- The issuer or guarantor of a security owned by the fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded by a rating agency.
- There is a sudden or sharp increase in interest rates.
- The value of the fund's foreign securities goes down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.
- The subadviser's judgment about the relative values of securities selected for the fund's portfolio proves to be incorrect.
Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

FEES AND EXPENSES
(based on year ended October 31, 1999)

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

-------------------------------------------------
SHAREHOLDER FEES                            None
(fees paid directly from your
  investment)

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund
  assets)
  Management fees                           0.30%
  Rule 12b-1 distribution fees              None
  Other expenses(2)                         0.28%
                                            -----
  Total annual fund operating expenses      0.58%
-------------------------------------------------


(1) Because the adviser has agreed to reduce the fund's management fees, the fund's actual expenses were:


      Management fees                       0.18%
      Total annual fund operating
        expenses                            0.46%

(2) Such as transfer agency, custody, professional and registration fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the fund for the time periods indicated;
- You redeem at the end of each period;
- Your investment has a 5% return each year; and
- The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             One        Three       Five         Ten
                            Year        Years       Years       Years
---------------------------------------------------------------------

Money Market Fund            $59        $187        $329        $748
---------------------------------------------------------------------

THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

EQUITY INVESTMENTS

The equity funds may
invest in all types of
equity securities.

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

--------------------------------------------------------------------------------

FIXED INCOME
INVESTMENTS

Bond Fund and Short
Duration Fund may
invest in all types of
fixed income
securities.

Money Market Fund
invests exclusively in
U.S. dollar-
denominated money
market securities.

Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Money market securities include commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements and other short-term debt securities.

--------------------------------------------------------------------------------

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Bond Fund and Short Duration Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund's dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk. At times, Bond Fund and Short Duration Fund invest a large percentage of assets in mortgage-backed and asset-backed securities.

Money Market Fund invests in mortgage-related securities that meet its quality, liquidity and maturity standards and that do not contain imbedded leverage.

--------------------------------------------------------------------------------

CREDIT QUALITY

Securities are investment grade if:
- They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
- They have received a comparable short-term or other rating.
- They are unrated securities that the subadviser believes to be of comparable quality to rated investment-grade securities.

If a security receives different ratings, a fund will treat the security as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to over-the-counter derivative contracts.

THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

DERIVATIVE CONTRACTS

Each fund, other than Harbor Money Market Fund, may, but is not required to, use derivative contracts for any of the following purposes:
- To hedge against adverse changes in the market value of securities held by or to be bought for the fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
- As a substitute for purchasing or selling securities or foreign currencies.
- To manage the duration of a fund's fixed income portfolio.
- In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency.

Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

Even a small investment in derivative contracts can have a big impact on a fund portfolio's interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a fund's portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings. If a fund uses derivatives, it manages its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund's portfolio less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE
POSITIONS

In response to adverse market, economic or political conditions, each fund may depart from its principal investment strategies by taking large temporary defensive positions in cash or investment-grade debt securities.

The international funds may invest without limit in equity securities of U.S. issuers and investment grade notes and bonds.

If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

Each fund and especially Short Duration Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

THE ADVISER

Harbor Capital Advisors, Inc. is the investment adviser and provides management services to Harbor Fund. Subject to the approval of the Harbor Fund board of trustees, the adviser establishes and modifies whenever necessary the investment strategies of individual funds and selects subadvisers to manage fund portfolios.

The adviser also:
- Attempts to ensure quality control in the investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
- Closely monitors and measures risk and return results against appropriate benchmarks and recommends whether subadvisers should be retained or changed.

- Focuses on strict cost control.

Each subadviser also manages substantial pension plan assets of Owens-Illinois, Inc., the parent firm of Harbor Capital Advisors. The objectives and investment styles of the Harbor funds match those of segments of the pension plan managed by the subadvisers. This allows Harbor Fund to utilize research and other information on a cost effective basis. Money managers are interviewed at least annually to collect and update data about their organizations and performance.

The combined assets of Harbor Fund and Owens-Illinois pension plans managed by Harbor Capital Advisors were more than $20 billion as of September 30, 2000.

In addition to its investment management services to the funds, the adviser administers each fund's business affairs. For the year ended October 31, 1999, as shown below, each fund paid the adviser an advisory fee for these services. The adviser has agreed to waive a portion of the advisory fee for certain funds for the fiscal years ending October 31, 2000 and 2001. This agreement is temporary and may be terminated or changed at any time. The adviser pays a subadvisory fee to each subadviser. No fund is responsible to pay a subadvisory fee.

ANNUAL ADVISORY FEE RATES
(as a percentage of the fund's average net assets)


                                 Actual     Contractual
                                Advisory     Advisory
                                Fee Paid        Fee
-------------------------------------------------------

Harbor Mid Cap Growth
  Fund(1)                          N/A         0.75%

Harbor Growth Fund               0.75%         0.75%

Harbor Small Cap Growth
  Fund(1)                          N/A         0.75%

Harbor International Growth
  Fund                           0.75%         0.75%

Harbor Global Equity Fund(2)       N/A         0.75%

Harbor Capital Appreciation
  Fund                           0.60%         0.60%

Harbor International Fund II     0.65%         0.75%

Harbor International Fund        0.79%         0.85%

Harbor Value Fund                0.60%         0.60%

Harbor Bond Fund                 0.49%         0.70%

Harbor Short Duration Fund       0.20%         0.40%

Harbor Money Market Fund         0.18%         0.30%
-------------------------------------------------------



(1) Inception date 11/01/2000



(2)Inception date 02/01/2001

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

SUBADVISER COMPOSITE
PERFORMANCE
INFORMATION


The following table presents the past performance of a composite of certain accounts managed by Wall Street Associates. The Wall Street Associates Mid Cap Growth composite is comprised of all fee paying accounts under discretionary management by Wall Street Associates that have substantially similar investment objectives, policies and strategies as the Harbor Mid Cap Growth Fund. The historical performance shown for the composite has been prepared and presented in accordance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR"), providing both net and gross performance. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. AIMR has not been involved with the preparation or review of these composite performance numbers. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Wall Street Associates in managing mid cap portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Mid Cap Growth Fund. To calculate the performance of the composite net of advisory fees and expenses, the subadviser used the estimated total annual fund operating expenses (after giving effect to the expense limitation) payable by the Harbor Mid Cap Growth Fund.


The historical performance of the Mid Cap Growth composite is not that of any of the Harbor Funds, including Harbor Mid Cap Growth Fund, and is not necessarily indicative of any fund's future results. The Harbor Mid Cap Growth Fund commenced operations on November 1, 2000 and does not yet have a full year of its own performance record. Harbor Mid Cap Growth Fund's actual performance may vary significantly from the past performance of this composite. While the accounts comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.


                 ---------------------------------------------------------------

WALL STREET ASSOCIATES MID CAP GROWTH COMPOSITE PERFORMANCE

                                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999
                                                 -------------------------------------------------------------------
                                                                                                        SINCE
          MID CAP GROWTH COMPOSITE*               3 YEARS                 5 YEARS                  JANUARY 1, 1993
          -------------------------               -------                 -------                  ---------------
Composite net of all advisory fees and
  expenses                                          52.76%                  46.29%                      36.63%
Composite gross of advisory fees                    54.50                   47.94                       38.18

                                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                             ------------------------------------------------------------------------
                                             1993       1994       1995       1996       1997       1998        1999
                                             ----       ----       ----       ----       ----       ----        ----
Composite net of all advisory fees and
  expenses                                   26.21%     -6.14%     55.28%     21.05%     25.52%     26.27%     124.91%
Composite gross of advisory fees             27.64      -4.99      56.97      22.42      26.97      27.74      127.37

                  * The Mid Cap Growth composite includes all fee paying
                    discretionary accounts managed by Wall Street Associates which have substantially similar investment objectives, policies and strategies as the Harbor Mid Cap Growth Fund. As of December 31, 1999, the Mid Cap Growth composite was composed of 12 accounts totaling approximately $310,688,051.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------


SUBADVISER COMPOSITE
PERFORMANCE
INFORMATION



The following table presents the past performance of a composite of certain accounts managed by Westfield Capital Management Company, Inc. The Westfield Capital Management Small Cap Growth composite is comprised of all fee paying accounts under discretionary management by Westfield Capital Management that have substantially similar investment objectives, policies and strategies as the Harbor Small Cap Growth Fund. The historical performance shown for the composite has been prepared and presented in accordance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR"), providing both net and gross performance. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. AIMR has not been involved with the preparation or review of these composite performance numbers. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of Westfield Capital Management in managing small cap portfolios, with investment objectives, policies and strategies substantially similar to those of the Harbor Small Cap Growth Fund. To calculate the performance of the composite net of advisory fees and expenses, the subadviser used the estimated total annual fund operating expenses (after giving effect to the expense limitation) payable by the Harbor Small Cap Growth Fund.


The historical performance of the Small Cap Growth composite is not that of any of the Harbor Funds, including Harbor Small Cap Growth Fund and is not necessarily indicative of any fund's future results. The Harbor Small Cap Growth Fund commenced operations November 1, 2000, and does not yet have a full year of its own performance record. Harbor Small Cap Growth Fund's actual performance may vary significantly from the past performance of the composite. While the accounts comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.


                 ---------------------------------------------------------------

WESTFIELD CAPITAL MANAGEMENT SMALL CAP GROWTH COMPOSITE PERFORMANCE

                                            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999
                                           ---------------------------------------------------------------------
                                                                                                SINCE INCEPTION
      SMALL CAP GROWTH COMPOSITE*          3 YEARS          5 YEARS          10 YEARS            JULY 1, 1989
      ---------------------------          -------          -------          --------           ---------------
Composite net of all advisory fees and
  expenses                                   34.25%           28.83%            22.52%               22.88%
Composite gross of advisory fees             35.77            30.29             23.93                24.29

                              AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                              ------------------------------------------------------------
                              1990       1991       1992       1993       1994       1995
                              ----       ----       ----       ----       ----       ----
Composite net of all
  advisory fees and
  expenses                    -2.63%     78.47%     13.06%     12.92%     -3.20%     30.52%
Composite gross of
  advisory fees               -1.44      80.35      14.39      14.24      -2.01      32.00

                          AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                            --------------------------------------
                            1996       1997       1998       1999
                            ----       ----       ----       ----
Composite net of all
  advisory fees and
  expenses                  12.35%     22.92%     12.87%     74.42%
Composite gross of
  advisory fees             13.67      24.33      14.21      76.25

                 * The Small Cap Growth composite includes all fee paying
                   discretionary accounts managed by Westfield Capital Management which have substantially similar investment objectives, policies and strategies as the Harbor Small Cap Growth Fund. As of December 31, 1999, the Small Cap Growth composite was composed of 30 accounts totaling approximately $411 million.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------


SUBADVISER COMPOSITE
PERFORMANCE
INFORMATION



The following table presents the past performance of a composite of certain accounts managed by BPI Global Asset Management LLP. The BPI Global Asset Management Global Equity composite is comprised of all fee paying accounts under discretionary management by BPI Global Asset Management that have substantially similar investment objectives, policies and strategies as the Harbor Global Equity Fund. The historical performance shown for the composite has been prepared and presented in accordance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR"), providing both net and gross performance. The AIMR method for computing historical performance differs from the Securities and Exchange Commission's method. AIMR has not been involved with the preparation or review of these composite performance numbers. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the fund in their analysis of the historical experience of BPI Global Asset Management in managing global equity portfolios with investment objectives, policies and strategies substantially similar to those of the Harbor Global Equity Fund. To calculate the performance of the composites net of advisory fees and expenses, the subadviser used the estimated total annual fund operating expenses (after giving effect to the expense limitation) payable by the Harbor Global Equity Fund.



The historical performance of the Global Equity composite is not that of any of the Harbor Funds, including Harbor Global Equity Fund, and is not necessarily indicative of any fund's future results. The Harbor Global Equity Fund commenced operations on February 1, 2001, and does not yet have its own performance record. Harbor Global Equity Fund's actual performance may vary significantly from the past performance of this composite. While the account comprising the composite incurs inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely impact the fund's performance. Also, the account comprising the composite is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If applicable, these limitations, requirements and restrictions may have adversely affected the performance results of the composite.


                 ---------------------------------------------------------------


BPI GLOBAL ASSET MANAGEMENT GLOBAL EQUITY COMPOSITE PERFORMANCE



                                         AVERAGE ANNUAL TOTAL RETURN FOR THE     AVERAGE ANNUAL TOTAL RETURN FOR THE
                                           PERIODS ENDED DECEMBER 31, 1999         PERIODS ENDED SEPTEMBER 30, 2000
                                         ------------------------------------    ------------------------------------
                                                             SINCE INCEPTION          SINCE          SINCE INCEPTION
       GLOBAL EQUITY COMPOSITE*              2 YEARS          APRIL 1, 1997      JANUARY 1, 2000      APRIL 1, 1997
       ------------------------              -------         ---------------     ---------------     ---------------
Composite net of all advisory fees and
  expenses                                     38.30%              33.04%              -6.72%              22.68%
Composite gross of advisory fees               39.93               34.61               -5.87               24.14



                                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31:
                                              ----------------------------------------------------------------
                                               1997**                       1998                        1999
                                               ------                       ----                        ----
Composite net of all advisory fees and
  expenses                                     14.62%                      25.15%                      52.84%
Composite gross of advisory fees               15.65                       26.64                       54.62



                  *The Global Equity composite includes all fee paying
                   discretionary accounts managed by BPI Global Asset Management which have substantially similar investment objectives, policies and strategies as the Harbor Global Equity Fund. As of December 31, 1999, the Global Equity composite was composed of 1 account, totaling approximately $995 million.



                 **Unannualized, since inception, April 1, 1997.

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------

THE SUBADVISERS
AND FUND MANAGERS

Each fund's investments are selected by one or more subadvisers. The following table describes each fund's portfolio manager(s), the subadviser that employs the manager and the manager's business experience.


                                                      PORTFOLIO MANAGER           MANAGER          BUSINESS EXPERIENCE
                                  FUND                 AND SUBADVISER              SINCE            (PAST FIVE YEARS)
----------------------------------------------------------------------------------------------------------------------------
HARBOR DOMESTIC              MID CAP GROWTH    WILLIAM JEFFERY                    2000       President, Chairman of the
EQUITY FUNDS                 FUND              Wall Street Associates                        Board of Directors, Portfolio
                                               1200 Prospect Street, Suite 100               Manager and Founding Partner,
                                               LaJolla, CA 92037                             Wall Street Associates (since
                                                                                             1987).
                                               KENNETH MCCAIN                     2000       Director, Portfolio Manager and
                                               Wall Street Associates                        Founding Partner, Wall Street
                                                                                             Associates (since 1987).
                                               DAVID BARATTA                      2000       Portfolio Manager, Wall Street
                                               Wall Street Associates                        Associates (since 1999); and
                                                                                             Portfolio Manager, Morgan
                                                                                             Grenfell, Inc. (1994-1999).
                             -----------------------------------------------------------------------------------------------
                             GROWTH FUND       PETER WELLES                       1997       President of Emerging Growth
                                               Emerging Growth Advisors, Inc.                Advisors, Inc. (since 1993)
                                               401 E. Pratt Street, Suite 211
                                               Baltimore, MD 21202
                             -----------------------------------------------------------------------------------------------
                             SMALL CAP         WILLIAM MUGGIA                     2000       Director, Senior Vice President
                             GROWTH FUND       Westfield Capital Management                  and Portfolio Manager,
                                               Company, Inc.                                 Westfield Capital Management
                                               One Financial Center, 23rd                    (since 1994); Corporate Finance
                                               Floor                                         Division, Alex. Brown & Sons
                                               Boston, MA 02111                              (1992-1994).
                             -----------------------------------------------------------------------------------------------
                             CAPITAL           SPIROS SEGALAS                     1990       President, and Chief Investment
                             APPRECIATION      Jennison Associates LLC                       Officer (since 1993); and
                             FUND              466 Lexington Avenue                          Director and Founding Member of
                                               New York, NY 10017                            Jennison (since 1969).
                             -----------------------------------------------------------------------------------------------
                             VALUE FUND        GREGORY DEPRINCE                   1994       Principal and Partner, DRZ
                                               DePrince, Race & Zollo, Inc.                  (since 1995); and Senior Vice
                                               201 Orange Avenue, Suite 850                  President of SunBank
                                               Orlando, FL 32801                             (1989-1995).
                                               DAVID TIERNEY                      1993       Managing Partner and Founder,
                                               Richards & Tierney, Inc.                      Richards & Tierney (since
                                               111 W. Jackson Blvd.                          1984).
                                               Chicago, IL 60604
----------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL         INTERNATIONAL     HOWARD MOSS                        1993       Executive Vice-President (since
EQUITY FUNDS                 GROWTH FUND       Jennison Associates LLC                       1999), Director (1993-2000),
                                               466 Lexington Avenue                          Senior Vice President
                                               New York, NY 10017                            (1993-1999) Jennison; and
                                                                                             Portfolio Manager, Arnhold and
                                                                                             S. Bleichroeder (1983-1993).
                                               BLAIR BOYER                        1993       Executive Vice-President (since
                                               Jennison Associates LLC                       1999), Director, (1993-2000),
                                                                                             Senior Vice President
                                                                                             (1993-1999) Jennison; and
                                                                                             Portfolio Manager, Arnhold and
                                                                                             S. Bleichroeder (1989-1993).

THE ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------


                                                      PORTFOLIO MANAGER           MANAGER          BUSINESS EXPERIENCE
                                  FUND                 AND SUBADVISER              SINCE            (PAST FIVE YEARS)
----------------------------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL         GLOBAL EQUITY     DAN JAWORSKI                       2001       Chief Investment Officer,
EQUITY FUNDS                 FUND              BPI Global Asset Management LLP               Managing Director and
CONTINUED                                      1900 Summit Tower Blvd, Suite                 Co-Founder, BPI Global Asset
                                               450                                           Management LLP (since 1997);
                                               Orlando, FL 32810                             and Managing Director of
                                                                                             International Portfolio
                                                                                             Management and Research, STI
                                                                                             Capital Management (SunTrust,
                                                                                             Inc.) (1995-1997).
                                               PABLO SALAS                        2001       Portfolio Manager, Managing
                                               BPI Global Asset Management LLP               Director and Co-Founder, BPI
                                                                                             Global Asset Management LLP
                                                                                             (since 1997); and Portfolio
                                                                                             Manager, STI Capital Management
                                                                                             (SunTrust, Inc.) (1996-1997).
                                               JON SORENSON                       2001       Portfolio Manager, BPI Global
                                               BPI Global Asset Management LLP               Asset Management LLP (since
                                                                                             1998); and Research Analyst,
                                                                                             STI Capital Management
                                                                                             (SunTrust, Inc.) (1990-1998)
                             -----------------------------------------------------------------------------------------------
                             INTERNATIONAL     JAMES LATORRE                      1996       President, Summit (since 1996);
                             FUND II           Summit International                          Vice President, Boston Investor
                                               Investments, Inc.                             Services, Inc. (1993-1997); and
                                               125 Summer Street                             Vice President, Boston Overseas
                                               Boston, MA 02110                              Investors, Inc. (1992-1993).
                             -----------------------------------------------------------------------------------------------
                             INTERNATIONAL     HAKAN CASTEGREN                    1987       President, Northern Cross
                             FUND              Northern Cross Investments                    (since 1993); and President,
                                               Limited                                       Boston Overseas Investors, Inc.
                                               Clarendon House                               (1990-1993).
                                               2 Church Street
                                               Hamilton, Bermuda HMDX
----------------------------------------------------------------------------------------------------------------------------
HARBOR FIXED INCOME FUNDS    BOND FUND         WILLIAM GROSS                      1987       Managing Director, PIMCO (Del.
                                               Pacific Investment Management                 G.P.) (since 1994); and
                                               Co.                                           Managing Director, PIMCO
                                               840 Newport Center Drive                      (1982-1994).
                                               P.O. Box 6430
                                               Newport Beach, CA 92658-6430
                             -----------------------------------------------------------------------------------------------
                             SHORT DURATION    DAVID MARMON                       2000       Managing Director, FFTW (since
                             FUND              Fischer Francis Trees & Watts,                1996) and Portfolio Manager,
                                               Inc.                                          FFTW (1990-1996).
                                               200 Park Avenue
                                               New York, NY 10166
                             -----------------------------------------------------------------------------------------------
                             MONEY MARKET      DAVID MARMON                       2000       Managing Director, FFTW (since
                             FUND              Fischer Francis Trees & Watts,                1996) and Portfolio Manager,
                                               Inc.                                          FFTW (1990-1996).

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------
HOW TO
PURCHASE SHARES
OF HARBOR FUND

If you are investing in an IRA call 1-800-422-1050 for the appropriate application and information or visit our web site at www.harborfund.com. Harbor Fund will not accept third-party checks.
Harbor Fund does not issue share certificates.

All orders to purchase shares received in good order by Harbor Fund or its agent before the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price. All purchase orders by mail or wire are subject to acceptance by Harbor Fund. Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.
--------------------------------------------------------------------------------


                                     BY MAIL                   OPEN A NEW ACCOUNT             ADD TO AN EXISTING ACCOUNT
                            MINIMUM INVESTMENT           $1,000 (regular account)           $100 (regular account)
                            FIRST CLASS MAIL TO:         $500 (IRAs, UGMA, UTMA, profit-    $100 (IRAs, UGMA, UTMA, profit-
                            Harbor Transfer, Inc.        sharing, savings or pension        sharing, savings or pension
                            P.O. Box 10048               plans and Systematic Investment    plans and Systematic Investment
                            Toledo, OH 43699-0048        Plans)                             Plans)
                            EXPRESS OR                   Complete and sign the              Complete the stub at the bottom
                            REGISTERED MAIL TO:          appropriate new account            of the most recent
                            Harbor Transfer, Inc.        application. If you are an         confirmation.
                            One SeaGate                  institution, include a
                            13th Floor                   certified copy of a corporate      Make your check payable to:
                            Toledo, OH 43666             resolution identifying             "Harbor Fund"
                                                         authorized signors.
                                                         Make your check payable to:
                                                         "Harbor Fund"
                            -----------------------------------------------------------------------------------------------
                                     BY WIRE                   OPEN A NEW ACCOUNT             ADD TO AN EXISTING ACCOUNT
                            MINIMUM INVESTMENT           $5,000                             $500
                            WIRE TO:                     Send the completed account         Instruct your bank to wire the
                            State Street Bank and        application to Harbor Transfer     amount of the additional
                            Trust Company                at the address above.              investment to State Street Bank
                            Boston, MA                                                      and Trust Company.
                            ABA#: 0110 0002 8            Instruct your bank to wire the
                            Acct: DDA #3018-065-7        purchase amount to State Street    Call the shareholder servicing
                            Supply fund name, account    Bank and Trust Company.            agent at 1-800-422-1050 for
                            registration and account                                        additional instructions if you
                            number                       Call the shareholder servicing     are sending a wire of $100,000
                                                         agent at 1-800-422-1050 for        or more.
                                                         additional instructions if you
                                                         are sending a wire of $100,000
                                                         or more.
                            -----------------------------------------------------------------------------------------------
                            BY TELEPHONE:                ADD TO AN EXISTING ACCOUNT
                            MINIMUM INVESTMENT           $100
                            MAXIMUM INVESTMENT           $10,000
                                                         You must have banking instructions already established on your
                            CALL HARBOR TRANSFER AT:     account. If banking instructions were not established at the time
                            1-800-422-1050               you opened your account, call the shareholder servicing agent at
                                                         1-800-422-1050 to request an authorization form to add this feature to your account or you may download the form from our website at www.harborfund.com.
                                                         Harbor Fund reserves the right to verify the accuracy of the submitted banking information prior to activation.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------
HOW TO
PURCHASE SHARES
OF HARBOR FUND

                            THROUGH A FINANCIAL          If you invest through a financial intermediary, please read
                            INTERMEDIARY OR BROKER       that firm's program materials carefully to learn of any
                                                         special rules that may apply. For example, special terms may apply to additional service features, fees, or other
                                                         policies. Contact your financial intermediary or
                                                         broker-dealer to find out about its procedures and fees for processing orders to purchase shares. Purchase orders
                                                         received in good order by your financial intermediary or
                                                         dealer or dealer's agent before the close of the NYSE,
                                                         usually 4:00 p.m. eastern time, on any business day receive that day's share price. Your financial intermediary or
                                                         dealer is responsible for promptly transmitting properly
                                                         completed orders to the shareholder servicing agent.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------
HOW TO
EXCHANGE SHARES
OF HARBOR FUND
An exchange is a redemption of shares from one fund and a purchase of shares in another.
Exchanges are taxable transactions and you may realize a gain or a loss.

You may exchange among funds if both accounts have the same name, address and account number. Exchanges must meet the applicable minimum investment amounts for each fund and each account must have at least $1,000 after the exchange. You should consider the differences in investment objectives and expenses of a fund before making an exchange.

All orders to exchange shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price.

Harbor Fund will refuse exchanges by any person or group if it believes that a fund would be unable to invest the money effectively or would otherwise be adversely affected. A pattern of exchanges that coincides with a market timing strategy would be disruptive to the funds.

Harbor Fund may change or terminate the exchange privilege on 60 days' prior notice.
--------------------------------------------------------------------------------

                            BY MAIL                      Mail a written exchange request to the shareholder servicing
                            FIRST CLASS MAIL TO:         agent. State the name of both funds, the number of shares or
                            Harbor Transfer, Inc.        dollar amount to be exchanged and the account numbers for
                            P.O. Box 10048               both funds. Sign the request exactly as the name or names
                            Toledo, OH 43699-0048        (if more than one name) appear on the account registration.
                            EXPRESS OR                   Neither Harbor Fund nor the shareholder servicing agent is
                            REGISTERED MAIL TO:          responsible for any misdirected or lost mail.
                            Harbor Transfer, Inc.
                            One SeaGate
                            13th Floor
                            Toledo, OH 43666
                            -----------------------------------------------------------------------------------------

                            BY TELEPHONE                 If the account has telephone exchange privileges, call the shareholder servicing agent. Identification will be required
                            CALL HARBOR TRANSFER AT:     and all telephone transactions are recorded. If you are
                            1-800-422-1050               unable to reach the shareholder servicing agent by telephone
                                                         (for example, during unusual market activity) send the
                                                         exchange request by mail.
                            -----------------------------------------------------------------------------------------

                            THROUGH A FINANCIAL          If you invest through a financial intermediary, please read
                            INTERMEDIARY OR BROKER       that firm's program materials carefully to learn of any
                                                         special rules that may apply. For example, special terms may apply to additional service features, fees, or other
                                                         policies. Contact your financial intermediary or
                                                         broker-dealer to find out about its procedures and fees for processing orders to exchange shares. Exchanges received in good order by your financial intermediary or dealer or
                                                         dealer's agent before the close of the NYSE, usually 4:00
                                                         p.m. eastern time, on any business day receive that day's
                                                         share price. Your financial intermediary or dealer is
                                                         responsible for promptly transmitting properly completed
                                                         orders to the shareholder servicing agent.

YOUR HARBOR FUND ACCOUNT
--------------------------------------------------------------------------------
HOW TO
SELL SHARES
OF HARBOR FUND
Redemptions are taxable transactions and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.
Neither Harbor Fund nor the shareholder servicing agent is obligated, under any circumstances, to pay interest on redemption proceeds.

All orders to sell shares received in good order by Harbor Fund or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. eastern time, will receive that day's share price. Orders received in good order after the close of the NYSE will receive the next day's share price. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, or wired to the bank as directed, on the account application.
--------------------------------------------------------------------------------

                            BY MAIL                      Mail a written redemption request to the shareholder
                                                         servicing agent. State the name of the fund, the number of
                            FIRST CLASS MAIL TO:         shares or dollar amount to be sold and the account number.
                            Harbor Transfer, Inc.        Sign the request exactly as the name or names (if more than
                            P.O. Box 10048               one name) appear on the account registration.
                            Toledo, OH 43699-0048
                                                         IRA redemption requests must be made in writing, including
                            EXPRESS OR                   tax withholding information. If withholding information is
                            REGISTERED MAIL TO:          not specified, Harbor Fund will withhold 10%. Call the
                            Harbor Transfer, Inc.        shareholder servicing agent or visit our web site at
                            One SeaGate                  www.harborfund.com for an IRA Request for Distribution form.
                            13th Floor
                            Toledo, OH 43666             Signature guarantees may be required. See "Shareholder and
                                                         Account Policies" for more information.
                                                         Neither Harbor Fund nor the shareholder servicing agent is responsible for any misdirected or lost mail.
                            -----------------------------------------------------------------------------------------

                            BY TELEPHONE                 If the account has telephone redemption privileges, call the shareholder servicing agent. Identification will be required
                            CALL HARBOR TRANSFER AT:     and all telephone transactions are recorded.
                            1-800-422-1050
                                                         If you are unable to reach the shareholder servicing agent by telephone (for example, during unusual market activity)
                                                         send the redemption request by mail.
                                                         You may not sell shares in an IRA account by telephone. Call the shareholder servicing agent for an IRA redemption form.
                                                         Telephone redemptions are limited to $100,000 per account
                                                         per day.
                            -----------------------------------------------------------------------------------------

                            THROUGH A FINANCIAL          If you invest through a financial intermediary, please read
                            INTERMEDIARY OR BROKER       that firm's program materials carefully to learn of any
                                                         special rules that may apply. For example, special terms may apply to additional service features, fees, or other
                                                         policies. Contact your financial intermediary or
                                                         broker-dealer to find out about its procedures and fees for processing orders to sell shares. Redemption orders received in good order by your financial intermediary or dealer or
                                                         dealer's agent before the close of the NYSE, usually 4:00
                                                         p.m. eastern time, on any business day receive that day's
                                                         share price. Your financial intermediary or dealer is
                                                         responsible for promptly transmitting properly completed
                                                         orders to the shareholder servicing agent.

SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

TRANSACTION AND
ACCOUNT POLICIES

SHARE PRICE
Each fund calculates its net asset value (NAV or share price) at the close of regular trading on the NYSE on each business day that Harbor Fund is open for business. A business day is a weekday that is not a holiday listed in the statement of additional information. If the Exchange closes early, the funds calculate NAV at that time. Each fund's shares are purchased and redeemed at the NAV next determined after your purchase or redemption order is received by the shareholder service agent in good order.

Harbor Fund may allow certain brokers, dealers or institutional investors to purchase shares for next day settlement.

VALUATION OF SHARES
Harbor Money Market Fund values its securities at amortized cost. Each other fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund values its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open, and trading may take place on days when U.S. markets are closed. For this reason, the value of foreign securities owned by a fund could change on days when you cannot buy or sell shares.

PAYING FOR SHARES BY CHECK
If you purchase fund shares by check:
- No third-party checks are accepted.
- You may not exchange the shares for 10 days to make sure that the check has cleared.
- You may sell the shares, but the proceeds will not be mailed for 10 days to make sure that the check has cleared.
- Checks must be drawn on a U.S. bank.
- The shareholder servicing agent will cancel your purchase and deduct $25 from your account if the check does not clear for any reason. You may also be prohibited from future purchases.

You can avoid the 10-day holding period by purchasing shares by wire, postal money order, U.S. treasury check or Federal Reserve check.

REDEMPTIONS IN KIND
A fund may make payment for shares wholly or in part by distributing portfolio securities (instead of cash) to the shareholder. The redeeming shareholder must pay transaction costs to sell these securities.

ACCOUNTS WITH SMALL BALANCES

If your account balance is below $1,000 ($500 for IRAs, UGMA, UTMA, profit-sharing, savings or pension plans), the shareholder servicing agent may ask that the account be increased to $1,000 ($500) within 60 days. If the account balance is not increased, the shareholder servicing agent reserves the right to redeem the account at NAV and send the proceeds to the shareholder.


SIGNATURE GUARANTEES
Signature guarantees are designed to protect you and Harbor Fund from fraud.

A signature guarantee is required if you:
- Redeem more than $100,000;
- Redeem within the first 15 days after your address of record is changed;
- Request that proceeds be sent to an address or bank, other than the one of record;
- Request that a check for redemption proceeds be made payable to a person other than the registered shareholder;

Harbor Fund reserves the right to require a signature guarantee under other circumstances.

You may obtain a signature guarantee from most banks, broker-dealers, credit unions, any securities exchange or association, clearing agencies, savings associations or trust companies.

WE CANNOT ACCEPT GUARANTEES FROM NOTARIES PUBLIC OR ORGANIZATIONS THAT DO NOT PROVIDE REIMBURSEMENT IN THE CASE OF FRAUD.

HOUSEHOLDING

The fund may mail one copy of the funds' prospectus, financial reports and proxies to each household. If you wish to revoke your consent to this practice, you may do so by contacting the shareholder servicing agent at 1-800-422-1050 or by writing to Harbor Transfer, Inc., P.O. Box 10048, Toledo, OH 43699-0048. Harbor will begin mailing prospectuses, financial reports and proxies to you individually within 30 days after receiving your revocation. Consent is considered valid until revoked.

SHAREHOLDER AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

EACH FUND DISTRIBUTES
SUBSTANTIALLY
ALL OF ITS INCOME
AND GAINS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each fund will distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each fund, except Money Market Fund, declares and pays any dividends from net investment income and capital gains at least annually. Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Money Market Fund distributes any capital gains annually. Mid Cap Growth Fund, Growth Fund, Small Cap Growth Fund, International Growth Fund, Global Equity Fund and Capital Appreciation Fund expect distributions to be primarily from capital gain. International Fund II, International Fund, Value Fund and Bond Fund expects distributions to be from both capital gain and income. Short Duration Fund and Money Market Fund expect distributions to be from income.


Dividends from net investment income and short-term capital gain are taxable as ordinary income and distributions of long-term capital gain are taxable as capital gain, which may be taxable at different rates, depending on the length of time the fund holds its assets.

Generally, you should avoid investing in a fund shortly before an anticipated dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment. Every January the funds will send you information about the fund's dividends and distributions during the previous calendar year.

If you do not provide Harbor Fund with a correct taxpayer identification number and required certifications, you may be subject to backup withholding.

Unless otherwise instructed, each fund will send dividends and capital gain distributions elected to be received as cash to the address of record. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:
- Postal or other delivery service is unable to deliver checks to the address of record; or
- Dividends and capital gain distributions are not cashed within sixty (60) days.

Neither Harbor Fund nor Harbor Transfer has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

For Harbor Money Market Fund, all dividends and/or capital gain distributions of $25 or less will be automatically reinvested.

Consult your tax adviser about particular federal, state and local taxes that may apply to you.

                     NORMAL DIVIDEND DISTRIBUTION SCHEDULE


                FUND                        ANNUALLY             QUARTERLY             MONTHLY
----------------------------------------------------------------------------------------------------
 Harbor Mid Cap Growth Fund                     X
 Harbor Growth Fund                             X
 Harbor Small Cap Growth Fund                   X
 Harbor International Growth Fund               X
 Harbor Global Equity Fund                      X
 Harbor Capital Appreciation Fund               X
 Harbor International Fund II                   X
 Harbor International Fund                      X
 Harbor Value Fund                                                   X
 Harbor Bond Fund                                                    X
 Harbor Short Duration Fund                                                               X
 Harbor Money Market Fund                                                                 X
----------------------------------------------------------------------------------------------------

INVESTOR SERVICES
--------------------------------------------------------------------------------

HARBOR FUND PROVIDES A
VARIETY OF
SERVICES TO
MANAGE YOUR
ACCOUNT

WWW.HARBORFUND.COM
A variety of information, forms and applications are available at www.harborfund.com.

ACCESSHARBOR
AccessHarbor allows you the ability to access your account information via the internet, 24 hours a day. You may access our web site at accessharbor.com to register and to login to your account.

HARBOR NAVIGATOR
You may call the Harbor Navigator at 1-800-422-1050 (any time day or night) for information about your account or to request forms and applications.

TELE TRANSACTIONS
You may select this feature when completing your new account application.

Harbor Fund reserves the right to verify the accuracy of the submitted banking information prior to activation.

The minimum for each transaction is $100. The maximum for each transaction is $10,000.

You may not exchange the shares for 3 days to make sure that the funds from your account have cleared.

You may sell the shares, but the proceeds will not be mailed for 3 days to make sure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future purchases.


If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an authorization form to add this feature or you may download the form from our website at www.harborfund.com.


AUTOMATIC INVESTMENT PLAN
You may select this feature when completing the account application. There must be a minimum balance of $500 in a fund before automatic investing is permitted. The minimum for each additional automatic investment is $100.
You may not exchange the shares for 3 days to make sure that the funds from your account have cleared.

You may sell the shares, but the proceeds will not be mailed for 3 days to make sure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals.


If you already have a Harbor Fund account, call the shareholder servicing agent at 1-800-422-1050 to request an authorization form to add this feature or you may download the form from our web site at www.harborfund.com.


AUTOMATIC EXCHANGE PLAN
You may automatically exchange between Harbor funds either monthly or quarterly. The minimum exchange amount is $100.

The fund exchanged out of must have a balance of at least $5,000 and the fund exchanged into must have a balance of at least $500. You must remain in the plan for a minimum of six exchanges.

AUTOMATIC WITHDRAWAL PLAN
You may make monthly or quarterly redemptions from any fund with a minimum balance of $10,000.

You may direct Harbor Fund to withdraw a specific number of shares or dollars (minimum of $100).

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

Harbor Fund may amend or terminate the Automatic Withdrawal Plan without notice to participating shareholders.

DIVIDEND EXCHANGE PLAN
You may invest dividends and capital gain distributions from one fund in shares of another fund. Shares are purchased on the dividend payment date at the dividend payment date price which is later than the ex-dividend date. Purchases are credited to your account on the dividend payment date.

INVESTOR SERVICES
--------------------------------------------------------------------------------

TRANSFER ON DEATH REGISTRATION
You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by "TOD, Subject to STA TOD Rules". Harbor Fund reserves the right to use the term "beneficiaries" in an account registration rather than list each named beneficiary. However, the shareholder MUST provide the name, address, social security number and birth date of each beneficiary. Per stirpes designation will not be accepted.


To add TOD registration to an existing account, call the shareholder servicing agent at 1-800-422-1050 to request the appropriate forms and instructions or you may download the form from our web site at www.harborfund.com.


CHECKWRITING FOR MONEY MARKET FUND

You must have a Money Market Fund account before adding this service. Call the shareholder servicing agent at 1-800-422-1050 to request a signature card to add the checkwriting feature.


Individual checks must be for $500 or more. You may not close a Money Market Fund account by writing a check.

ACCOUNT STATEMENTS

In order to help keep each fund's costs as low as possible, Harbor Fund will provide future confirmations for fund shares purchased through the automatic reinvestment of dividends, automatic investment plan and automatic withdrawal plan as part of your quarterly account statements in lieu of sending you confirmation at the time of reinvestment, automatic investment or automatic withdrawal. If you wish to continue to receive a confirmation at the time of your transaction, please notify the shareholder servicing agent at 1-800-422-1050.



Additionally, monthly account statements were discontinued as of January 1, 2001. Your quarterly account statements will be sent to you following each quarter end.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the funds' financial performance for the past five years, or less if a fund has a shorter operating history. Certain information reflects financial results for a single fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a fund (assuming reinvestment of all dividends and distributions). This information (except for the six month period ended April 30, 2000) has been audited by PricewaterhouseCoopers LLP,

                                                                 INCOME FROM INVESTMENT OPERATIONS
                                                            -------------------------------------------
                                                                                  NET REALIZED AND
                                                                             UNREALIZED GAINS/(LOSSES)
                                                                                  ON INVESTMENTS,
                                                                             FUTURES CONTRACTS, WRITTEN
                                               NET ASSET                     OPTIONS, SWAP AGREEMENTS,
                                                 VALUE           NET           INVESTMENTS SOLD SHORT
                                               BEGINNING     INVESTMENT         AND FOREIGN CURRENCY
             YEAR/PERIOD ENDED                 OF PERIOD    INCOME/(LOSS)            CONTRACTS
-------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND(1)
April 30, 2000 (Unaudited).................     $17.52          $ .01                  $ 7.28
October 31, 1999...........................      10.81           (.07)                   7.85
October 31, 1998...........................      14.20           (.04)                  (1.07)
October 31, 1997...........................      16.00             --                    2.30
October 31, 1996...........................      15.73           (.08)(e)                2.20
October 31, 1995...........................      12.83           (.04)                   3.26
-------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
April 30, 2000 (Unaudited).................     $19.13          $ .01                  $ 2.82
October 31, 1999...........................      18.07            .14                    1.30
October 31, 1998...........................      16.15            .11                    2.52
October 31, 1997...........................      15.35            .12                    1.12
October 31, 1996...........................      12.10            .14(e)                 3.22
October 31, 1995...........................      11.53            .11(c)                  .54
-------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
April 30, 2000 (Unaudited).................     $46.92          $(.01)                 $10.40
October 31, 1999...........................      33.51           (.02)                  15.78
October 31, 1998...........................      34.01            .07                    4.35
October 31, 1997...........................      25.88            .06                    8.95
October 31, 1996...........................      23.20            .02                    3.00
October 31, 1995...........................      17.31            .04                    6.06
-------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
April 30, 2000 (Unaudited).................     $13.83          $ .05(c)               $ 1.82
October 31, 1999...........................      11.26            .18(c)                 2.54
October 31, 1998...........................      12.14            .12(c)                 (.37)
October 31, 1997...........................      10.47            .10(c)                 1.63
October 31, 1996(2)........................      10.00            .01(c)                  .46
-------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
April 30, 2000 (Unaudited).................     $40.66          $ .31(c)               $ 1.58
October 31, 1999...........................      36.97            .67(c)                 5.90
October 31, 1998...........................      35.84            .51(c)                 1.92
October 31, 1997...........................      31.21            .41(c)                 5.44
October 31, 1996...........................      26.93            .41(c)                 4.41
October 31, 1995...........................      26.87            .39(c)                  .85
-------------------------------------------------------------------------------------------------------
HARBOR VALUE FUND(3)
April 30, 2000 (Unaudited).................     $15.40          $ .14                  $ (.48)
October 31, 1999...........................      15.21            .27                    1.80
October 31, 1998...........................      18.17            .27                     .79
October 31, 1997...........................      16.04            .34                    4.13
October 31, 1996...........................      14.57            .40                    2.74
October 31, 1995...........................      13.50            .40                    2.13
-------------------------------------------------------------------------------------------------------


                                                                        LESS DISTRIBUTIONS
                                                           --------------------------------------------
                                                           DIVIDENDS      DISTRIBUTIONS      IN EXCESS
                                             TOTAL FROM     FROM NET         FROM NET          OF NET
                                             INVESTMENT    INVESTMENT        REALIZED        INVESTMENT
             YEAR/PERIOD ENDED               OPERATIONS      INCOME      CAPITAL GAINS(D)      INCOME
-------------------------------------------------------------------------------------------------------
HARBOR GROWTH FUND(1)
April 30, 2000 (Unaudited).................    $ 7.29        $  --            $(1.20)          $  --
October 31, 1999...........................      7.78           --             (1.07)             --
October 31, 1998...........................     (1.11)          --             (2.28)             --
October 31, 1997...........................      2.30           --             (4.10)             --
October 31, 1996...........................      2.12           --             (1.85)             --
October 31, 1995...........................      3.22           --              (.32)             --
-------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL GROWTH FUND
April 30, 2000 (Unaudited).................    $ 2.83        $(.14)           $(1.38)          $  --
October 31, 1999...........................      1.44         (.11)             (.27)             --
October 31, 1998...........................      2.63         (.12)             (.59)             --
October 31, 1997...........................      1.24         (.08)             (.36)             --
October 31, 1996...........................      3.36         (.11)               --              --
October 31, 1995...........................       .65         (.08)               --              --
-------------------------------------------------------------------------------------------------------
HARBOR CAPITAL APPRECIATION FUND
April 30, 2000 (Unaudited).................    $10.39        $  --            $(4.60)          $  --
October 31, 1999...........................     15.76         (.07)            (2.28)             --
October 31, 1998...........................      4.42         (.07)            (4.85)             --
October 31, 1997...........................      9.01         (.02)             (.86)             --
October 31, 1996...........................      3.02         (.03)             (.31)             --
October 31, 1995...........................      6.10         (.04)             (.17)             --
-------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND II
April 30, 2000 (Unaudited).................    $ 1.87        $(.17)           $ (.62)          $  --
October 31, 1999...........................      2.72         (.15)               --              --
October 31, 1998...........................      (.25)        (.10)             (.53)             --
October 31, 1997...........................      1.73         (.02)             (.04)             --
October 31, 1996(2)........................       .47           --                --              --
-------------------------------------------------------------------------------------------------------
HARBOR INTERNATIONAL FUND
April 30, 2000 (Unaudited).................    $ 1.89        $(.65)           $(2.86)          $  --
October 31, 1999...........................      6.57         (.58)            (2.30)             --
October 31, 1998...........................      2.43         (.40)             (.90)             --
October 31, 1997...........................      5.85         (.42)             (.80)             --
October 31, 1996...........................      4.82         (.41)             (.13)             --
October 31, 1995...........................      1.24         (.24)             (.94)             --
-------------------------------------------------------------------------------------------------------
HARBOR VALUE FUND(3)
April 30, 2000 (Unaudited).................    $ (.34)       $(.16)           $(1.57)          $  --
October 31, 1999...........................      2.07         (.25)            (1.63)             --
October 31, 1998...........................      1.06         (.28)            (3.74)             --
October 31, 1997...........................      4.47         (.34)            (2.00)             --
October 31, 1996...........................      3.14         (.40)            (1.27)             --
October 31, 1995...........................      2.53         (.39)            (1.07)             --
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


independent accountants, whose report, along with the funds' financial statements, are included in the funds' annual report (available upon request). The information for the six month period ended April 30, 2000 is included in the funds' semi-annual report (available upon request). No financial highlights exist for Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund or Harbor Global Equity Fund, which commenced operations on November 1, 2000, November 1, 2000 and February 1, 2001, respectively.


                                                                   RATIO OF
                    NET ASSET                                      OPERATING
                      VALUE                     NET ASSETS         EXPENSES
        TOTAL          END         TOTAL       END OF PERIOD      TO AVERAGE
    DISTRIBUTIONS   OF PERIOD      RETURN         (000S)       NET ASSETS (%)(4)
--------------------------------------------------------------------------------
       $(1.20)       $23.61        42.19%(b)     $  266,499            .85%(a)
        (1.07)        17.52        76.51            145,249            .90
        (2.28)        10.81        (8.73)            88,030           1.00
        (4.10)        14.20        18.64            104,568           1.12
        (1.85)        16.00        14.84            113,511            .93
         (.32)        15.73        25.93            137,524            .93
--------------------------------------------------------------------------------
       $(1.52)       $20.44        14.56%(b)     $1,539,021            .91%(a)
         (.38)        19.13         7.87          1,382,513            .91
         (.71)        18.07        16.96          1,178,252            .96
         (.44)        16.15         8.13            918,950           1.02
         (.11)        15.35        27.86            478,969           1.11
         (.08)        12.10         5.83(f)         122,415           1.21(c)
--------------------------------------------------------------------------------
       $(4.60)       $52.71        22.86%(b)     $9,235,086            .65%(a)
        (2.35)        46.92        48.59          6,484,801            .66
        (4.92)        33.51        15.72          3,833,598            .68
         (.88)        34.01        35.73          2,798,404            .70
         (.34)        25.88        13.22          1,583,215            .75
         (.21)        23.20        35.73            925,751            .75
--------------------------------------------------------------------------------
       $ (.79)       $14.91        13.61%(b,f)   $  115,522            .92%(a,c)
         (.15)        13.83        24.37(f)         114,791            .92(c)
         (.63)        11.26        (1.98)(f)        112,669           1.15(c)
         (.06)        12.14        16.64(f)         134,957            .99(c)
           --         10.47         4.70(b,f)        12,573           1.46(a,c)
--------------------------------------------------------------------------------
       $(3.51)       $39.04         4.24%(b,f)   $5,020,925            .92%(a,c)
        (2.88)        40.66        18.54(f)       5,361,024            .92(c)
        (1.30)        36.97         6.97(f)       5,088,401            .94(c)
        (1.22)        35.84        19.26(f)       5,090,048            .97(c)
         (.54)        31.21        18.17(f)       4,030,127            .99(c)
        (1.18)        26.93         5.06(f)       3,267,157           1.04(c)
--------------------------------------------------------------------------------
       $(1.73)       $13.33        (2.09)%(b)    $  145,065            .82%(a)
        (1.88)        15.40        14.60            157,382            .76
        (4.02)        15.21         6.69            170,468            .79
        (2.34)        18.17        31.08            161,359            .83
        (1.67)        16.04        23.08            112,109            .83
        (1.46)        14.57        21.02             84,514            .90
--------------------------------------------------------------------------------


        RATIO OF          RATIO OF          RATIO OF
       ADVISER OR         OPERATING        INTEREST/         RATIO OF
     SUBADVISER FEES   EXPENSES NET OF      DIVIDEND      NET INVESTMENT
       NOT IMPOSED     ALL OFFSETS TO       EXPENSE           INCOME
       TO AVERAGE          AVERAGE         TO AVERAGE       TO AVERAGE      PORTFOLIO
     NET ASSETS (%)    NET ASSETS (%)    NET ASSETS (%)   NET ASSETS (%)   TURNOVER (%)
--------------------------------------------------------------------------------
            --%              .85%(a)           --%              .05%(a)        15.75%(a)
            --               .90               --              (.54)           13.05
            --              1.00               --              (.30)           23.40
            --              1.12               --              (.47)          147.37
            --               .92               --              (.50)           87.97
            --               .93               --              (.30)           87.94
--------------------------------------------------------------------------------
            --%              .91%(a)           --%              .03%(a)        88.02%(a)
            --               .91               --               .78            48.34
            --               .96               --               .62            85.15
            --              1.02               --               .91            76.19
            --              1.10               --               .99            55.17
           .10              1.21               --              1.31(c)         74.86
--------------------------------------------------------------------------------
            --%              .65%(a)           --%             (.04)%(a)       78.40%(a)
            --               .66               --              (.05)           68.14
            --               .68               --               .24            69.56
            --               .70               --               .23            72.80
            --               .75               --               .11            73.69
            --               .75               --               .23            51.65
--------------------------------------------------------------------------------
           .10%(a)           .92%(a)           --%              .53%(a,c)      68.64%(a)
           .10               .92               --              1.36(c)         51.84
           .10              1.15               --               .86(c)         70.34
           .20               .98               --              1.33(c)         57.61
           .26(a)           1.44(a)            --               .40(a,c)        2.61(a)
--------------------------------------------------------------------------------
           .07%(a)           .92%(a)           --%             1.40%(a,c)       8.16%(a)
           .06               .92               --              1.65(c)          4.01
           .06               .94               --              1.27(c)         13.66
           .05               .97               --              1.20(c)          6.39
           .05               .99               --              1.42(c)          9.73
           .03              1.04               --              1.53(c)         14.01
--------------------------------------------------------------------------------
            --%              .82%(a)          .17%(a,g)        2.05%(a)       7 6.75%(a)
            --               .76               --              1.65           110.21
            --               .79               --              1.67           113.55
            --               .83               --              1.98           145.85
            --               .83               --              2.65           132.39
            --               .90               --              3.00           135.93
--------------------------------------------------------------------------------


See page 45 for notes to the Financial Highlights.

--------------------------------------------------------------------------------

                                                               INCOME FROM INVESTMENT OPERATIONS
                                                          --------------------------------------------
                                                                                NET REALIZED AND
                                                                            UNREALIZED GAINS/(LOSSES)
                                                                                 ON INVESTMENTS,
                                                                           FUTURES CONTRACTS, WRITTEN
                                             NET ASSET                      OPTIONS, SWAP AGREEMENTS,
                                               VALUE           NET           INVESTMENTS SOLD SHORT
                                             BEGINNING     INVESTMENT         AND FOREIGN CURRENCY
            YEAR/PERIOD ENDED                OF PERIOD    INCOME/(LOSS)             CONTRACTS
------------------------------------------------------------------------------------------------------
HARBOR BOND FUND
April 30, 2000 (Unaudited)...............     $10.85          $.34(c)                 $(.18)
October 31, 1999.........................      11.82           .58(c)                  (.49)
October 31, 1998.........................      11.57           .61(c)                   .53
October 31, 1997.........................      11.28           .68(c)                   .30
October 31, 1996.........................      11.21           .72(c)                   .09
October 31, 1995.........................      10.41           .74(c)                   .73
------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
April 30, 2000 (Unaudited)...............     $ 8.56          $.27(c)                 $(.07)
October 31, 1999.........................       8.69           .46(c)                  (.15)
October 31, 1998.........................       8.66           .48(c)                   .09
October 31, 1997.........................       8.79           .45(c,e)                 .01
October 31, 1996.........................       8.82           .63(c)                  (.02)
October 31, 1995.........................       8.77           .52(c)                   .06
------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
April 30, 2000 (Unaudited)...............     $ 1.00          $.03(c)                 $  --
October 31, 1999.........................       1.00           .05(c)                    --
October 31, 1998.........................       1.00           .05(c)                    --
October 31, 1997.........................       1.00           .02(c)                    --
October 31, 1996.........................       1.00           .05(c)                    --
October 31, 1995.........................       1.00           .06(c)                    --
------------------------------------------------------------------------------------------------------


                                                                      LESS DISTRIBUTIONS
                                                         --------------------------------------------
                                                         DIVIDENDS      DISTRIBUTIONS      IN EXCESS
                                           TOTAL FROM     FROM NET         FROM NET          OF NET
                                           INVESTMENT    INVESTMENT        REALIZED        INVESTMENT
            YEAR/PERIOD ENDED              OPERATIONS      INCOME      CAPITAL GAINS(D)      INCOME
-----------------------------------------  ----------------------------------------------------------
HARBOR BOND FUND
April 30, 2000 (Unaudited)...............    $ .16         $(.29)            $  --           $  --
October 31, 1999.........................      .09          (.55)             (.51)             --
October 31, 1998.........................     1.14          (.66)             (.23)             --
October 31, 1997.........................      .98          (.69)               --              --
October 31, 1996.........................      .81          (.74)               --              --
October 31, 1995.........................     1.47          (.67)               --              --
------------------------------------------------------------------------------------------------------
HARBOR SHORT DURATION FUND
April 30, 2000 (Unaudited)...............    $ .20         $(.29)            $  --           $  --
October 31, 1999.........................      .31          (.44)               --              --
October 31, 1998.........................      .57          (.54)               --              --
October 31, 1997.........................      .46          (.59)               --              --
October 31, 1996.........................      .61          (.60)               --            (.04)
October 31, 1995.........................      .58          (.52)               --            (.01)
------------------------------------------------------------------------------------------------------
HARBOR MONEY MARKET FUND
April 30, 2000 (Unaudited)...............    $ .03         $(.03)            $  --           $  --
October 31, 1999.........................      .05          (.05)               --              --
October 31, 1998.........................      .05          (.05)               --              --
October 31, 1997.........................      .02          (.02)               --              --
October 31, 1996.........................      .05          (.05)               --              --
October 31, 1995.........................      .06          (.06)               --              --
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                      RATIO OF            RATIO OF
                                                                   RATIO OF          ADVISER OR          OPERATING
                    NET ASSET                                      OPERATING       SUBADVISER FEES    EXPENSES NET OF
                      VALUE                     NET ASSETS         EXPENSES          NOT IMPOSED       ALL OFFSETS TO
        TOTAL          END      TOTAL          END OF PERIOD      TO AVERAGE         TO AVERAGE           AVERAGE
    DISTRIBUTIONS   OF PERIOD   RETURN            (000S)       NET ASSETS (%)(4)    NET ASSETS(%)      NET ASSETS(%)
-----------------------------------------------------------------------------------------------------------------------
       $ (.29)       $10.72      1.40%(b,f)      $607,711             .62%(a,c)          .21%(a)            .62%(a)
        (1.06)        10.85      0.85(f)          627,180             .61(c)             .21                .60
         (.89)        11.82     10.33(f)          473,021             .65(c)             .22                .65
         (.69)        11.57      8.96(f)          362,594             .67(c)             .23                .67
         (.74)        11.28      7.56(f)          279,849             .70(c)             .24                .70
         (.67)        11.21     14.56(f)          222,998             .70(c)             .25                .70
-----------------------------------------------------------------------------------------------------------------------
       $ (.29)       $ 8.47      2.38%(b,f)      $158,820             .30%(a,c)          .20%(a)            .29%(a)
         (.44)         8.56      3.68(f)          251,442             .28(c)             .20                .28
         (.54)         8.69      6.81(f)          217,244             .36(c)             .20                .36
         (.59)         8.66      5.48(f)          162,476             .38(c)             .20                .36
         (.64)         8.79      7.24(f)          182,292             .35(c)             .20                .33
         (.53)         8.82      6.82(f)          105,007             .39(c)             .20                .38
-----------------------------------------------------------------------------------------------------------------------
       $ (.03)       $ 1.00      2.72%(b,f)      $ 96,967             .50%(a,c)          .12%(a)            .49%(a)
         (.05)         1.00      4.82(f)           97,265             .46(c)             .12                .46
         (.05)         1.00      5.20(f)          100,276             .57(c)             .12                .57
         (.02)         1.00      5.11(f)           73,540             .63(c)             .12                .62
         (.05)         1.00      5.08(f)           65,991             .64(c)             .12                .64
         (.06)         1.00      5.66(f)           64,492             .61(c)             .12                .61
-----------------------------------------------------------------------------------------------------------------------


        RATIO OF
       INTEREST/         RATIO OF
        DIVIDEND      NET INVESTMENT
        EXPENSE           INCOME
       TO AVERAGE       TO AVERAGE      PORTFOLIO
     NET ASSETS (%)   NET ASSETS (%)   TURNOVER (%)
---  ------------------------------------------------------------------------------------------------------------------
            --%            6.25%(a,c)      322.26%(a)
            --             5.35(c)         271.14
            --             5.41(c)         278.06
            --             6.04(c)         252.37
            --             6.40(c)         192.64
            --             7.11(c)          88.69
---  ------------------------------------------------------------------------------------------------------------------
            --%            5.85%(a,c)      565.53%(a)
            --             5.36(c)         577.88
            --             5.51(c)         726.92
           .64(h)          5.14(c)       1,518.68
          1.26(h)          6.84(c)       1,277.82
          1.46(h)          6.19(c)         725.96
---  ------------------------------------------------------------------------------------------------------------------
            --%            5.30%(a,c)         N/A
            --             4.73(c)            N/A
            --             5.08(c)            N/A
            --             4.97(c)            N/A
            --             4.85(c)            N/A
            --             5.42(c)            N/A
---  ------------------------------------------------------------------------------------------------------------------

1 Effective May 2, 1997, Harbor Growth Fund appointed Emerging Growth Advisors,
  Inc. as its Subadviser.
2 For the period June 1, 1996 (commencement of operations) through October 31,
  1996.
3 Harbor Value Fund appointed Richards & Tierney, Inc. and DePrince, Race, &
  Zollo, Inc. as its Subadvisers effective November 1, 1993 and April 20, 1995, respectively.
4 Percentage does not reflect reduction for credit balance arrangements.
a Annualized.
b Unannualized.
c Reflects the Adviser's or Subadviser's agreement not to impose all or a portion of its advisory fees.
d Includes both short-term and long-term capital gains.
e Based on monthly average of shares outstanding during the fiscal year.
f The total returns would have been lower had certain expenses not been waived during the periods shown.
g Dividend expense from investments sold short.
h Interest expense from investments sold short.

HARBOR FUND DETAILS
--------------------------------------------------------------------------------

SUMMARY OF INFORMATION
ABOUT HARBOR FUND
PURCHASE, EXCHANGE AND
REDEMPTION PROCEDURES

The following table summarizes some of the important information set forth under the heading "Your Harbor Fund Account."


                            MINIMUM INITIAL INVESTMENT            $1,000
                            MINIMUM SUBSEQUENT INVESTMENT         $100
                            MINIMUM SUBSEQUENT ACCOUNT BALANCE    $1,000
                            TELEPHONE PURCHASE                    Yes, if selected on application.
                                                                  $100 minimum investment
                                                                  $10,000 maximum investment
                            TELEPHONE EXCHANGE                    Yes, if selected on application.
                                                                  Same minimum initial and subsequent investments.
                            TELEPHONE REDEMPTION                  Yes, if selected on application.
                                                                  $100,000 maximum
                            UGMA, UTMA, PROFIT-SHARING,           $500 minimum initial investment;
                              SAVINGS OR PENSION PLANS            $100 minimum subsequent investment; and
                                                                  $500 minimum subsequent account balance.
                            AUTOMATIC INVESTMENT PLAN             $500 minimum initial investment;
                                                                  $100 minimum subsequent investment per month or
                                                                  quarter.
                            AUTOMATIC WITHDRAWAL PLAN             $10,000 minimum initial balance to begin plan.
                            AUTOMATIC EXCHANGE PLAN               $5,000 minimum initial balance to begin exchange
                                                                  out;
                                                                  $500 minimum initial balance to begin exchange in;
                                                                  $100 minimum subsequent exchange per month or
                                                                  quarter;
                                                                  minimum requirement of six exchanges.
                            IRA ACCOUNTS                          $500 minimum initial investment;
                                                                  $100 minimum subsequent investment; and
                                                                  $500 minimum subsequent account balance.


--------------------------------------------------------------------------------
HARBOR FUND
QUOTRON SYMBOLS
AND CUSIP NUMBERS

Share prices are
available on our web
site at
www.harborfund.com or
by calling
1-800-422-1050 after
7:00 p.m. eastern
time.


                            FUND                              QUOTRON SYMBOL    CUSIP NUMBER
                            ------------------------------------------------------------------
                            HARBOR MID CAP GROWTH FUND        (Not Available)     411511876
                            HARBOR GROWTH FUND                     HAGWX          411511207
                            HARBOR SMALL CAP GROWTH FUND      (Not Available)     411511868
                            HARBOR INTERNATIONAL GROWTH FUND       HAIGX          411511801
                            HARBOR GLOBAL EQUITY FUND         (Not Available)  (Not Available)
                            HARBOR CAPITAL APPRECIATION FUND       HACAX          411511504
                            HARBOR INTERNATIONAL FUND II           HAIIX          411411884
                            HARBOR INTERNATIONAL FUND              HAINX          411511306
                            HARBOR VALUE FUND                      HAVLX          411511603
                            HARBOR BOND FUND                       HABDX          411511108
                            HARBOR SHORT DURATION FUND             HASDX          411511702
                            HARBOR MONEY MARKET FUND               HARXX          411511405


--------------------------------------------------------------------------------

UPDATES AVAILABLE

For updates on Harbor funds following the end of each calendar quarter, please visit our web site at WWW.HARBORFUND.COM.

FOR MORE INFORMATION ABOUT HARBOR FUND
--------------------------------------------------------------------------------

FOR MORE INFORMATION
ABOUT HARBOR FUND,
THESE DOCUMENTS ARE
AVAILABLE

ANNUAL/SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the Harbor Fund annual and semi-annual reports to shareholders. The Harbor Fund annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Free copies of the annual and semiannual reports, the SAI, and other information and answers to questions about the funds are available at WWW.HARBORFUND.COM or by contacting the shareholder servicing agent at:

HARBOR TRANSFER, INC.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050


Investors can review the Harbor Fund reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:


- For a fee, by writing the
  Public Reference Room of the Commission
  Washington, D.C. 20549-0102

- For a fee, by sending an e-mail or electronic request to the Public Reference Room of the Commission at PUBLICINFO@SEC.GOV.

- Free from the Commission's internet web site at HTTP://WWW.SEC.GOV

Investment Company Act File No. 811-4676

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

DAVID G. VAN HOOSER    Chairman and Trustee
HOWARD P. COLHOUN      Trustee
JOHN P. GOULD          Trustee
RODGER F. SMITH        Trustee
JAMES M. WILLIAMS      President
CONSTANCE L.
  SOUDERS              Vice President and
                       Treasurer
KAREN B. WASIL         Secretary

INVESTMENT ADVISER
HARBOR CAPITAL ADVISORS, INC.
One SeaGate
Toledo, Ohio 43666

DISTRIBUTOR AND PRINCIPAL UNDERWRITER
HCA SECURITIES, INC.
One SeaGate
Toledo, OH 43666
419-247-2477

SHAREHOLDER SERVICE AGENT
HARBOR TRANSFER, INC.
P.O. Box 10048
Toledo, OH 43699-0048
1-800-422-1050

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1713
Boston, MA 02105

INDEPENDENT ACCOUNTANTS
ERNST & YOUNG LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
HALE AND DORR LLP
60 State Street

Boston, MA 02109

                               [HARBOR FUND LOGO]

                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050
                               www.harborfund.com


11/2000/700                           [RECYCLED LOGO] Printed on recycled paper.

       THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

HARBOR FUND              One SeaGate    Toledo, Ohio 43666    www.harborfund.com
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION--FEBRUARY 1, 2001

--------------------------------------------------------------------------------


    Harbor Fund ("Harbor") is an open-end management investment company (or mutual fund) consisting of twelve separate, diversified series: Harbor Mid Cap Growth Fund, Harbor Growth Fund, Harbor Small Cap Growth Fund, Harbor International Growth Fund, Harbor Global Equity Fund, Harbor Capital Appreciation Fund, Harbor International Fund II, Harbor International Fund, Harbor Value Fund, Harbor Bond Fund, Harbor Short Duration Fund and Harbor Money Market Fund (individually or collectively referred to as a "Fund" or the "Funds"). Additional funds may be created by the Trustees from time to time. Each Fund is managed by one or more subadvisers (each, a "Subadviser") under the supervision of Harbor Capital Advisors, Inc., the Funds' investment adviser (the "Adviser").



    This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of Harbor Fund dated February 1, 2001, as amended or supplemented from time to time. Additional information about each Fund's investments is available at www.harborfund.com or in the Funds' Annual and Semi-Annual reports to shareholders. Investors can get free copies of the Annual and Semi- Annual Reports, the Prospectus and the Statement of Additional Information, request other information and discuss their questions about the Funds by calling 1-800-422-1050, by writing to Harbor Fund at One SeaGate, Toledo, OH 43666 or by visiting our web site at www.harborfund.com. Each Fund's financial statements which are included in the 2000 Semi-Annual report to shareholders are incorporated by reference into this Statement of Additional Information.

--------------------------------------------------------------------------------


                                                                          PAGE IN
                                                                        STATEMENT OF
                                                                   ADDITIONAL INFORMATION
TABLE OF CONTENTS                                                  ----------------------
ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES...............                  1
    General.................................................                  1
  Harbor Mid Cap Growth Fund................................                  1
  Harbor Growth Fund........................................                  1
  Harbor Small Cap Growth Fund..............................                  1
  Harbor International Growth Fund..........................                  1
  Harbor Global Equity Fund.................................                  1
  Harbor Capital Appreciation Fund..........................                  2
  Harbor International Fund II and Harbor International
    Fund....................................................                  2
  Harbor Value Fund.........................................                  2
  Harbor Bond Fund and Harbor Short Duration Fund...........                  2
    Duration................................................                  2
    High Yield Bonds........................................                  4
  Harbor Money Market Fund..................................                  4
INVESTMENT POLICIES.........................................                  5
  Common Stocks.............................................                  5
  Preferred Stocks..........................................                  5
  Convertible Securities....................................                  5
  Restricted Securities.....................................                  5
  Fixed-Income Securities...................................                  6
    Lower-Rated Debt Securities (High Yield Bonds)..........                  6
  Derivative Instruments....................................                  7
  Risks Associated With Specific Types of Derivative Debt
    Securities..............................................                  7
  Variable and Floating Rate Securities.....................                  8
  U.S. Government Securities................................                  8
  Cash Equivalents..........................................                  9
  Mortgage-Backed Securities................................                  9
  Guaranteed Mortgage Pass-Through Securities...............                  9
  Multiple-Class Pass-Through Securities and Collateralized
    Mortgage Obligations....................................                 10
  Stripped Mortgage-Backed Securities.......................                 10
  Risk Factors Associated with Mortgage-Backed Securities...                 10
  Asset-Backed Securities...................................                 11
  Mortgage "Dollar Roll" Transactions.......................                 12
  Small Companies...........................................                 12
  Foreign Securities........................................                 12
    Emerging Markets........................................                 14
    ADRs, EDRs, IDRs and GDRs...............................                 14
  Brady Bonds...............................................                 14
  Sovereign Debt Obligations................................                 14
  Borrowing.................................................                 14
  Reverse Repurchase Agreements.............................                 15
  Lending of Portfolio Securities...........................                 15
  Short Sales...............................................                 15
  Forward Commitments and When-Issued Securities............                 16
  Repurchase Agreements.....................................                 16
  Options and Futures Transactions..........................                 17

                                                                          PAGE IN
                                                                        STATEMENT OF
                                                                   ADDITIONAL INFORMATION
TABLE OF CONTENTS                                                  ----------------------
  Options on Securities, Securities Indices and Currency....                 17
    Writing Covered Options.................................                 17
    Purchasing Options......................................                 18
    Risks Associated with Options Transactions..............                 18
  Futures Contracts and Options on Futures Contracts........                 19
    Futures Contracts.......................................                 19
    Hedging and Other Strategies............................                 19
    Options on Futures Contracts............................                 20
  Other Considerations......................................                 20
  Foreign Currency Transactions.............................                 21
  Currency Swaps, Mortgage Swaps and Interest Rate Swaps,
    Caps, Floors and Collars................................                 23
INVESTMENT RESTRICTIONS.....................................                 23
SHAREHOLDER AND ACCOUNT POLICIES............................                 25
  Checkwriting for Money Market Fund........................                 25
  Redemptions in Kind.......................................                 25
  Distributions.............................................                 25
    Distribution Options....................................                 26
TRUSTEES AND OFFICERS.......................................                 27
THE ADVISER, SUBADVISERS, DISTRIBUTOR AND SHAREHOLDER
  SERVICING AGENT...........................................                 28
  The Adviser...............................................                 28
  The Subadvisers...........................................                 28
  Other Information.........................................                 29
  Distributor and Shareholder Servicing Agent...............                 30
  Code of Ethics............................................                 30
PORTFOLIO TRANSACTIONS......................................                 30
  Portfolio Turnover........................................                 33
NET ASSET VALUE.............................................                 33
PERFORMANCE AND YIELD INFORMATION...........................                 34
  Performance Comparisons...................................                 35
TAX INFORMATION.............................................                 36
ORGANIZATION AND CAPITALIZATION.............................                 38
  General...................................................                 38
  Shareholder and Trustee Liability.........................                 38
CUSTODIAN...................................................                 40
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS............                 40
APPENDIX A..................................................                 41

                 ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

  GENERAL. Each Fund has a different investment objective which it pursues through separate investment policies, as described in the Prospectus and below. The following discussion elaborates on the presentation of the Funds' investment policies contained in the Prospectus.

HARBOR MID CAP GROWTH FUND

  ADDITIONAL INVESTMENT INFORMATION. In exceptional market circumstances or to preserve the Fund's compliance with SEC's policies on industry concentration and issuer diversification, the Fund may invest in more than 75 companies. The Fund's policy of investing in mid cap companies presents greater opportunities for growth, but also involves more risk than investments in larger, more established companies. The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, lend securities, engage in short sales of up to 25% of its total assets. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.

HARBOR GROWTH FUND

  ADDITIONAL INVESTMENT INFORMATION. In exceptional market circumstances or to preserve the Fund's compliance with the SEC's policies on industry concentration and issuer diversification, the Fund may invest in approximately 40-60 stocks. The Fund's policy of investing in small and mid cap companies presents greater opportunities for growth, but also involves more risk than investments in larger, more established companies. The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, lend securities, engage in short sales of up to 25% of its total assets. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.

HARBOR SMALL CAP GROWTH FUND

  ADDITIONAL INVESTMENT INFORMATION. In exceptional market circumstances or to preserve the Fund's compliance with SEC's policies on industry concentration and issuer diversification, the Fund may invest in more than 45 companies. The Fund's policy of investing in small companies presents greater opportunities for growth, but also involves more risk than investments in larger, more established companies. The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, lend securities and engage in short sales of up to 25% of its total assets. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.


HARBOR INTERNATIONAL GROWTH FUND



  ADDITIONAL INVESTMENT INFORMATION. Current income, if any, is a subordinate consideration. In exceptional market circumstances or to preserve the Fund's compliance with the SEC's policies on industry and country concentration and issuer diversification, the Fund may invest in more than 40 stocks. The Fund may, for temporary defensive or hedging purposes, purchase options on foreign currencies, enter into forward foreign currency exchange contracts and contracts for the future delivery of foreign currencies, and purchase options on such futures contract. The Fund's currency management techniques associated with investments in foreign securities involve more risk than if the Fund were invested in dollar-denominated securities of U.S. issuers.



  The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis and may lend securities. The Fund may write and purchase options and purchase and sell futures contracts and related options to manage cash flow and remain fully invested in the stock market or to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase.



HARBOR GLOBAL EQUITY FUND



  ADDITIONAL INVESTMENT INFORMATION. Current income, if any, is a subordinate consideration. The Fund may, for temporary defensive or hedging purposes, purchase options on foreign currencies, enter into forward foreign currency exchange contracts and contracts for the future delivery of foreign currencies, and purchase options on such futures contract. The Fund's currency management techniques associated with investments in foreign securities involve more risk than if the Fund were invested in dollar denominated securities of U.S. issuers.

  The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis and may lend securities. The Fund may write and purchase options and purchase and sell futures contracts and related options to manage cash flow and remain fully invested in the stock market or to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase.


HARBOR CAPITAL APPRECIATION FUND

  ADDITIONAL INVESTMENT INFORMATION. The Fund invests substantially all, but at least 65%, of its total assets in equity securities of companies which typically have equity market capitalizations of at least $1 billion with above average prospects for growth.

  The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, engage in securities lending and short sales. The Fund may write and purchase options and purchase and sell futures contracts and related options to manage cash flow and remain fully invested in the stock market, or to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.

HARBOR INTERNATIONAL FUND II AND
HARBOR INTERNATIONAL FUND

  ADDITIONAL INVESTMENT INFORMATION. Each Fund may, for temporary defensive or hedging purposes, purchase options on foreign currencies, enter into forward foreign currency exchange contracts and contracts for the future delivery of foreign currencies, and purchase options on such futures contracts. Harbor International Fund II may also purchase options on foreign currencies to seek to increase the total return of the Fund, provided that the aggregate premium of the options purchased represents no more than 5% of the Fund's net assets. Each Fund's currency management techniques associated with investments in foreign securities involve more risk than if the Fund were invested in dollar-denominated securities of U.S. issuers.

  Each Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis and may lend securities. Each Fund may write and purchase options and purchase and sell futures contracts and related options to manage cash flow and remain fully invested in the stock market or to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase.

HARBOR VALUE FUND

  ADDITIONAL INVESTMENT INFORMATION. Under normal market conditions, at least 65% of the Fund is invested in a portfolio of actively and passively managed common stocks with an above-average current yield, which are undervalued relative to the market and which have improving fundamental characteristics. The balance of the Fund's assets may be invested in other equity securities or U.S. government securities, or may be held in cash or cash equivalents.

  The Fund may enter into repurchase agreements, purchase securities on a when-issued or forward commitment basis, engage in securities lending and short sales. The Fund may write and purchase options and purchase and sell futures contracts and related options to manage cash flow and remain fully invested in the stock market or to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. The Fund may also invest in foreign securities in the form of ADRs, EDRs, GDRs, IDRs and other securities representing ownership of securities of foreign issuers.

HARBOR BOND FUND AND
HARBOR SHORT DURATION FUND

  DURATION. Duration is a measure of average maturity that was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. Duration is one of the tools used in security selection for each Fund.

  Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's "term-to-maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, and doesn't take into account the pattern of the security's payments prior to maturity. Duration is a measure of the average life of a fixed-income security on a present value basis.

Duration is computed by calculating the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), and weighing them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

  Generally speaking, if interest rates move up by 100 basis points, a fixed-income security with a five-year duration will decline by five points. If the fixed-income security's duration was three years, it would decline by three points; two years -- two points; and so on. To the extent each Fund is invested in fixed-income securities, the value of the Funds' portfolio will decrease in a similar manner given the conditions illustrated above.

  Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen the portfolio duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

  Except in unusual and temporary circumstances, the duration of Harbor Bond Fund's portfolio will vary within the three- to six-year time frame based on Pacific Investment Management Company's ("PIMCO") forecast for interest rates, but under current conditions is expected to stay within one year of what PIMCO believes to be the average duration of the bond market as a whole. PIMCO bases its analysis of the average duration of the bond market on bond market indices which it believes to be representative, and other factors. The Fund may use various techniques to shorten or lengthen the duration of its portfolio, including the acquisition of obligations at a premium or discount, transactions in options, futures contracts, swaps combined with options, options on futures and mortgage and interest rate swaps and interest rate floors and caps.

  Harbor Bond Fund may employ certain active currency and interest rate management techniques. The techniques may be used both to hedge the foreign currency and interest rate risks associated with the Fund's portfolio securities, and, in the case of certain techniques, to seek to increase the total return of the Fund. Such active management techniques include the use of derivative instruments such as forward foreign currency exchange contracts, options on securities and foreign currencies, futures contracts, options on futures contracts and currency, mortgage and interest rate swaps and options on such swaps and interest rate floors and caps and, at times, combinations of these techniques. In addition, the Fund may enter into forward foreign currency exchange contracts, currency options and currency swaps for non-hedging purposes when PIMCO anticipates that a foreign currency will appreciate or depreciate in value, even though securities denominated in that currency do not present attractive investment opportunities or are not included in the Fund's portfolio.

  Harbor Short Duration may use various techniques to shorten or lengthen the dollar-weighted average duration of its portfolio, including the acquisition of obligations at a premium or discount, transactions in options, futures contracts, options on futures and mortgage and interest rate swaps and interest rate floors and caps. Subject to the policy for maintaining a dollar-weighted average portfolio duration not exceeding three years, the Fund may invest in individual obligations of any duration.

  The assets of Harbor Short Duration Fund are actively managed and are bought and sold in response to changes in value resulting from new information affecting the supply of and demand for securities in the Fund's portfolio. Active management of the Fund entails frequent decisions concerning the changing relative attractiveness of various investments. The Fund may employ certain active currency and interest rate management techniques. The techniques may be used both to hedge the foreign currency and interest rate risks associated with the Fund's portfolio securities, and, in the case of certain techniques, to seek to increase the total return of the Fund. Such active management techniques include derivative instruments such as forward foreign currency exchange contracts, options on securities and foreign currencies, futures contracts, options on futures contracts and currency, mortgage and interest rate swaps, swaps combined with options, interest rate floors and caps and, at times, combinations of these techniques. In addition, the Fund may enter into forward foreign currency exchange contracts, currency options and currency swaps for non-hedging purposes when Fischer anticipates that a foreign currency will appreciate or depreciate in value. The Fund may enter into these transactions even though securities denominated in that currency do not present attractive investment opportunities or are not included in the Fund's portfolio.

  Both Harbor Bond Fund and Harbor Short Duration Fund may enter into repurchase agreements, purchase and sell securities on a when-issued or forward commitment basis, including TBA ("to be announced") purchase and sale commitments, engage in securities lending and short selling and enter into reverse repurchase agreements.

  HIGH YIELD BONDS. Harbor Bond Fund may invest up to 15% of its assets in corporate debt securities that are not investment grade but are rated B or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (commonly called "junk bonds"). The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

HARBOR MONEY MARKET FUND

  ADDITIONAL INVESTMENT INFORMATION. The Fund may invest its assets in U.S. dollar-denominated securities of U.S. or foreign issuers and in securities of foreign branches of U.S. banks and major foreign banks, such as negotiable certificates of deposit (Eurodollars). An investment in the debt obligations of foreign issuers involves investment risks that are different from an investment in a fund which invests only in debt obligations of U.S. issuers.

  The extent of deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate. Such action may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00, the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

  Under normal market conditions, at least 80% of the Fund's net assets are invested in:

  (A) short-term (maturing in thirteen months or less) U.S. Government securities;

  (B) treasury receipts; treasury investment growth receipts ("TIGR's"); certificates of accrual on treasury receipts ("CATS"); and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury traded under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS");

  (C) U.S. dollar-denominated obligations issued by major U.S. and foreign banks (including certificates of deposit and bankers' acceptances) that meet the $100 million standard set forth under "Cash Equivalents" and other obligations of U.S. and non-U.S. issuers denominated in U.S. dollars and in securities of foreign branches of U.S. banks and major foreign banks, such as negotiable certificates of deposit (Eurodollars), and including variable rate master demand notes and floating rate notes, provided they are (i) rated in the highest rating category of at least two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, that NRSRO, or (ii) issued or guaranteed by a company which at the date of investment has outstanding a comparable debt issue rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

  (D) commercial paper (including variable and floating rate commercial paper with interest rates which adjust in accordance with changes in interest rate indices) which is rated in the highest rating category of at least two NRSROs or, if not rated, is issued by a company having outstanding comparable debt rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

  (E) short-term (maturing in thirteen months or less) corporate obligations which are rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

  (F) repurchase agreements; and

  (G) asset-backed securities (including, but not limited to, interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables) which are determined to be of high quality by the Fund's Subadviser, pursuant to criteria approved by the Board of Trustees.

  The Fund may invest up to 20% of the value of its net assets in debt instruments not specifically described in (A) through (G) above, including unrated instruments, provided that such instruments are deemed by Harbor Fund's Trustees to be of comparable high quality and liquidity and that they meet the Fund's maturity requirements.

  The Fund may invest more than 25% of the value of its total assets in the securities of domestic banks and bank holding companies, including certificates of deposit and bankers' acceptances. The Fund, however, may not invest more than 5% of its total assets (taken at amortized cost) in securities issued by or subject to puts from any one issuer (except U.S. Government securities and repurchase agreements collateralized by such securities), except that a single investment may exceed such limit if such security (i) is rated in the highest rating category by the requisite number of NRSROs or, if unrated, is determined to be of comparable quality and (ii) is held for not more than three business days. In addition, the Fund may not invest more than 5% of its total assets (taken at amortized cost) in securities of issuers not in the highest rating category as determined by the requisite number of NRSROs or, if unrated, of comparable quality, with investment in any one such issuer being limited to no more than 1% of such total assets or $1 million, whichever is greater.

                              INVESTMENT POLICIES

  COMMON STOCKS. Each equity Fund may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

  PREFERRED STOCKS. Each equity Fund may invest in preferred stocks. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash or additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

  CONVERTIBLE SECURITIES. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price's declines. They generally pay less income than non-convertible bonds.

  RESTRICTED SECURITIES. Each Fund (except Harbor Money Market Fund which will not invest more than 10%) will not invest more than 15% of its net assets in illiquid investments, which includes repurchase agreements and fixed time deposits maturing in more than seven days, securities that are not readily marketable and restricted securities, unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid.

  Each Fund may purchase and sell restricted securities (i.e., securities that would be required to be registered under the Securities Act of 1933 (the "1933

Act") prior to distribution to the general public) including restricted securities eligible for resale to "qualified institutional buyers" under Rule 144A under the 1933 Act. It may be expensive or difficult for a Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found.

  The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

  FIXED-INCOME SECURITIES. Corporate and foreign governmental debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed-income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed-income securities can be expected to decline. The Subadviser will consider both credit risk and market risk in making investment decisions for a Fund.

  Lower-rated debt securities (High yield bonds). Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond owned by a Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Fund's net asset value, to the extent it holds such bonds. Furthermore, the market prices of high yield bonds structured as zero coupon or payment-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

  High yield bonds also present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security, which may result in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell high yield bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

  In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield bonds. This may have an impact on a subadviser's ability to accurately value high yield bonds, the Fund's assets and on the Fund's ability to dispose of such bonds.

  There are special tax considerations associated with investing in bonds, including high yield bonds, structured as zero coupon or payment-in-kind securities. For example, a Fund is required to report the accrued interest on these securities as current income each year even though it may receive no cash interest until the security's maturity or payment date. The Fund may be required to sell some of its assets to obtain cash to distribute to shareholders in order to satisfy the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code") with respect to such accrued interest. These actions are likely to reduce the Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

  Finally, there are risks involved in applying credit ratings as a method for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Fund (in conjunction with its subadviser) will continuously monitor the issuers of high yield bonds in its portfolio, if any, to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, so the Fund can meet redemption requests.

  In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force a Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return for investors. In the event that the rating for any security held in a Fund's portfolio drops below the minimum acceptable rating applicable to that Fund, such change will be considered by that Fund's Subadviser in evaluating the overall composition of the Fund's portfolio.

  DERIVATIVE INSTRUMENTS. In accordance with its investment policies, each Fund (except Harbor Money Market Fund) may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.

  Derivative securities include collateralized mortgage obligations, stripped mortgage-backed securities, asset-backed securities, structured notes and floating interest rate securities (described below). Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps (described below). The principal risks associated with derivative instruments are:

  Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

  Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund. The SEC has taken the position that the risk of leverage is not an appropriate risk for a money market fund.

  Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal, but derivatives based on U.S. Government agency mortgage securities may actually present less credit risk than some conventional corporate debt securities.

  Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund's restrictions on illiquid investments.

  Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

  Each derivative instrument purchased for a Fund's portfolio is reviewed and analyzed by the Fund's portfolio manager to assess the risk and reward of each such instrument in relation to the Fund's portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Fund and its shareholders.

  RISKS ASSOCIATED WITH SPECIFIC TYPES OF DERIVATIVE DEBT SECURITIES. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged mortgage-backed securities.

  The risk of early prepayments is the primary risk associated with interest-only debt securities ("IOs"), leveraged floating rate securities whose yield changes in the same direction as, rather than inversely to, a referenced interest rate ("superfloaters"), other leveraged floating rate instruments and mortgage-backed securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.

  The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), mortgage-backed securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal-only debt securities ("POs"), certain residual or support trenches of CMOs and index amortizing notes. Index amortizing notes are not mortgage-backed securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the mortgage-backed securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

  Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that the prepayment rates remain within these prepayment ranges, the residual or support trenches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

  Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

  VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

  U.S. GOVERNMENT SECURITIES. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as treasury bills, notes and bonds and Government National Mortgage Association ("GNMA") certificates, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities as described above in the future, since it is not obligated to do so by law, other than as set forth above. Securities issued or guaranteed as to principal and interest by the U.S. government may be acquired by a Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities' ("CATS"). A Fund may also invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the

STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. treasury at the request of depository financial institutions, which then trade the component parts independently.

  CASH EQUIVALENTS. Each Fund may invest in cash equivalents, which include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). Each Fund may also invest in obligations of domestic and/or foreign banks which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Each Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the FDIC. Each Fund (except Harbor Money Market Fund) may also invest in commercial paper which at the date of investment is rated at least A-1 by S&P or P-1 by Moody's or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's; short-term corporate obligations which at the date of investment are rated AA or better by S&P or Aa or better by Moody's (rated A in the case of Harbor Short Duration Fund), and other debt instruments, including unrated instruments, deemed by the Subadviser to be of comparable high quality and liquidity.

  Each Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

  MORTGAGE-BACKED SECURITIES. The Harbor Bond and Harbor Short Duration Funds may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund's portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

  The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

  GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

  Mortgage-related securities without insurance or guarantees may be purchased if the Subadviser determines that the securities meet a Fund's quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.

  MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

  Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

  STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for these securities is increasingly liquid, the relevant Subadviser may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of the Funds' limitation on investments in illiquid securities. The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the Securities and Exchange Commission ("SEC") considers privately issued SMBS to be illiquid.

  Harbor Money Market Fund may invest in mortgage-backed securities that meet the quality, liquidity and maturity standards applicable to money market funds and that do not contain embedded leverage.

  RISK FACTORS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the Funds do not intend to acquire

"residual" interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

  Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

  ASSET-BACKED SECURITIES. The Harbor Bond and Harbor Short Duration Funds may invest in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Payments of principal and interest typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience losses or delays in receiving payment.

  The Funds may invest only in high quality mortgage-related (or other asset-backed) securities either (i) issued by U.S. government sponsored corporations (currently GNMA, FHLMC, FNMA and Resolution Trust Corp.) or (ii) rated in one of the top two categories by an NRSRO or, if not rated, of equivalent investment quality as determined by the Subadvisers. The Subadvisers will monitor continuously the ratings of securities held by the Funds that they manage and the creditworthiness of their issuers.

  Other types of mortgage-backed and asset-backed securities may be developed in the future, and a Fund may invest in them if the relevant Subadviser determines they are consistent with the Fund's investment objectives and policies.

  Asset-backed securities entail certain risks not presented by mortgage-backed securities. Asset-backed securities do not have the benefit of the same type of security interest in the related collateral. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

  In a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

  Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  Harbor Money Market Fund may invest in asset-backed securities if the securities meet the maturity and credit characteristics applicable to money market funds.

  MORTGAGE "DOLLAR ROLL" TRANSACTIONS. The Harbor Bond and Harbor Short Duration Funds may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers. In a dollar roll, the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. A Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a Fund's borrowings and other senior securities. For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. A Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as financing.

  SMALL COMPANIES. Harbor Mid Cap Growth Fund, Harbor Growth Fund and Harbor Small Cap Growth Fund invests in securities of small companies. Small companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of small companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of small company securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

  FOREIGN SECURITIES. Each Fund is permitted to invest in the securities of corporate and governmental issuers located in or doing business in a foreign country (foreign issuers). Harbor Money Market Fund may purchase only U.S. dollar-denominated foreign securities. A company is located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or
(v) its principal executive offices are located in a foreign country.

  Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate would reduce the value of certain portfolio securities. Also, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. As discussed below, a Fund may employ certain investment techniques to hedge its foreign currency exposure; however, such techniques also entail certain risks.

  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

  In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the United States. Such factors include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.

  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities, or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

  The Funds' custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest to permit the Funds' assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act which governs the establishment of foreign subcustodial arrangements for mutual funds. The Funds' subcustodial arrangements may be subject to certain risks including:
(i) the inability of the Funds to recover assets in the event of the subcustodian's bankruptcy; (ii) legal restrictions on the Funds' ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Funds' assets; and
(iv) difficulties in converting the Funds' cash and cash equivalents to U.S. dollars. The Adviser and the respective Subadvisers have evaluated the political risk associated with an investment in a particular country.

  Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, a Fund could lose its entire investment in any such country. A Fund's investments would similarly be adversely affected by exchange control regulation in any of those countries.

  Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries or in any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities which may currently exist. This is particularly true of emerging markets.

  Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries.

  Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Funds. Certain countries require governmental approval prior to foreign investments, or limit the amount of foreign investment in a particular company, or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for a Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.

  Emerging Markets. Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.

  Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Fund's investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund's investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).

  ADRs, EDRs, IDRs and GDRs. American Depository Receipts (ADRs) (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. European Depository Receipts (EDRs) and International Depository Receipts
(IDRs) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depository Receipts (GDRs) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

  BRADY BONDS. Harbor Bond Fund may invest in Brady Bonds which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
P. Brady. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by a Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

  SOVEREIGN DEBT OBLIGATIONS. Sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

  A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

  BORROWING. Each Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured. Harbor Short Duration Fund may borrow from banks and broker-dealers and engage in reverse repurchase agreements for purposes of investing the borrowed funds. The Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The percentage of Harbor Short Duration Fund's total assets that may be leveraged because of reverse repurchase agreements will vary during the fiscal year depending on the portfolio management strategies of the Subadviser. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

  REVERSE REPURCHASE AGREEMENTS. Harbor Short Duration Fund enters into reverse repurchase agreements with banks and broker-dealers to the extent permitted by the Fund's restrictions on borrowing. Harbor Bond Fund may enter into reverse repurchase agreements with banks for temporary or emergency purposes. A reverse repurchase agreement involves the sale of a portfolio security by the Fund, coupled with an agreement to repurchase the security at a specified time and price. During the reverse repurchase agreement, the Fund continues to receive principal and interest payments on the underlying securities. Each Fund will maintain a segregated account, which is marked-to-market daily, consisting of cash or liquid assets to cover its obligations under reverse repurchase agreements.

  While not considered senior securities, reverse repurchase agreements are considered borrowings and as such are subject to the same risks associated with borrowing by the Fund. When the Fund engages in borrowing for investment purposes, also known as financial leverage, the Fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on the Fund's net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; and in certain cases, interest costs may exceed the return received on the securities purchased. An increase in interest rates could reduce or eliminate the benefits of leverage and could reduce the net asset value of the Fund's shares.

  LENDING OF PORTFOLIO SECURITIES. Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may only be made to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the relevant Subadviser to be of good standing, and when, in the judgment of the Subadviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Subadviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the value of the total assets of the Fund.

  SHORT SALES. Each Fund (other than Harbor International Growth Fund, Harbor International Fund and Harbor International Fund II) may engage in short sales "against the box," as well as short sales for hedging purposes. When a Fund engages in a short sale other than "against the box," it will place cash or liquid securities in a segregated account and mark them to market daily in accordance with applicable regulatory requirements. Except for short sales against the box, a Fund is limited in the amount of the Fund's net assets that may be committed to short sales and the securities in which short sales are made must be listed on a national securities exchange. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Short sales other than "against the box" may involve an unlimited exposure to loss.

  FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including "TBA" (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

  When-issued purchases and forward commitment transactions enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.

  The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

  A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

  When a Fund purchases securities on a when-issued or forward commitment basis, the Funds' custodian bank will maintain in a segregated account, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with any bank that satisfies the standards set forth under "Cash Equivalents" or with any member firm of the National Association of Securities Dealers, Inc., or any affiliate of a member firm, which is a primary dealer in U.S. government securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be collateralized, and the Funds' Custodian will maintain custody of the purchased securities for the duration of the agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

  OPTIONS AND FUTURES TRANSACTIONS. Each Fund (other than Harbor Money Market
Fund) may buy and sell options contracts, financial futures contracts and options on futures contracts. Options and futures contracts are bought and sold to manage a Fund's exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund's investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. Each Fund (other than Harbor Money Market Fund) may purchase and sell options and futures based on securities, indices, or currencies (not permitted for Harbor Value Fund), including options and futures traded on foreign exchanges and options not traded on any exchange. Harbor Bond Fund and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes.

  Options and futures can be volatile investments and involve certain risks. If the Subadviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Fund's return. A Fund can also experience losses if the prices of its options and futures positions are poorly correlated with those of its other investments, or if it cannot close out its positions because of an illiquid secondary market. Options and futures do not pay interest, but may produce income, gains or losses.

  A Fund will not engage in a transaction in futures or options on futures for nonhedging purposes if, immediately thereafter, the sum of initial margin deposits and premiums required to establish nonhedging positions in futures contracts and options on futures would exceed 5% of the Fund's net assets. The loss incurred by a Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any premium received. The Funds' transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.

  OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCY. Harbor Money Market Fund is not authorized to engage in any options transactions. Harbor Value Fund is not authorized to engage in options transactions on currency. Harbor International Growth Fund and Harbor International Fund are not authorized to engage in options transactions on currencies for speculative purposes. Harbor International Fund II is not authorized to write options on currencies for speculative purposes. The aggregate value of premiums paid by a Fund for all options transactions may not exceed 20% of that Fund's net assets. Otherwise, a Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

  Writing Covered Options. A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

  All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

  A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

  Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

  The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

  The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

  Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

  Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

  Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

  A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

  The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Subadviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Harbor Money Market Fund is not authorized to enter into futures contracts or engage in options transactions with respect to futures contracts. Harbor Value Fund is not authorized to enter into currency futures contracts and options on such contracts. Harbor International Growth Fund, Harbor International Fund II and Harbor International Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Otherwise, to seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. A Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

  Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

  Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

  Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

  A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

  If, in the opinion of the relevant Subadviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

  When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

  On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

  Options on Futures Contracts. Except as noted above, under the caption "Futures Contracts and Options on Futures Contracts," a Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

  The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

  The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

  OTHER CONSIDERATIONS. A Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts),the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

  To the extent that a Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. Each Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company.

  Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

  While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

  Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. The only futures contracts available to hedge the Funds' portfolios are various futures on U.S. government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

  Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

  FOREIGN CURRENCY TRANSACTIONS. Each Fund, except Harbor Money Market Fund, may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect a Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates and Harbor Bond Fund and Harbor Short Duration Fund may also enter forward foreign currency exchange contracts for non-hedging purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

  A Fund may enter into a contract for the purchase or sale of a security denominated in a foreign currency to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

  When a Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of the relevant Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

  Harbor Bond Fund and Harbor Short Duration Fund may also engage in cross-hedging by using foreign contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Fund's Subadviser determines that there is a pattern of correlation between the two currencies. These practices may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes. Each of Harbor Bond Fund and Harbor Short Duration Fund may also purchase and sell forward contracts for non-hedging purposes when its Subadviser anticipates that the foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

  When a Fund enters into foreign currency exchange contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

  A Fund will only enter transactions in forward contracts when deemed appropriate by its Subadviser. The Funds generally will not enter into a forward contract with a term of greater than one year. Each Fund may experience delays in the settlement of its foreign currency transactions.

  A Fund will place cash which is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract) in a separate account. The amounts in such separate account will equal the value of the Fund's total assets which are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

  Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund's foreign assets.

  While a Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain which might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

  An issuer of fixed-income securities purchased by Harbor Bond Fund or Harbor Short Duration Fund may be domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount, in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency "baskets."

  A Fund's activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

  CURRENCY SWAPS, MORTGAGE SWAPS AND INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Harbor Bond Fund and Harbor Short Duration Fund may enter into currency swaps for hedging purposes and may also enter into mortgage and interest rate swaps and interest rate caps and floors for hedging purposes or to seek to increase total return. These Funds may from time to time combine swaps with options. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

  These Funds will enter into interest rate and mortgage swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal.

  Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable by the Fund under an interest rate or mortgage swap and the entire amount of the payment stream payable by the Fund under a currency swap or an interest rate floor, cap or collar are held in a segregated account consisting of cash or liquid assets, the Fund and the Subadviser believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to the Fund's borrowing restriction.

  These Funds will not enter into currency swap, interest rate swap, mortgage swap, cap or floor transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either AA of A-1 or better by S&P or Aa or P-1 or better by Moody's or, if unrated by such rating organizations, determined to be of comparable quality by the Subadviser.

                            INVESTMENT RESTRICTIONS

  The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund.) Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.

  Harbor may not, on behalf of any Fund:

  (1) with respect to 75% of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the Fund's total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

  (2) borrow money, except (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings. Harbor Money Market Fund is not permitted to invest in reverse repurchase agreements and mortgage dollar rolls accounted for as a financing;

  (3) act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Fund's investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

  (4) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). Harbor Money Market Fund may invest more than 25% of its total assets in the securities of domestic banks and bank holding companies, including certificates of deposit and bankers' acceptances;

  (5) issue senior securities, except as permitted under the Investment Company Act, and except that Harbor Fund may issue shares of beneficial interest in multiple series or classes;

  (6) purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;

  (7) generally may not invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts which are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction;

  (8) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations and the entry into repurchase agreements in accordance with such Fund's investment objectives and policies may be deemed to be loans; and

  (9) notwithstanding the investment policies and restrictions of a Fund, a Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

  In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor Fund have voluntarily adopted the following policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, a Fund may not:

          (a) purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

          (b) make short sales of securities, except as permitted under the Investment Company Act;

          (c) purchase or sell any put or call options or any combination thereof, except that a Fund may

     (i) purchase and sell or write options on any futures contracts into which it may enter, (ii) purchase put and call options on securities, on securities indexes and on currencies, (iii) write covered put and call options on securities, securities indices and on currencies, and (iv) engage in closing purchase transactions with respect to any put or call option purchased or written by a Fund, provided that the aggregate value of premiums paid by the Fund for all of such options shall not exceed 20% of that Fund's net assets;

          (d) acquire put and call options with a market value exceeding 5% of the value of a Fund's total assets;

          (e) invest more than 15% (10% in the case of Harbor Money Market Fund) of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

          (f) invest in other companies for the purpose of exercising control or management;

          (g) for purposes of fundamental investment restriction no. 4, telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.

                        SHAREHOLDER AND ACCOUNT POLICIES

CHECKWRITING FOR MONEY MARKET FUND

  Harbor Fund offers a Checkwriting Privilege for shareholders in the Money Market Fund only. The check is presented to State Street Bank and Trust Company (the "Bank") for payment through normal banking channels. These checks may be used in the same manner as any other checks payable through the Bank except that they may not be certified and are payable upon review.

  There is no charge to you for redemptions by use of checks. If you elect this option, you are subject to the procedures, rules and regulations established by the Bank with respect to clearance and collection of checks. The Bank will not honor checks which are in amounts exceeding the available value of your account at the time the check is presented for payment and will not honor checks drawn against uncollected funds. Since interest in the Money Market Fund is accrued and declared as dividends daily, but dividends are paid monthly, the total value of the Fund may not be determined in advance. Therefore, you cannot close your account by check. This service may be terminated at any time by Harbor Fund or the Bank upon notice to you. Your cancelled checks will be returned monthly by the Bank.

REDEMPTIONS IN KIND

  Harbor Fund agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Fund reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Fund. The securities distributed in kind would be valued for this purpose by the same method as is used to calculate the Fund's net asset value per share. If you receive a distribution in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

DISTRIBUTIONS


  Harbor Money Market Fund will declare a dividend of its net investment income (which is composed of dividends, if applicable, and interest less expenses) daily and distribute such dividend monthly. All other Funds will declare and distribute a dividend of its net investment income including, in the case of Harbor International Growth Fund, Harbor Global Equity Fund, Harbor International Fund II, Harbor International Fund, Harbor Bond Fund and Harbor Short Duration Fund, any net foreign exchange gains treated as ordinary income, if any, at least annually. Distributions reinvested in shares or paid in cash will be made shortly after the first business day of the month following declaration of the dividend.

  Each Fund will distribute at least annually on or about the close of the calendar year its net short-term and long-term capital gains, if any. Investors purchasing shares (other than shares of the Harbor Money Market Fund) just prior to a distribution should be aware that the share price at that time includes the amount of the forthcoming distribution, and the distribution will be taxable to them even though it represents a return of a portion of their investment.

  DISTRIBUTION OPTIONS. You must select one of the following options and may change your selection as often as desired by notifying the Shareholder Servicing Agent in writing:

Option A   --  Dividends and capital gain
               distributions reinvested. This option
               will be assigned if no other option
               is specified and is the only option
               for Systematic Withdrawal Plans.
Option B   --  Dividends in cash; capital gain
               distributions reinvested.
Option C   --  Dividends and capital gain
               distributions in cash.
Option D   --  Dividends and capital gains from one
               Harbor Fund invested in shares of
               another Harbor Fund of your choice.

  Under Option A, dividends, net of any required withholding taxes, will be reinvested in additional full and fractional shares of the same Fund at the net asset value determined at the close of business on the exdividend date. Under Options A and B, capital gain distributions, net of any required withholding taxes, will be reinvested in additional full and fractional shares of the same Fund at the net asset value determined at the close of business on the ex-dividend date. Under Option D, dividends and capital gain distributions, net of any required withholding taxes, will be invested in full and fractional shares of another Harbor Fund at the net asset value determined at the close of business on the payable date, which is later than the date on which the dividend is declared. For federal income tax purposes, dividends and capital gain distributions are taxable as described below under "Tax Information" whether paid in cash or reinvested under these options.

                             TRUSTEES AND OFFICERS

  Information pertaining to the Trustees and officers of Harbor is set forth below. Trustees and officers deemed to be "interested persons" of Harbor for purposes of the Investment Company Act are indicated by an asterisk. As of September 30, 2000, the Trustees and officers of Harbor Fund as a group owned more than 1% of the outstanding shares of beneficial interest of Harbor Growth Fund and less than 1% of the outstanding shares of beneficial interest of each of the other Funds.


-------------------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND (AGE)         POSITION(S) WITH FUND                       DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
David G. Van Hooser* (54)          Chairman and Trustee      Director and Chairman of the Board, Harbor Capital Advisors,
  One SeaGate                                                Inc. (2000-Present); Director, HCA Securities, Inc.
  Toledo, OH 43666                                           (2000-Present); Director, Harbor Transfer, Inc.
                                                             (2000-Present); Senior Vice President and Chief Financial
                                                             Officer, Owens-Illinois, Inc. (1998-Present); and Senior
                                                             Vice President and Director of Corporate Strategy,
                                                             Owens-Illinois, Inc. (1996-1998).
Howard P. Colhoun (65)             Trustee                   General Partner, Emerging Growth Partners, L.P. (investing
  401 E. Pratt Street                                        in small companies) (1982-1996); Director, Storage U.S.A.
  Baltimore, MD 21202                                        (1995- Present); and Vice President and Director of Mutual
                                                             Funds, T. Rowe Price Associates, Inc. (prior to 1982).
John P. Gould (61)                 Trustee                   Director of Unext.com (1999-Present); President, Cardean
  1101 E. 58th Street                                        University (1999-Present); Steven G. Rothmeier Professor
  Chicago, IL 60637                                          (1996- Present) and Distinguished Service Professor of
                                                             Economics, Graduate School of Business, University of
                                                             Chicago (1984-Present, on faculty since 1965); Trustee and
                                                             Chairman Pegasus Funds (1996-1999); Trustee of Dimensional
                                                             Fund Advisors, Inc. (1986-Present); Trustee of First Prairie
                                                             Funds (1985-1996) Trustee of Woodward Funds (1996); Trustee
                                                             of Milwaukee Mutual (1997-Present); and Principal and
                                                             Executive Vice President of Lexecon Inc. (1994-Present).
Rodger F. Smith (59)               Trustee                   Partner, Greenwich Associates (a business strategy,
  Office Park Eight                                          consulting and research firm) (1975-Present); and Director
  Greenwich, CT 06830                                        of Arlington Capital Management (C.I.) Limited
                                                             (1992-Present).
James M. Williams* (53)            President                 Director and President (2000-Present) Harbor Capital
  One SeaGate                                                Advisors, Inc.; Director and President (2000-Present) HCA
  Toledo, OH 43666                                           Securities, Inc.; Director (2000-Present) Harbor Transfer,
                                                             Inc.; and Pension Asset Manager (1989-1999) Ford Motor
                                                             Company.
Constance L. Souders* (50)         Vice President and        Senior Vice President, Treasurer, Secretary (1991-Present),
  One SeaGate                      Treasurer                 Director of Administration (1997-Present), Director
  Toledo, OH 43666                                           (1988-Present) and Director of Accounting and Fiduciary
                                                             Operations (1992-1996), Harbor Capital Advisors, Inc.;
                                                             President (2000-Present) Vice President, Secretary,
                                                             Treasurer (1992-2000) and Director (1991-Present), Harbor
                                                             Transfer, Inc.; and Vice President and Secretary
                                                             (2000-Present) and Director (1989-Present), HCA Securities,
                                                             Inc.
Karen B. Wasil* (48)               Secretary                 Assistant Secretary (1997-Present), Director (1999-2000)
  One SeaGate                                                Regulatory and Legal Compliance Manager (1995-Present),
  Toledo, OH 43666                                           Harbor Capital Advisors, Inc.; Secretary (2000-Present)
                                                             Director (1999-2000), Harbor Transfer, Inc.; and Director
                                                             (1999-2000), HCA Securities, Inc.
-------------------------------------------------------------------------------------------------------------------------
TRUSTEE COMPENSATION TABLE
-------------------------------------------------------------------------------------------------------------------------



                                                                                      PENSION OR
                                                                                      RETIREMENT               TOTAL
                                                               AGGREGATE**         BENEFITS ACCRUED        COMPENSATION**
                                                              COMPENSATION         AS PART OF FUND        FROM REGISTRANT
                NAME OF PERSON, POSITION                     FROM REGISTRANT           EXPENSES           PAID TO TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
David G. Van Hooser, Chairman and Trustee................        -0-                     -0-                  -0-
Howard P. Colhoun, Trustee...............................        $50,000                 -0-                  $50,000
John P. Gould, Trustee...................................        $50,000                 -0-                  $50,000
Rodger F. Smith, Trustee.................................        $50,000                 -0-                  $50,000


-------------------------

** As of October 31, 2000.

                   THE ADVISER, SUBADVISERS, DISTRIBUTOR AND

                          SHAREHOLDER SERVICING AGENT

  THE ADVISER. Harbor Capital Advisors, Inc., a Delaware corporation, is the investment adviser (the "Adviser") for each Fund. The Adviser is responsible for managing each Fund's assets or supervising the management of each Fund by one or more subadvisers (each, a "Subadviser"). Harbor Fund, on behalf of each Fund, has entered into separate investment advisory agreements (each, an "Investment Advisory Agreement") each of which provides that the Adviser shall provide the Fund with investment research, advice and supervision and will furnish continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Adviser is responsible for the payment of the salaries and expenses of all personnel of Harbor Fund except the fees and expenses of Trustees not affiliated with the Adviser or a Subadviser, office rent and the expenses of providing investment advisory, research and statistical facilities and related clerical expenses.

  For its services, each Fund pays the Adviser an advisory fee which is a stated percentage of the Fund's average annual net assets. The table below sets forth for each Fund the advisory fee rate, the fees paid to the Adviser for the past three fiscal years and the effect of any expense limitation in effect for the past three fiscal years which reduced the advisory fee paid.


-----------------------------------------------------------------------------------------------------------------------
                                                                                          FEE PAID FOR YEAR ENDED
                                                                                                OCTOBER 31
                                                              ADVISORY FEE          -----------------------------------
                                                              % OF AVERAGE                   ($ IN THOUSANDS)
                          FUND                              ANNUAL NET ASSETS        1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------
Harbor Mid Cap Growth Fund(a)............................         0.75%             $   N/A       $   N/A       $   N/A
Harbor Growth Fund.......................................         0.75                  796           810           758
Harbor Small Cap Growth Fund(a)..........................         0.75                  N/A           N/A           N/A
Harbor International Growth Fund.........................         0.75               10,025         8,194         6,241
Harbor Global Equity Fund(b).............................         0.75                  N/A           N/A           N/A
Harbor Capital Appreciation Fund.........................         0.60               32,770        20,875        13,511
Harbor International Fund II.............................         0.75                  875         1,006           605
  (Credit due to expense limitation).....................                              (114)         (131)         (163)
Harbor International Fund................................         0.85               45,317        46,490        41,290
  (Credit due to expense limitation).....................                            (3,330)       (3,381)       (2,350)
Harbor Value Fund........................................         0.60                1,021         1,065           826
Harbor Bond Fund.........................................         0.70                3,973         2,905         2,174
  (Credit due to expense limitation)                                                 (1,187)         (911)         (708)
Harbor Short Duration Fund...............................         0.40                  830           713           651
  (Credit due to expense limitation)                                                   (414)         (356)         (326)
Harbor Money Market Fund.................................         0.30                  284           245           199
  (Credit due to expense limitation)                                                   (114)          (98)          (80)


-------------------------

(a)Commenced operations on November 1, 2000.


(b)Commenced operations on February 1, 2001.

--------------------------------------------------------------------------------

  THE SUBADVISERS. The Adviser has engaged the services of several subadvisers (each, a "Subadviser") to assist with the portfolio management of each Fund. The Subadvisers are:

HARBOR MID CAP GROWTH FUND
     Wall Street Associates

HARBOR GROWTH FUND
     Emerging Growth Advisors, Inc.

HARBOR SMALL CAP GROWTH FUND
     Westfield Capital Management Company, Inc.


HARBOR INTERNATIONAL GROWTH FUND

HARBOR CAPITAL APPRECIATION FUND
     Jennison Associates LLC


HARBOR GLOBAL EQUITY FUND


     BPI Global Asset Management LLP


HARBOR INTERNATIONAL FUND II
     Summit International Investments, Inc.

HARBOR INTERNATIONAL FUND
     Northern Cross Investments Limited

HARBOR VALUE FUND
     DePrince, Race & Zollo, Inc.
     Richards & Tierney, Inc.

HARBOR BOND FUND
     Pacific Investment Management Company

HARBOR SHORT DURATION FUND
HARBOR MONEY MARKET FUND
     Fischer Francis Trees & Watts, Inc.

Additional information about the Subadvisers is set forth in the Prospectus.

  The Adviser pays each Subadviser out of its own resources; the Funds have no obligation to pay the Subadvisers. Each Subadviser has entered into a subadvisory agreement (each, a "Subadvisory Contract") with the Adviser and Harbor Fund, on behalf of each Fund. Each Subadviser is responsible to provide the Fund with advice concerning the investment management of the Fund's portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadviser determines what securities shall be purchased, sold or held for the Fund and what portion of the Fund's assets are held uninvested. Each Subadviser is responsible to bear its own costs of providing services to the respective Fund. Each Subadviser's subadvisory fee rate is based on a stated percentage of the Fund's average annual net assets. The fees paid by the Adviser to the Subadviser for the past three years are set forth in the table below.


-----------------------------------------------------------------------------------------------------
                                                               FEE PAID BY THE ADVISER TO SUBADVISER
                                                                     FOR YEAR ENDED OCTOBER 31
                                                              ---------------------------------------
                                                                         ($ IN THOUSANDS)
                            FUND                                1999          1998          1997
-----------------------------------------------------------------------------------------------------
Harbor Mid Cap Growth Fund(a)...............................    $   N/A       $   N/A       $   N/A
Harbor Growth Fund
  Nicholas Applegate........................................        -0-           -0-           335(c)
  Emerging Growth Advisors..................................        594           588           276(d)
Harbor Small Cap Growth Fund(a).............................        N/A           N/A           N/A
Harbor International Growth Fund............................      6,714         5,514         4,231
Harbor Global Equity Fund(b)................................        N/A           N/A           N/A
Harbor Capital Appreciation Fund............................     11,574         7,437           968
Harbor International Fund II................................        587           665           423
Harbor International Fund...................................     28,648        29,364        26,395
Harbor Value Fund
  DRZ.......................................................        378           421           341
  Richards & Tierney........................................        115            95            71
Harbor Bond Fund............................................      1,510         1,120           853
Harbor Short Duration Fund..................................        319           281           256
Harbor Money Market Fund....................................        145           123           108


-------------------------

(a)Commenced operations on November 1, 2000.


(b)Commenced operations on February 1, 2001.


(c) Paid to Nicholas Applegate for the period from November 1, 1996 to May 1, 1997.


(d) Paid to Emerging Growth Advisors for the period from May 2, 1997 to October 31, 1997.

--------------------------------------------------------------------------------

  OTHER INFORMATION. Each Investment Advisory Agreement and Subadvisory Contract remains in effect initially for a two year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) and, in either case, by a majority of the Trustees who are not interested persons of Harbor, the Adviser or the Subadviser. The Investment Advisory Agreements and Subadvisory Contracts provide that the Adviser and Subadvisers shall not be liable to a Fund (or the Adviser, in the case of the Subadvisory Contracts) for any error of judgment by the Adviser or Subadviser or for any loss sustained by the Fund except in the case of the Adviser's or Subadviser's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Investment Advisory Agreement and Subadvisory Contract also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party upon 60 days' written notice. Harbor Fund and the Adviser have received an order of the SEC permitting the Adviser, subject to the approval of the Board of Trustees, to select Subadvisers to serve as portfolio managers of the Funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The Adviser has authorized each of its directors, officers and employees who has been elected or appointed as a Trustee or officer of Harbor to serve in the capacities in which he has been elected or appointed. No person other than the Adviser, the Subadvisers and their respective directors and employees regularly furnishes advice to the Funds with respect to the desirability of a Fund's investing in, purchasing or selling securities.

  DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT. HCA Securities, Inc. (the "Distributor") acts as the principal underwriter and distributor of each Fund's shares and continually offers shares of the Funds pursuant to a distribution agreement approved by the Trustees. David G. Van Hooser, James M. Williams and Constance L. Souders are Directors of the Distributor. Mr. Williams is President and Ms. Souders is Vice President and Secretary of the Distributor. The Distributor is a Delaware corporation, a registered broker-dealer and a wholly owned subsidiary of the Adviser.

  Harbor Transfer, Inc. (the "Shareholder Servicing Agent") acts as the shareholder servicing agent for each Fund and in that capacity maintains certain financial and accounting records of the Funds. Its mailing address is P.O. Box 10048, Toledo, Ohio 43699-0048. The Shareholder Servicing Agent is a Delaware corporation, a registered transfer agent and a wholly-owned subsidiary of the Adviser. David G. Van Hooser, James M. Williams and Constance L. Souders are Directors of the Shareholder Servicing Agent. Constance L. Souders is President and Karen B. Wasil is Secretary of the Shareholder Servicing Agent. The Shareholder Servicing Agreement has been approved by the Trustees of the Fund and provides for annual fees of $45 per account, per Fund, with a minimum payment of $1,000 per month, per Fund.

  Harbor Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on Harbor Fund's behalf. Harbor Fund is deemed to have received a purchase or redemption order when an authorized broker or, if applicable, the broker's authorized designee, receives the order prior to the close of regular trading on the New York Stock Exchange. Shareholders' orders will be priced at the net asset value per share next determined after they are accepted in good order by an authorized broker or the broker's authorized designee.

  CODE OF ETHICS. Harbor Fund, the Adviser, the Distributor and each Subadviser have each adopted a code of ethics which complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees ("Access Persons") who have access to information concerning portfolio securities transactions of Harbor Fund from using that information for their personal benefit or to the disadvantage of Harbor Fund. The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities which may be purchased or held by Harbor Fund, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low such as open-end mutual fund shares and money market instruments). Each of the codes of ethics are on public file with and are available from the Securities and Exchange Commission.

  Because each Subadviser is an entity not otherwise affiliated with Harbor Fund or the Adviser, the Adviser has delegated responsibility for monitoring the personal trading activities of the Subadviser's personnel to each Subadviser. Each Subadviser provides Harbor Fund's Board of Trustees with a quarterly certification of the Subadviser's compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code.

                             PORTFOLIO TRANSACTIONS

  The Subadvisers are responsible for making specific decisions to buy and sell securities for the respective Funds that they manage. They are also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers' charges.

  Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

  The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser and each Subadviser attempt to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund and other clients on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

  Under each Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or a Subadviser may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Adviser or the Subadviser for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Adviser or the Subadviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's or Subadviser's overall responsibilities to the Funds or to its other clients. The term "brokerage and research services' includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

  Although commissions paid on every transaction will, in the judgment of the Adviser or the Subadviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser's or Subadviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

  Research provided by brokers is used for the benefit of all of the clients of the Adviser or a Subadviser and not solely or necessarily for the benefit of the Funds. The Adviser's and each Subadviser's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser or a Subadviser as a consideration in the selection of brokers to execute portfolio transactions.

  In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of another Fund or one or more of the other clients of the Adviser or a Subadviser. Investment decisions for a Fund and for the Adviser's or Subadviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Harbor Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

  The investment advisory fee that the Funds pay to the Adviser will not be reduced as a consequence of the Adviser's or Subadviser's receipt of brokerage and research services. To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser or a Subadviser in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser or a Subadviser in carrying out its obligations to the Funds.

  As of October 31, 1999, the following securities of regular brokers or dealers, or their parents, with which the Funds regularly conduct business were held by:

- Harbor Capital Appreciation Fund -- securities of Morgan, Stanley, Dean Witter and Co., Inc. were valued at $122,548,363;

- Harbor International Fund II -- securities of ING Groep NV, an affiliate of ING Baring were valued at $3,430,727 securities of Julius Baer Holdings AG, an affiliate of Julius Baer Securities, Inc. were valued at $2,180,755; and securities of Societe Generale, an affiliate of SocGen Crosby Securities, were valued at $1,850,730;

- Harbor International Fund -- securities of ABN-Amro were valued at $107,138,697; securities of ING Groep NV, an affiliate of ING Baring were valued at $125,139,812; securities of Banque National Paris an affiliate of BNP were valued at $58,845,742; securities of Banco Bilbao Vizcaya, an affiliate of BBV Securities were valued at $112,936,337; and securities of Credit Suisse Group, an affiliate of CS First Boston were valued at $33,945,942;

- Harbor Value Fund -- securities of Morgan, Stanley, Dean Witter & Co. Inc., an affiliate of Morgan Stanley & Co. were valued at $794,250; securities of Goldman Sachs Group Inc., an affiliate of Goldman Sachs & Co. were valued at $276,900; securities of Chase Manhattan Corp., an affiliate of Hambrecht & Quist were valued at $1,637,670; securities of Merrill Lynch & Company were valued at $77,244; and securities of Paine Webber Group were valued at $48,900;

- Harbor Bond Fund -- securities of Merrill Lynch & Company were valued at $9,984,000; securities of Salomon Brothers Mortgage Services VII Inc. and Salomon Inc., affiliates of Salomon Smith Barney were valued at $15,059,308; securities of Goldman Sachs Group LP, an affiliate of Goldman Sachs were valued at $19,961,450; securities of Credit Suisse First Boston were valued at $9,397,360; securities of Lehman Brothers Holdings, Inc., an affiliate of Lehman Bros., were valued at $6,214,520; and securities of Prudential Funding Corp. and Prudential Home Mortgage Securities Co., affiliates of Prudential Securities, were valued at $11,437,810;

- Harbor Short Duration Fund -- securities of Chase Manhattan Auto Owners Trust, an affiliate of Chase Manhattan, were valued at $423,905; securities of Discover Card Master Trust and Discover Card Trust, affiliates of Morgan, Stanley, Dean Witter and Co., Inc., were valued at $14,981,693; securities of First Chicago Master Trust, an affiliate of First Chicago, were valued at $2,918,637; securities of Key Bank NA, an affiliate of Key Corp., were valued at $5,010,310; securities of Merrill Lynch Home Equity Loan Trust, an affiliate of Merrill Lynch, were valued at $506,765; securities of J.P. Morgan & Co., an affiliate of JP Morgan Securities Inc., were valued at $2,944,560; and securities of Salomon, Inc., an affiliate of Salomon Smith Barney, Inc. were valued at $5,015,115;

- Harbor Money Market Fund -- securities of Deutsche Bank AG were valued at $3,998,789; securities of J.P. Morgan & Co., an affiliate of JP Morgan Securities, Inc., were valued at $2,944,560; and securities of Credit Suisse First Boston were valued at $4,000,084.

  Harbor Money Market Fund paid no brokerage commissions during the past three fiscal years.

  For the fiscal years ended October 31, 1999, October 31, 1998 and October 31, 1997, each of the following Funds paid brokerage commissions as follows ($ in thousands):


--------------------------------------------------------------------------------------------------------------------
                                                             TOTAL BROKERAGE
                                                             COMMISSIONS PAID       TOTAL BROKERAGE COMMISSIONS PAID
                                                         ------------------------   TO BROKERS WHO PROVIDED RESEARCH
                                                          1999     1998     1997         YEAR ENDED 10/31/1999
--------------------------------------------------------------------------------------------------------------------
Harbor Mid Cap Growth Fund(a)........................... $  N/A   $  N/A   $  N/A               $   N/A
Harbor Growth Fund......................................     31       40      310                    12
Harbor Small Cap Growth Fund(a).........................    N/A      N/A      N/A                   N/A
Harbor International Growth Fund........................  3,636    5,176    3,975                 3,636
Harbor Global Equity Fund(b)............................    N/A      N/A      N/A                   N/A
Harbor Capital Appreciation Fund........................  5,450    3,832    3,105                 1,496
Harbor International Fund II............................    410      672      773                   410
Harbor International Fund...............................  1,797    3,659    1,664                 1,797
Harbor Value Fund.......................................    485      514      498                   367
Harbor Bond Fund........................................     89       85       35                   -0-
Harbor Short Duration Fund..............................     26       12       43                   -0-


-------------------------

(a) Commenced operations on November 1, 2000.


(b) Commenced operations on February 1, 2001.

--------------------------------------------------------------------------------


  PORTFOLIO TURNOVER. Securities in a Fund's portfolio will be sold whenever the respective Subadviser believes it is appropriate to do so without regard to length of time the particular security may have been held. Each of the Funds will engage in portfolio trading if its Subadviser believes a transaction, net of costs (including custodian charges), will help in achieving such Fund's investment objective. The frequency of each Fund's portfolio transactions or turnover rate may vary from year to year depending on market conditions. A higher turnover rate involves greater expense to the Fund and could increase the Fund's realization of capital gains that would be taxable to shareholders upon distribution to them by the Fund. For the fiscal year ended October 31, 1999, the portfolio turnover rates for Harbor Value Fund, Harbor Bond Fund and Harbor Short Duration Fund were 110%, 271% and 578%, respectively. The portfolio turnover rate for Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund and Harbor Global Equity Fund are expected to be approximately 100% 100% and 100% respectively, during the current fiscal year. A portfolio turnover rate of over 100% is higher than the rate experienced by many other investment companies and is a result of an actively managed portfolio. Although the higher turnover rate creates expenses for these Funds, the Subadvisers believe that the portfolio transactions are in the best interests of shareholders. Major shareholders of Harbor Short Duration Fund use it as a liquidity reserve and, therefore, there is frequent purchase and sales activity.


                                NET ASSET VALUE

  The net asset value per share of each Fund is determined by the Funds' Custodian after the close of regular trading on the New York Stock Exchange (normally 4 p.m., Eastern time) on each day when the New York Stock Exchange is open for trading. If the Exchange closes early, determination of net asset value will be accelerated to that time. The New York Stock Exchange is generally closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Portfolio securities of each Fund, except Harbor Money Market Fund, are valued as follows: (a) stocks which are traded on any U.S. stock exchange or the National Association of Securities Dealers NASDAQ System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day or, if no sale occurs, at the mean between the closing bid and closing asked price; (b) over-the-counter stocks not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and the asked prices; (c) securities listed or traded on foreign exchanges (including foreign exchanges whose operations are similar to the U.S. over-the-counter market) are valued at the last sale price on that exchange on the valuation day or, if no sale occurs, at the official bid price (both the last sale price and the official bid price are determined as of the close of the London Stock Exchange); (d) debt securities are valued at prices supplied by a pricing agent selected by the Adviser or Subadviser, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser or Subadviser to be representative of market values at the close of business of the New York Stock Exchange; (e) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; (f) forward foreign currency exchange contracts are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers; and (g) all other securities and other assets, including debt securities, for which prices are supplied by a pricing agent but are not deemed by the Adviser or Subadviser to be representative of market values, or for which prices are not available, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotation is available, are valued at fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. Money market instruments held by the Funds with a remaining maturity of 60 days or less will be valued by the amortized cost method.

  Portfolio securities of Harbor Money Market Fund are valued at their amortized cost, which does not take into account unrealized securities gains or losses. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price Harbor

Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of Harbor Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by Harbor Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Harbor Money Market Fund would be able to obtain a somewhat higher yield if he or she purchased shares of Harbor Money Market Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in Harbor Money Market Fund would receive less investment income. The converse would apply in a period of rising interest rates.

  Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Trustees.

  Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the regular trading on the New York Stock Exchange will not be reflected in the Funds' calculation of net asset values unless the Fund's valuation committee deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

  The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of Harbor Fund. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

                       PERFORMANCE AND YIELD INFORMATION

  From time to time, quotations of Harbor Money Market Fund's "yield" and "effective yield" may be included in advertisements and communications to shareholders. These performance figures are calculated in the following manner:

          A. YIELD--the net annualized yield based on a specified 7-calendar day period calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of Harbor Money Market Fund for the seven-day period ended October 31, 1999 was 5.94%.

          B. EFFECTIVE YIELD--the net annualized yield for a specified 7-calendar day period assuming a reinvestment of dividends (compounding). Effective yield is calculated by the same method as yield except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) 365/7] -
     1. The effective yield of Harbor Money Market Fund for the seven-day period ended October 31, 1999 was 6.12%.

  As described above, yield and effective yield are based on historical earnings and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses.

  The average annual total return of each Fund is determined for a particular period by calculating the actual dollar amount of the investment return on a $1000 investment in the Fund made at the maximum public offering price (i.e., net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

  The total return for each Fund for the six-month period ended April 30, 2000, the one-year period, five-year period, ten-year period and since inception to October 31, 1999, was as follows:


--------------------------------------------------------------------------------------------------------------------------
                                            UNANNUALIZED
                                           6-MONTH PERIOD   1-YEAR PERIOD   5-YEAR PERIOD   10-YEAR PERIOD     INCEPTION
                                               ENDED            ENDED           ENDED           ENDED             TO
FUND                                         04/30/2000      10/31/1999      10/31/1999       10/31/1999     10/31/1999(A)
--------------------------------------------------------------------------------------------------------------------------
Harbor Mid Cap Growth Fund(b)............        N/A%             N/A%            N/A%            N/A%             N/A%
Harbor Growth Fund.......................      42.19            76.51           22.55           15.21            14.68
Harbor Small Cap Growth Fund(b)..........        N/A              N/A             N/A             N/A              N/A
Harbor International Growth Fund.........      14.56             7.87           13.04             N/A            13.43
Harbor Global Equity Fund(c).............        N/A              N/A             N/A             N/A              N/A
Harbor Capital Appreciation Fund.........      22.86            48.59           29.10           21.94            21.73
Harbor International Fund II.............      13.61            24.37             N/A             N/A            12.35
Harbor International Fund................       4.24            18.54           13.43           13.80            16.70
Harbor Value Fund........................      -2.09            14.60           19.01           13.01            14.88
Harbor Bond Fund.........................       1.40             0.85            8.36            8.73             9.03
Harbor Short Duration Fund...............       2.38             3.68            6.00             N/A             5.28
Harbor Money Market Fund.................       2.72             4.82            5.17            4.99             5.48


-------------------------
(a) Inception date for Harbor Growth Fund, 11/19/1986; Harbor Short Duration Fund, 1/1/1992; Harbor International Growth Fund, 11/1/1993; Harbor International Fund II, 6/1/1996; and all other Funds, 12/29/1987.

(b) Commenced operations on November 1, 2000.


(c)Commenced operations on February 1, 2001.

--------------------------------------------------------------------------------

  The performance data quoted represents historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

  The yield of each Fund, except Harbor Money Market Fund, is computed by dividing its net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and maximum offering price (i.e., net asset value) per share on the last day of the period. The results are compounded on a bond equivalent (semiannual) basis and then annualized. Net investment income per share is equal to the Fund's dividends and interest earned during the period, reduced by accrued expenses for the period. Because yield accounting methods differ from the methods used for other accounting purposes, a Fund's yield may not equal the income paid to a shareholder's account or the income reported in a Fund's financial statements.

  For the 30-day period ended October 31, 1999, the yield of Harbor Bond Fund was 6.24%. If there had been no reduction of fees, the yield of Harbor Bond Fund would have been 6.04% for the 30-day period ended October 31, 1999.

  For the 30-day period October 31, 1999, the yield of Harbor Short Duration Fund was 5.64%. If there had been no reduction of fees, the yield of Harbor Short Duration Fund would have been 5.43% for the 30-day period ended October 31, 1999.

PERFORMANCE COMPARISONS

  The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest.

For example, these services or publications may include Morningstar, Lipper Analytical Services, Inc., Schabacker's Total Investment Service, CDA Technologies, SEI, Frank Russell Trust, Barron's Business Week, Changing Times, Donoghue's Money Fund Report, The Financial Times, Financial World, Forbes, Investor's Daily, Money, Morningstar Mutual Funds, Personal Investor, The Economist, The Wall Street Journal, Individual Investor, Louis Rukeyser's Wall Street, Financial World, and USA Today. These ranking services and publications rank the performance of the Funds against all other funds over specified periods and against funds in specified categories.

  The Funds may also either include presentations of, or may compare their performance to, a recognized stock or bond index, including, but not limited to, the Morgan Stanley Capital International Europe, Australasia and Far East
(EAFE), Standard & Poor's 500, Standard & Poor's Mid-Cap, Russell 3000 Value, Value Line, Dow Jones, and NASDAQ stock indices and the Lehman Brothers Aggregate and Salomon bond indices. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.

                                TAX INFORMATION

  Each Fund is treated as a separate taxpayer for federal income tax purposes.

  Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders and has qualified as such for its taxable year ended October 31, 1999. Each Fund intends to qualify as a regulated investment company for each taxable year. As a regulated investment company, a Fund will not be subject to Federal income or excise taxes on its net investment income and net realized capital gains to the extent such income and gains are distributed to its shareholders in accordance with the timing and other requirements imposed by the Code.

  Distributions from net investment income of Harbor Mid Cap Growth Fund, Harbor Growth Fund, Harbor Small Cap Growth Fund, Harbor Capital Appreciation Fund and Harbor Value Fund may qualify in part for a 70% dividends-received deduction for corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or a Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Amounts eligible for the deduction may still be subject to the federal alternative minimum tax and result in adjustments in the tax basis of Fund shares (and, to the extent such basis would be reduced below zero, require the current recognition of income) under certain circumstances.

  A Fund's dividends and distributions will be paid net of any taxes required to be withheld under the Code, including "backup" and "nonresident alien" withholding taxes. Certain dividends and distributions paid by a Fund in January of a given year will be taxable to shareholders as if received on December 31 of the prior year. Distributions of net investment income, certain foreign currency gains, and any excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income. Distributions of the excess of net long-term capital gain over net short-term capital loss (taking into account any capital loss carryforwards used to offset net long-term or short-term capital gains) will be taxable as long-term capital gain (generally taxable for noncorporate shareholders at a maximum rate of 20%, or in rare cases 25%, depending upon the source), regardless of how long the shareholders have held their shares. The tax treatment of dividends and distributions from a Fund for federal income tax purposes will be the same whether a shareholder receives cash distributions or reinvests in additional shares of the distributing Fund or exchanges into another Harbor Fund.

  If any Fund that is permitted to acquire stock of foreign corporations acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for a tax upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC. Because a credit for this tax could not be passed through to such Fund's shareholders, the tax would in effect reduce the Fund's economic return from its PFIC investment. An election may generally be available to these Funds that would ameliorate this adverse tax consequence, in which case these Funds might not be required to limit investments in passive foreign investment companies or take other defensive actions with respect to such investments. However, investment in a PFIC could also require these Funds to recognize income (which would have to be distributed to the Funds' shareholders to avoid a tax on the Funds) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.

  The federal income tax rules applicable to certain investments or transactions within each Fund are unclear in certain respects, and a Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distribution to shareholders. Each Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.

  Due to certain adverse tax consequences, the Funds do not intend, absent a change in applicable law, to acquire residual interests in REMICs.

  A Fund's transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in a Fund's portfolio or that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. A Fund may therefore need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.

  Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, are required to provide Harbor with their social security or other taxpayer identification numbers and certain required certifications. Harbor may refuse to accept an application or may be required to withhold (as "backup withholding") 31% of reportable dividends, capital gain distributions and proceeds from the redemption or exchange of shares (other than the redemption or exchange of shares of the Harbor Money Market Fund) if such numbers and certifications are not provided, if a shareholder informs the Fund that backup withholding is currently applicable to the shareholder, or if the Fund is notified by the Internal Revenue Service or a broker that a number provided is incorrect or that a shareholder is subject to backup withholding for failure to report all taxable interest or dividend payments. Amounts treated as ordinary dividends to non-U.S. persons (including foreign entities) may be subject to nonresident alien withholding tax at a rate of up to 30%, and certain other payments to such persons may be subject to backup withholding.

  Each Fund will be subject to a four percent nondeductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.

  Provided that a Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax. As regulated investment companies, the Funds will also be exempt from the Ohio corporation franchise tax and the Ohio tax on dealers in intangibles, although certain reporting requirements, which have been waived in the past, may in the future have to be satisfied as a prerequisite for this Ohio tax exemption.

  Withdrawals under the systematic withdrawal plan involve redemptions of Fund shares, which may have tax consequences for participants.

  All or a portion of any loss realized on a redemption of shares may be disallowed or recharacterized under tax rules relating to wash sales or redemptions of shares held for six months or less.

  Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.


  Each of Harbor International Growth Fund, Harbor Global Equity Fund, Harbor International Fund II and Harbor International Fund may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) and may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders. The availability of such credits or deductions is subject to certain restrictions and limitations under the Code. Other Funds may also be subject to foreign taxes with respect to their foreign investments but generally will not be eligible to make this election. Certain foreign exchange gains and losses realized by a Fund may be treated as ordinary income and losses. Investment by any Fund in zero coupon, stripped or certain other securities with original issue discount or market discount could require the Fund to liquidate investments in order to generate cash for distributions.

  At October 31, 1999 Harbor Bond Fund had a capital loss carryforward (in thousands) of approximately $12,526, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2007.

  At October 31, 1999 Harbor Short Duration Fund had capital loss carryforwards (in thousands) of approximately $23,096, which may be available to offset future realized capital gains, if any; $3,937, $13,538, $1,182, $2,216 and $2,223 will expire on October 31, 2001, October 31, 2002, October 31, 2004, October 31, 2005 and October 31, 2007, respectively.

  At October 31, 1999 Harbor Money Market Fund had a capital loss carryforward (in thousands) of approximately $9, which may be available to offset future realized capital gains, if any, and will expire on October 31, 2007.

  The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of shares of the Funds may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of a Fund are attributable to the interest it receives on direct obligations of the U.S. government or, in the case of property taxes, to the extent the value of the shares of a Fund owned by a shareholder who is subject to tax in such state is attributable to such obligations. The Funds are not required to, and may not, provide reports, returns, or other information that may be required for shareholders in particular states to obtain any state tax or other benefits in such states. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of the Fund in their particular circumstances.

                        ORGANIZATION AND CAPITALIZATION

  GENERAL. Harbor Fund is an open-end investment company established as a Massachusetts business trust in 1986 and reorganized as a Delaware business trust in 1993. Costs incurred by Harbor Fund in connection with the organization and initial registration and public offering of the shares of Harbor International Fund II, which total approximately $23,052, are being amortized over a five-year period beginning on June 1, 1996.

  The Trustees of Harbor Fund are responsible for the overall management and supervision of its affairs. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Pursuant to an exemptive order of the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement. Shares of a Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Agreement and Declaration of Trust (the "Declaration of Trust") and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes.

  Unless otherwise required by the Investment Company Act or the Agreement and Declaration of Trust (the "Declaration of Trust"), Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

  SHAREHOLDER AND TRUSTEE LIABILITY. Harbor is organized as a Delaware business trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a

Delaware business trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of Harbor. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by Harbor or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that Harbor shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Harbor and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

  The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


  As of October 31, 2000, an Owens-Illinois Master Retirement Trust pension portfolio owned beneficially and of record 71% of the outstanding shares of beneficial interest of Harbor Short Duration Fund. As of October 31, 2000, the Owens-Illinois 401(k) Trust owned beneficially and of record 32%, 26% and 25% of the outstanding shares of beneficial interest of Harbor Growth Fund, Harbor Value Fund and Harbor Money Market Fund, respectively. Although all shareholders reserve the right to terminate their investments in any of the Funds at any time in the future, the Owens-Illinois Master Retirement Trust pension portfolio and Owens-Illinois savings plans have no present intention of doing so. As of October 31, 2000, each of the following persons beneficially owned five percent or more of the voting securities of each such Fund. Except as noted, the address of each such beneficial owner is One SeaGate, Toledo, Ohio 43666.


--------------------------------------------------------------------------------------------------------------------------------
                                                              HARBOR          HARBOR
                                                  HARBOR   INTERNATIONAL     CAPITAL         HARBOR          HARBOR       HARBOR
                                                  GROWTH      GROWTH       APPRECIATION   INTERNATIONAL   INTERNATIONAL   VALUE
                 NAME OF OWNER                     FUND        FUND            FUND          FUND II          FUND         FUND
--------------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co, Inc.
 Omnibus Account
 Registration
 101 Montgomery Street
 San Francisco, CA 94101-4122...................     7%          15%            20%            15%             18%          --
Donaldson Lufkin Jenrette
 SEC Corp. Inc. Reinvest Account
 c/o Transfer Dept. - 7th Floor
 P.O. Box 2052
 Jersey City, NJ 07303-2052.....................    --           --             --             --              --           --
Fidelity Investments Institutional
 Operations Co. Inc.
 FBO Certain Employee Benefit Plans
 100 Magellan Way KW1C
 Covington, KY 41015............................    --           --              6%            --              --           --
HCR Master Retirement Trust.....................    --           --             --             --              --            9%
Jupiter & Co.
 c/o Investors Bank & Trust Co.
 P.O. Box 1537 TOP57
 Boston, MA 02205-1537..........................    --           --             --              7%             --           --
Maryland State
 Retirement Agency
 301 West Preston Street
 Baltimore, MD 21201-2363.......................    --           --             --             --              10%          --
National Financial
 c/o Mutual Funds
 P.O. Box 3908
 Church Street Station
 New York, NY 10008-3908........................    --            5%             6%            --              --           --
Owens-Illinois 401(k) Trust.....................    32%          --             --             --              --           26%
Owens-Illinois Master Retirement Trust..........    --           --             --             --              --           --
PFPC FBO Supermarket Program
 c/o LPL-KOP
 211 South Gaulph Road
 King of Prussia, PA 19406......................    --           --              7%            --              --           --
Sim International Equity Trust
 c/o Strategic Investment
 1001 19th Street North--16th Floor
 Arlington, VA 22209-1722.......................    --           --             --              9%             --           --
State Street Bank & Trust
 3M Voluntary Investment Plan
 One Enterprise Drive
 North Quincy, MA 02171.........................    --           --              8%            --              --           --
--------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------  --------------------------
                                                            HARBOR    HARBOR
                                                  HARBOR    SHORT     MONEY
                                                   BOND    DURATION   MARKET
                 NAME OF OWNER                     FUND      FUND      FUND
------------------------------------------------  --------------------------
Charles Schwab & Co, Inc.
 Omnibus Account
 Registration
 101 Montgomery Street
 San Francisco, CA 94101-4122...................    23%       --        --
Donaldson Lufkin Jenrette
 SEC Corp. Inc. Reinvest Account
 c/o Transfer Dept. - 7th Floor
 P.O. Box 2052
 Jersey City, NJ 07303-2052.....................    10%       --        --
Fidelity Investments Institutional
 Operations Co. Inc.
 FBO Certain Employee Benefit Plans
 100 Magellan Way KW1C
 Covington, KY 41015............................    --        --        --
HCR Master Retirement Trust.....................    --        --        --
Jupiter & Co.
 c/o Investors Bank & Trust Co.
 P.O. Box 1537 TOP57
 Boston, MA 02205-1537..........................    --        --        --
Maryland State
 Retirement Agency
 301 West Preston Street
 Baltimore, MD 21201-2363.......................    --        --        --
National Financial
 c/o Mutual Funds
 P.O. Box 3908
 Church Street Station
 New York, NY 10008-3908........................    10%       --        --
Owens-Illinois 401(k) Trust.....................    --        --        25%
Owens-Illinois Master Retirement Trust..........    --        71%       --
PFPC FBO Supermarket Program
 c/o LPL-KOP
 211 South Gaulph Road
 King of Prussia, PA 19406......................    --        --        --
Sim International Equity Trust
 c/o Strategic Investment
 1001 19th Street North--16th Floor
 Arlington, VA 22209-1722.......................    --        --        --
State Street Bank & Trust
 3M Voluntary Investment Plan
 One Enterprise Drive
 North Quincy, MA 02171.........................    --        --        --
-----------------------------------------------------------------------------------

                                   CUSTODIAN

  State Street Bank and Trust Company has been retained to act as Custodian of the Funds' assets and, in that capacity, maintains certain financial and accounting records of the Funds. The Custodian's mailing address is P.O. Box 1713, Boston, MA 02105.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

  Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as Harbor Fund's independent accountants, providing audit services, including review and consultation in connection with various filings by Harbor Fund with the SEC and tax authorities for the fiscal year ending October 31, 2000. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, had served as Harbor Fund's independent accountants for prior periods. The audited financial statements of Harbor Fund incorporated by reference in this Statement of Additional Information have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, which previously served as independent accountants, given on the authority of said firm as experts in auditing and accounting.

  The unaudited financial statements of Harbor Fund together with the notes to the financial statements, all of which are included in the semi-annual report to the shareholders dated April 30, 2000 on pages 34 through 52 are hereby incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

MOODY'S INVESTORS SERVICE, INC.

  AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

  A: Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  BAA: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

  BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MlG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

  MIG-1--Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

  MIG-2--Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

STANDARD & POOR'S CORPORATION

  AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

  AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

  A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  BB AND B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  Municipal notes issued since July 29, 1984 are rated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics. An SP-2 designation indicates a satisfactory capacity to pay principal and interest, while an SP-3 designation indicates speculative capacity to pay principal and interest.

DUFF & PHELPS, INC.
(HARBOR MONEY MARKET FUND ONLY)

  AAA: Long-term fixed income securities which are rated AAA are judged to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA: Long-term fixed income securities which are rated AA are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  Duff & Phelps applies modifiers, AA+, AA, and AA- in the AA category for long-term fixed securities. The modifier AA+ indicates that the security ranks in the higher end of the AA category; the modifier AA indicates a mid-range ranking; and the modifier AA- indicates that the issue ranks in the lower end of the AA category.

FITCH/IBCA
(HARBOR MONEY MARKET FUND ONLY)

  AAA: Bonds which are rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  AA: Bonds which are rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'. Fitch applies plus ("+") and minus ("-") modifiers in the AA category to indicate the relative position of a credit within the rating category. The modifier AA+ indicates that the security ranks at the higher end of the AA category 4 than a security rated AA or AA-.

THOMSON BANKWATCH, INC.
(HARBOR MONEY MARKET FUND ONLY)

  A: Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

  A/B: Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

  P-1: Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

STANDARD & POOR'S CORPORATION

  A-1: Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

DUFF & PHELPS, INC.
(HARBOR MONEY MARKET FUND ONLY)

  DUFF 1: Commercial paper and certificates of deposit rated Duff 1 are considered to have a very high certainty of timely payment. Liquidity factors are considered excellent and are supported by strong fundamental protection factors. Risk factors are minor.

  Duff & Phelps applies a plus and minus rating scale, Duff 1 plus, Duff 1 and Duff 1 minus in the Duff 1 top grade category for commercial paper and certificates of deposit. The rating Duff 1 plus indicates that the security has the highest certainty of timely payment, short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations; the rating Duff 1 indicates a very high certainty of timely payment, liquidity factors are excellent and risk factors are minimal; and the rating Duff 1 minus indicates a high certainty of timely payment, liquidity factors are strong and risk factors are very small.

                               [HARBOR FUND LOGO]

                                  One SeaGate
                               Toledo, Ohio 43666
                                 1-800-422-1050
                               www.harborfund.com


11/2000/50                                                 [RECYCLED PAPER LOGO]

                                                                  recycled paper

                                  HARBOR FUND

                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS


    a. (1)(1)    Agreement and Declaration of Trust, dated June 8, 1993.
       (1)(2)    Establishment and Designation of Series of Shares of
                   Beneficial Interest, $.01 Par Value Per Share, dated
                   November 1, 1993.
       (1)(3)    Establishment and Designation of Series of Shares of
                   Beneficial Interest, $.01 Par Value Per Share dated June
                   1, 1996.
       (6)(4)    Form of Establishment and Designation of Series of
                   Beneficial Interest, $.01 Par Value Per Share dated
                   November 1, 2000.
       (5)       Form of Establishment and Designation of Series of
                   Beneficial Interest, $.01 Par Value Per Share dated
                   February 1, 2001.
 (1)b.           By-laws, dated June 8, 1993.
    c.           Inapplicable.
    d. (1)(1)    Investment Advisory Agreement--Harbor International Growth
                   Fund.
       (1)(2)    Investment Advisory Agreement--Harbor Growth Fund.
       (1)(3)    Investment Advisory Agreement--Harbor Capital Appreciation
                   Fund.
       (1)(4)    Investment Advisory Agreement--Harbor International Fund II.
       (1)(5)    Investment Advisory Agreement--Harbor International Fund.
       (1)(6)    Investment Advisory Agreement--Harbor Value Fund.
       (1)(7)    Investment Advisory Agreement--Harbor Bond Fund.
       (1)(8)    Investment Advisory Agreement--Harbor Short Duration Fund.
       (1)(9)    Investment Advisory Agreement--Harbor Money Market Fund.
       (1)(10)   Subadvisory Contract--Harbor International Growth Fund.
       (1)(11)   Subadvisory Contract--Harbor Growth Fund.
       (1)(12)   Subadvisory Contract--Harbor Capital Appreciation Fund.
       (1)(13)   Subadvisory Contract--Harbor International Fund II.
       (1)(14)   Subadvisory Contract--Harbor International Fund.
       (1)(15)   Subadvisory Contract--Harbor Value Fund.
       (1)(16)   Subadvisory Contract--Harbor Value Fund.
       (1)(17)   Subadvisory Contract--Harbor Bond Fund.
       (1)(18)   Subadvisory Contract--Harbor Short Duration Fund.
       (1)(19)   Subadvisory Contract--Harbor Money Market Fund.
       (2)(20)   Subadvisory Contract--Harbor Growth Fund.
       (2)(21)   Amendment to Investment Advisory Agreements.
       (6)(22)   Form of Investment Advisory Agreement--Harbor Mid Cap Growth
                   Fund.
       (6)(23)   Form of Subadvisory Contract--Harbor Mid Cap Growth Fund.
       (6)(24)   Form of Investment Advisory Agreement--Harbor Small Cap
                   Growth Fund.
       (6)(25)   Form of Subadvisory Agreement--Harbor Small Cap Growth Fund.
       (26)      Form of Investment Advisory Agreement--Harbor Global Equity
                   Fund.
       (27)      Form of Subadvisory Contract--Harbor Global Equity Fund.
 (1)e.           Distribution Agreement.
    f.           Inapplicable.
 (3)g.           Custodian Agreement.
       (1).      Fee Schedule for Exhibit g.
 (1)h.           Transfer Agent and Service Agreement.
       (6)(1).   Fee Schedule for Exhibit h.
 (1)i.           Opinion and Consent of Counsel as to legality of shares
                   being registered incorporated by reference to Rule 24f-2
                   Notice filed on Form 24f-2 on December 27, 1996 (File No.
                   811-04676).
    j.           Consent of Independent Accountants.
    k.           2000 Semi-Annual Report to Shareholders is incorporated by reference to Form N30D (File No. 811-04676) filed on June
                   23, 2000 (Accession No. 0000950124-00-003864).
 (3)l.           Investment Representation Letter relating to initial
                   capital.
    m.           Inapplicable.
    n.           Inapplicable.
    o.           Power of Attorney.
    p. (6)(1)    Harbor Fund and HCA Securities, Inc. Code of Ethics.
       (6)(2)    Harbor Capital Advisors, Inc. Code of Ethics.
       (6)(3)    Emerging Growth Advisors, Inc. Code of Ethics.
       (6)(4)    Jennison Associates LLC Code of Ethics.
       (6)(5)    Summit International Investments, Inc. Code of Ethics.
       (6)(6)    Northern Cross Investments, Ltd. Code of Ethics.

       (6)(7)    DePrince, Race & Zollo Code of Ethics.
       (6)(8)    Richards & Tierney Code of Ethics.
       (6)(9)    Pacific Investment Management Co. Code of Ethics.
       (6)(10)   Fischer, Francis Trees & Watts Code of Ethics.
       (7)(11)   Wall Street Associates Code of Ethics
       (7)(12)   Westfield Capital Management Company, Inc. Code of Ethics
       (13)      BPI Global Asset Management Code of Ethics



------------

 (1)  Filed with Post-Effective Amendment No. 22 on February 27,
      1997.
 (2)  Filed with Post-Effective Amendment No. 23 on December 30,
      1997.
 (3)  Filed with Post-Effective Amendment No. 24 on February 26,
      1998.
 (4)  Filed with Post-Effective Amendment No. 25 on December 30,
      1998.
 (5)  Filed with Post-Effective Amendment No. 27 on February 25,
      2000.
 (6)  Filed with Post-Effective Amendment No. 28 on August 14,
      2000.
 (7)  Filed with Post-Effective Amendment No. 29 on October 26,
      2000.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


As of October 31, 2000, the Owens-Illinois Master Retirement Trust pension portfolio owned beneficially and of record 71% of the outstanding shares of beneficial interest of Harbor Short Duration Fund.



As of October 31, 2000, the Owens-Illinois 401(k) Trust owned beneficially and of record 32%, 26% and 25% of the outstanding shares of beneficial interest of Harbor Growth Fund, Harbor Value Fund and Harbor Money Market Fund, respectively.


ITEM 25. INDEMNIFICATION

The Registrant maintains directors and officers insurance which, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER

The business of Harbor Capital Advisors, Inc. is summarized under "The Adviser and Subadvisers" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-20374) and is hereby incorporated herein by reference thereto.

Northern Cross Investments Limited is a subadviser to Registrant's investment adviser. The business or other connections of each director and officer of Northern Cross Investments Limited is currently listed in the investment adviser registration on Form ADV for Northern Cross Investments Limited (File No. 801-42997) and is hereby incorporated by reference thereto.

Emerging Growth Advisors, Inc. is a subadviser to Registrant's investment adviser. The business or other connections of each director and officer of Emerging Growth Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Emerging Growth Advisors, Inc. (File No. 801-42166) and is hereby incorporated by reference thereto.

Richards & Tierney, Inc. is a subadviser to Registrant's investment adviser. The business or other connections of each director and officer of Richards & Tierney, Inc. is currently listed in the investment adviser registration on Form ADV for Richards & Tierney, Inc. (File No. 801-22646) and is hereby incorporated by reference thereto.

Pacific Investment Management Company is a subadviser to Registrant's investment adviser. The business or other connections of each director and officer of Pacific Investment Management Company is currently listed in the investment adviser registration on Form ADV for Pacific Investment Management Company (File No. 801-7260) and is hereby incorporated by reference thereto.

Fischer Francis Trees & Watts, Inc. is a subadviser to Registrant's investment adviser. The business and other connections of each director and officer of Fischer Francis Trees & Watts, Inc. is currently listed in the investment adviser registration on Form ADV for Fischer Francis Trees & Watts, Inc. (File No. 801-10577) and is hereby incorporated by reference thereto.

Jennison Associates LLC is a subadviser to Registrant's investment adviser. The business or other connections of each director or officer of Jennison Associates LLC is currently listed in the investment adviser registration on Form ADV for Jennison Associates LLC (File No. 801-5608) and is hereby incorporated by reference thereto.

DePrince, Race & Zollo, Inc. is a subadviser to Registrant's investment adviser. The business or other connections of each director or officer of DePrince, Race & Zollo, Inc. is currently listed in the investment adviser registration on Form ADV for DePrince, Race & Zollo, Inc. (File No. 801-48779) and is hereby incorporated by reference thereto.

Summit International Investments, Inc. is a subadviser to Registrant's investment adviser. The business or other connections of each director or officer of Summit International Investments, Inc. is currently listed in the investment adviser registration on Form ADV for Summit International Investments, Inc. (File No. 801-51305) and is hereby incorporated by reference thereto.

Wall Street Associates is a subadviser to Registrant's investment adviser. The business and other connections of each director and officer of Wall Street Associates is currently listed in the investment adviser registration on Form ADV for Wall Street Associates (File No. 801-30019) and is hereby incorporated herein by reference thereto.

Westfield Capital Management Company, Inc. is a subadviser to Registrant's investment adviser. The business and other connections of each director and officer of Westfield Capital Management is currently listed in the investment adviser registration on Form ADV for Westfield Capital Management (File No. 801-34350) and is hereby incorporated herein by reference thereto.


BPI Global Asset Management LLP is a subadviser to Registrant's investment adviser. The business and other connections of each director and officer of BPI Global Asset Management LLP is currently listed in the investment adviser registration on Form ADV for BPI Global Asset Management LLP (File No. 801-53972) and is hereby incorporated herein by reference thereto.


ITEM 27. PRINCIPAL UNDERWRITER

(a) None

(b)

                                                                             POSITIONS AND          POSITIONS AND
                                                                              OFFICES WITH           OFFICES WITH
                       NAME                        BUSINESS ADDRESS           UNDERWRITER             REGISTRANT
                       ----                        ----------------          -------------          -------------
  David G. Van Hooser...........................  One SeaGate           Director                    Chairman
                                                  Toledo, Ohio 43666                                and Trustee
  James M. Williams.............................  One SeaGate           Director and                President
                                                  Toledo, Ohio 43666    President
  Constance L. Souders..........................  One SeaGate           Director, Vice President    Vice President
                                                  Toledo, Ohio 43666    and Secretary               and Treasurer

(c) Inapplicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, Harbor Capital Advisors, Inc., HCA Securities, Inc., and Harbor Transfer, Inc. each of which is located at One SeaGate, Toledo, Ohio 43666; Wall Street Associates, 1200 Prospect Street, Suite 100, LaJolla, California 92037; Emerging Growth Advisors, Inc., 401 E. Pratt Street, Suite 211, Baltimore, Maryland 21202; Westfield Capital Management Company, Inc., One Financial Center, 23rd Floor, Boston, Massachusetts 02111; BPI Global Asset Management LLP, 1900 Summit Tower Blvd, Suite 450, Orlando, FL 32810; Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Summit International Investments, Inc., 125 Summer Street, Boston, Massachusetts 02110; Northern Cross Investments Limited, Clarendon House, 2 Church Street, Hamilton, Bermuda HMDX; DePrince, Race & Zollo, Inc., 201 Orange Avenue, Suite 850, Orlando, Florida 32801; Richards & Tierney, Inc., 111 W. Jackson Blvd., Chicago, Illinois 60604; Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660; Fischer Francis Trees & Watts, Inc., 200 Park Avenue,

New York, New York 10166. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

ITEM 29. MANAGEMENT SERVICES

Inapplicable.

ITEM 30. UNDERTAKINGS

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toledo, the State of Ohio, on the 16th day of November, 2000.


                                        HARBOR FUND


                                        By: /s/ James M. Williams


                                            JAMES M. WILLIAMS


                                            PRESIDENT


Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.


                       SIGNATURES                                        TITLE                       DATE
                       ----------                                        -----                       ----

            /s/          DAVID G. VAN HOOSER*             Chairman and Trustee                 November 16, 2000
--------------------------------------------------------
                  DAVID G. VAN HOOSER

            /s/             JAMES M. WILLIAMS             President (Principal Executive       November 16, 2000
--------------------------------------------------------  Officer)
                   JAMES M. WILLIAMS

            /s/          CONSTANCE L. SOUDERS             Vice President and Treasurer         November 16, 2000
--------------------------------------------------------  (Principal Financial and Accounting
                  CONSTANCE L. SOUDERS                    Officer)

             /s/              JOHN P. GOULD*              Trustee                              November 16, 2000
--------------------------------------------------------
                     JOHN P. GOULD

             /s/          HOWARD P. COLHOUN*              Trustee                              November 16, 2000
--------------------------------------------------------
                   HOWARD P. COLHOUN

             /s/             RODGER F. SMITH*             Trustee                              November 16, 2000
--------------------------------------------------------
                    RODGER F. SMITH


-------------------------

* Executed by James M. Williams pursuant to a power of attorney filed with Post-Effective Amendment No. 30.

                                  HARBOR FUND

                  INDEX TO EXHIBITS IN REGISTRATION STATEMENT


  NO.                                 EXHIBIT                             PAGE
  ---                                 -------                             ----
99.a(5)     Form of Establishment and Designation of Series of
            Beneficial Interest, $.01 Par Value Per Secure dated
            February 1, 2001
99.d(26)    Form of Investment Advisory Agreement - Harbor Global Equity
            Fund
99.d(27)    Form of Subadvisory Contract - Harbor Global Equity Fund
99.g(1)     Fee Schedule for Exhibit G
99.j        Consent of Independent Accountants
99.o        Power of Attorney
99.p(13)    BPI Global Asset Management LLP Code of Ethics